   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 18, 2001

                                             1933 ACT REGISTRATION NO. 333-46113
                                             1940 ACT REGISTRATION NO. 811-08651
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                       POST-EFFECTIVE AMENDMENT NO. 7 TO
                             REGISTRATION STATEMENT
                                       ON
                                    FORM S-6


               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                 LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM
                            VARIABLE LIFE INSURANCE

                           (EXACT NAME OF REGISTRANT)

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                              (NAME OF DEPOSITOR)

               120 Madison Street, Suite 1700, Syracuse, NY 13202

              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code

                                 (888) 223-1860


         Robert O. Sheppard, Esquire                       COPY TO:
  Lincoln Life & Annuity Company of New York        Jeremy Sachs, Esquire
        120 Madison Street, Suite 1700               The Lincoln National
              Syracuse NY 13202                     Life Insurance Company
   (NAME AND ADDRESS OF AGENT FOR SERVICE)            350 Church Street
                                                      Hartford, CT 06103


           Approximate date of proposed public offering: Continuous.

  INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)

    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24f-2 for the Registrant for the fiscal year ending December 31, 2000 was filed March 22, 2001.


    It is proposed that this filing will become effective:
    / / immediately on filing, pursuant to Rule 485(b)
    /X/ on October 1, 2001, pursuant to Rule 485(b)
    / / 60 days after filing pursuant to Rule 485(a)

                             CROSS REFERENCE SHEET
                            (RECONCILIATION AND TIE)
                     REQUIRED BY INSTRUCTION 4 TO FORM S-6

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
  1                            Cover Page, Highlights

  2                            Cover Page

  3                            *

  4                            Distribution of Policies

  5                            LLANY, the Separate Account and the General
                               Account

  6(a)                         LLANY, the Separate Account and the General
                               Account

  6(b)                         *

  9                            Legal Proceedings

  10(a)-(c)                    Right-to-Examine Period; Surrenders of the
                               Policy; Accumulation Value; Reports to Owners

  10(d)                        Right to Exchange the Policy; Policy Loans;
                               Surrenders of the Policy; Allocation of Net
                               Premium Payments

  10(e)                        Lapse and Reinstatement

  10(f)                        Voting Rights

  10(g)-(h)                    Substitution of Securities

  10(i)                        Premium Payments; Transfers; Death Benefit;
                               Policy Values; Settlement Options

  11                           The Funds

  12                           The Funds

  13                           Charges and Fees

  14                           The Policy

  15                           Premium Payments; Transfers

  16                           LLANY, the Separate Account and the General
                               Account

  17                           Surrender of the Policy

  18                           LLANY, the Separate Account and the General
                               Account

  19                           Reports to Owners

  20                           *

  21                           Policy Loans

  22                           *

  23                           LLANY, the Separate Account and the General
                               Account

  24                           Incontestability; Suicide; Misstatement of Age or
                               Gender

  25                           LLANY, the Separate Account and the General
                               Account

  26                           Fund Participation Agreements

  27                           LLANY, the Separate Account and the General
                               Account

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
  28                           Directors and Officers of LLANY

  29                           LLANY, the Separate Account and the General
                               Account

  30                           *

  31                           *

  32                           *

  33                           *

  34                           *

  35                           *

  37                           *

  38                           Distribution of Policies

  39                           Distribution of Policies

  40                           *

  41(a)                        Distribution of Policies

  42                           *

  43                           *

  44                           The Funds; Premium Payments

  45                           *

  46                           Surrender of the Policy

  47                           LLANY, the Separate Account and the General
                               Account; Surrender of the Policy, Transfers

  48                           *

  49                           *

  50                           LLANY, the Separate Account and the General
                               Account

  51 Cover Page; Highlights; Premium Payments; Right to Exchange the Policy

  52                           Substitution of Securities

  53                           Tax Matters

  54                           *

  55                           *

* Not Applicable

                                  PROSPECTUS 1


                  Incorporated by reference to Post-Effective
                  Amendment No. 6 to Registration Statement on
                  Form S-6 (File No. 333-46113) filed on
                  April 19, 2001.

                                  PROSPECTUS 2

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

HOME OFFICE LOCATION:
120 MADISON STREET
SUITE 1700
SYRACUSE, NY 13202
(888) 223-1860

ADMINISTRATIVE OFFICE:
PERSONAL SERVICE CENTER MVLI
350 CHURCH STREET
HARTFORD, CT 06103-1106
(800) 444-2363

--------------------------------------------------------------------------------

               A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
              BENEFITS PAYABLE ON DEATH OF SECOND OF TWO INSUREDS
--------------------------------------------------------------------------------


This Prospectus describes LSVUL featuring the Elite Series of Funds, a flexible premium variable life insurance contract (the "Policy"), offered by Lincoln Life & Annuity Company of New York ("LLANY" "we", "our" or "us"). The Policy provides death benefits when the second of the two named Insureds dies (a "Second Death Policy").


The Policy features include: flexible premium payments; a choice of one of two death benefit options; and a choice of underlying investment options.

It may not be advantageous to replace existing insurance or supplement an existing flexible premium variable life insurance contract with the Policy. This Prospectus and the Prospectuses of the Funds furnished with this Prospectus should be read carefully to understand the Policy being offered.

The Policy described in this Prospectus is available only in New York.

You may allocate net premiums to the Sub-Accounts of our Flexible Premium Variable Life Account R ("Separate Account"). Each Sub-Account invests in one of the funds listed below.


AIM VARIABLE INSURANCE FUNDS
AIM V.I. Growth Fund (Series I)
AIM V.I. International Equity Fund (Series I)
AIM V.I. Value Fund (Series I)



ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
AllianceBernstein Small Cap Value Portfolio (Class A)
Growth and Income Portfolio (Class A)
Premier Growth Portfolio (Class A)
Technology Portfolio (Class A)



AMERICAN FUNDS INSURANCE SERIES
Global Small Capitalization Fund (Class 2)
Growth Fund (Class 2)
Growth-Income Fund (Class 2)
International Fund (Class 2)



DELAWARE GROUP PREMIUM FUND
Growth and Income Series (Standard Class)
High Yield Series (Standard Class)
REIT Series (Standard Class)
Small Cap Value Series (Standard Class)
Trend Series (Standard Class)
U.S. Growth Series (Standard Class)



DEUTSCHE ASSET MANAGEMENT VIT FUNDS TRUST
EAFE-Registered Trademark- Equity Index Fund
Equity 500 Index Fund
Small Cap Index Fund



FIDELITY VARIABLE INSURANCE PRODUCTS
Contrafund Portfolio (Service Class)
Equity-Income Portfolio (Service Class)
Growth Portfolio (Service Class)
Overseas Portfolio (Service Class)



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Small Cap Fund (Class 1)
Templeton Growth Securities Fund (Class 1)



JANUS ASPEN SERIES
Aggressive Growth Portfolio (Service Shares)
Balanced Portfolio (Service Shares)
Worldwide Growth Portfolio (Service Shares)



LINCOLN NATIONAL FUNDS (LN)
LN Aggressive Growth Fund, Inc.
LN Bond Fund, Inc.
LN Capital Appreciation Fund, Inc.
LN Global Asset Allocation Fund, Inc.
LN International Fund, Inc.
LN Money Market Fund, Inc.
LN Social Awareness Fund, Inc.



MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST
Capital Opportunities Series (Initial Class)
Emerging Growth Series (Initial Class)
Total Return Series (Initial Class)
Utilities Series (Initial Class)



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Mid-Cap Growth Portfolio
Regency Portfolio



PUTNAM VARIABLE TRUST
Growth & Income Fund (Class IB)
Health Sciences Fund (Class IB)


TO BE VALID, THIS PROSPECTUS MUST HAVE THE CURRENT MUTUAL FUNDS' PROSPECTUSES WITH IT. KEEP ALL FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.


                       PROSPECTUS DATED: OCTOBER 1, 2001

                               TABLE OF CONTENTS


CONTENTS                                              PAGE
--------                                            --------
HIGHLIGHTS........................................      3
  Initial Choices To Be Made......................      3
  Death Benefit...................................      3
  Amount of Premium Payment.......................      4
  Selection of Funding Vehicles...................      4
  Charges and Fees................................      5
  Fund Expenses...................................      6
  Changes in Specified Amount.....................      8
LLANY, THE SEPARATE ACCOUNT AND THE GENERAL
 ACCOUNT..........................................      9
BUYING VARIABLE LIFE INSURANCE....................     10
  Replacements....................................     11
APPLICATION.......................................     11
OWNERSHIP.........................................     12
BENEFICIARY.......................................     12
INSUREDS..........................................     12
THE POLICY........................................     13
  Policy Specifications...........................     13
PREMIUM FEATURES..................................     13
  Planned Premiums; Additional Premiums...........     13
  Limits on Right to Make Payments of Additional
   and Planned Premiums...........................     13
  Premium Load; Net Premium Payment...............     14
RIGHT-TO-EXAMINE PERIOD...........................     14
TRANSFERS AND ALLOCATION AMONG ACCOUNTS...........     14
  Allocation of Net Premium Payments..............     14
  Transfers.......................................     14
  Optional Sub-Account Allocation Programs........     15
    Dollar Cost Averaging.........................     15
    Automatic Rebalancing.........................     15
POLICY VALUES.....................................     16
  Accumulation Value..............................     16
  Separate Account Value..........................     16
    Variable Accumulation Unit Value..............     16
    Variable Accumulation Units...................     17
  Fixed Account and Loan Account Value............     17
  Net Accumulation Value..........................     17
FUNDS.............................................     17
  Substitution of Securities......................     22
  Voting Rights...................................     22
  Fund Participation Agreements...................     22
CHARGES AND FEES..................................     23
  Deductions from Premium Payments................     23
  Deductions Made Monthly.........................     23
    Monthly Deduction.............................     23
    Cost of Insurance Charge......................     23
  Mortality and Expense Risk Charge...............     24
  Surrender Charges...............................     24
  Transaction Fee for Excess Transfers............     25
DEATH BENEFITS....................................     25
  Death Benefit Options...........................     25
  Changes in Death Benefit Options and Specified
   Amount.........................................     26
  Federal Income Tax Definition of Life
   Insurance......................................     26



CONTENTS                                              PAGE
--------                                            --------

NOTICE OF DEATH OF INSUREDS.......................     27
PAYMENT OF DEATH BENEFIT PROCEEDS.................     27
  Settlement Options..............................     27
POLICY LIQUIDITY..................................     28
  Policy Loans....................................     28
  Partial Surrender...............................     28
  Surrender of the Policy.........................     29
    Surrender Value...............................     29
  Deferral of Payment and Transfers...............     29
ASSIGNMENT; CHANGE OF OWNERSHIP...................     29
LAPSE AND REINSTATEMENT...........................     30
  Lapse of a Policy...............................     30
  Reinstatement of a Lapsed Policy................     30
COMMUNICATIONS WITH LLANY.........................     31
  Proper Written Form.............................     31
OTHER POLICY PROVISIONS...........................     31
  Issuance........................................     31
  Date of Coverage................................     31
  Right to Exchange the Policy....................     31
  Maturity of the Policy..........................     32
  Incontestability................................     32
  Misstatement of Age or Gender...................     32
  Suicide.........................................     32
  Riders..........................................     33
  Nonparticipating Policies.......................     33
TAX ISSUES........................................     33
  Taxation of Life Insurance Contracts in
   General........................................     33
  Policies which are MECS.........................     34
  Policies which are not MECS.....................     35
  Last Survivor Contract..........................     35
  Other Considerations............................     36
  Tax Status Of LLANY.............................     36
FAIR VALUE OF THE POLICY..........................     37
DIRECTORS AND OFFICERS OF LLANY...................     37
DISTRIBUTION OF POLICIES..........................     39
CHANGES OF INVESTMENT POLICY......................     40
STATE REGULATION..................................     40
REPORTS TO OWNERS.................................     40
ADVERTISING.......................................     40
LEGAL PROCEEDINGS.................................     41
EXPERTS...........................................     41
REGISTRATION STATEMENT............................     41
Appendix 1........................................     42
  Illustrations of Accumulation Values, Surrender
   Values, and Death Benefit Proceeds.............     42
Appendix 2........................................     47
  Corridor Percentages............................     47
Financial Statements..............................
  Separate Account 12/31/00.......................    R-1
  Lincoln Life & Annuity Company
   of New York 12/31/00...........................    S-1
  Separate Account -- Unaudited 6/30/01...........    I-1
  Lincoln Life & Annuity Company
   of New York -- Unaudited 6/30/01...............    C-1

HIGHLIGHTS

                    This section is an overview of key Policy features. Your Policy is a flexible premium variable life insurance policy. Your Policy insures two Insureds. If one of the Insureds dies, the Policy pays no death benefit. Your Policy will pay the death benefit only when the second Insured dies. A "second-to-die" policy might be suitable when both of the Insureds have income of their own and only want to provide financial support for their dependents if both of them should die, or to provide liquidity to heirs when the Second Insured dies. If replacement income or immediate cash liquidity is needed upon the death of one Insured, this type of policy may not be suitable.

                    The Policy's value may change on a:

                    1) fixed basis;
                    2) variable basis; or a
                    3) combination of both fixed and variable bases.

                    Review your personal financial objectives and discuss them with a qualified financial counselor before you buy a "second-to-die" variable life insurance policy. As a death benefit is only paid upon the second Insured's death, this Policy may, or may not, be appropriate for your individual financial goals. If you are already entitled to favorable financial tax treatment, you should satisfy yourself that this Policy meets your other financial goals before you buy it. The value of the Policy and, under one option, the death benefit amount, depends on the investment results of the funding options you select.


                    We offer other variable life insurance policies and variable annuity contracts with different features, benefits and charges. These policies and contracts also provide values that vary in accordance with the investment experience of a separate account of LLANY.


                    At all times, your Policy must qualify as life insurance under the Internal Revenue Code of 1986 (the "Code") to receive favorable tax treatment under Federal law. If these requirements are met, you may benefit from such tax treatment. LLANY reserves the right to return your premium payments if they result in your Policy failing to meet Code requirements.

                    INITIAL CHOICES TO BE MADE

                    The Policy Owner (the "Owner" or "you") is the person named in the "Policy Specifications" who has all of the Policy ownership rights. You, as the Owner, have three important choices to make when the Policy is first purchased. You need to choose:

                    1) one of the two Death Benefit Options;
                    2) the amount of premium you want to pay; and
                    3) the amount of your Net Premium Payment to be placed in
                       each of the funding options you select. The Net Premium Payment is the balance of your Premium Payment that remains after certain charges are deducted from it.

                    DEATH BENEFIT

                    The Death Benefit is the amount LLANY pays to the Beneficiary(ies) when the second Insured dies. Before we pay the Beneficiary(ies), any outstanding loan account balances or outstanding amounts due are subtracted from the Death Benefit. LLANY calculates the Death Benefit payable as of the date of the second Insured's death.

                    When you purchase your Policy, you must choose one of two Death Benefit Options:

                    1) a level death benefit; or
                    2) a varying death benefit.

                    If you choose the level Death Benefit Option, the Death Benefit will be the greater of:

                    1) the "Specified Amount" (as explained in the Death Benefits Section), is the amount of the death benefit in effect for the Policy when the second Insured died. The Specified Amount is on the Policy's Specification Page; or
                    2) the "Corridor Death Benefit," which is the death benefit calculated as a percentage of the Accumulation Value. The Net Accumulation Value (as explained in the Policy Values Section) is the total of the balances in the Fixed Account and the Separate Account minus any outstanding Loan Account amounts.

                    If you choose the varying Death Benefit Option, the Death Benefit will be the greater of:

                    1) the Specified Amount plus the Net Accumulation Value when the second Insured died; or
                    2) the Corridor Death Benefit.

                    See page 26 for more details.

                    AMOUNT OF PREMIUM PAYMENT


                    When you apply for your Policy, you must decide how much premium to pay. Premium payments may be changed within certain limits. (See page 13.)



                    You may use the value of the Policy to pay the premiums due and continue the Policy in force if sufficient values are available for premium payments. Be careful; if the investment options you choose do not do as well as you expect, there may not be enough value to continue the Policy in force without more premium payments. Charges against Policy values for the cost of insurance (see page 23) increase as the Insureds get older.



                    If your Policy lapses because your Monthly Premium Deduction is larger than the Net Accumulation Value, you may reinstate your Policy. (See page 30.)



                    When you first receive your Policy you will have 10 days to review it. This is called the "Right-to-Examine" time period. Use this time to review your Policy and make sure that it meets your needs. During this time period, your Initial Premium Payment will be deposited in the Money Market Sub-Account. If you then decide you do not want your Policy, we will return all Premium Payments to you with no interest paid. (See page 14.)


                    SELECTION OF FUNDING VEHICLES

                    VARIABLE ACCOUNT

                    This Prospectus focuses on the Separate Account investment information that makes up the "variable" part of the Policy. If you put money into the Funds, you take all the investment risk on that money. This means that if the Sub-Accounts you select go up in value, the value of your Policy, net of charges and expenses, also goes up. If they lose value, so does your Policy. Each fund has its own investment objective. You should carefully read each fund's Prospectus before making your decision.

                    You must choose the Sub-Accounts in which you want to place each Net Premium Payment. These "Sub-Accounts" make up the Separate Account. Each Sub-Account invests in shares of a certain Fund. You may also place your Net Premium Payment or part of it into the Fixed Account. A Sub-Account is not guaranteed and will increase or decrease in value according to the particular Fund's investment performance. (See page 15.)

                    FIXED ACCOUNT

                    You may also use LLANY's Fixed Account to fund your Policy. Net Premium Payments made into the Fixed Account:

                     - become part of LLANY's General Account;
                     - do not share the investment experience of the Separate
                       Account; and
                     - have a guaranteed minimum interest rate of 4% per year.


                    Interest beyond 4% is credited at LLANY's discretion. For additional information, see page 10.


                    CHARGES AND FEES

                    LLANY may profit from any of these charges. The profit from any charges, including mortality and expense risk and cost of insurance charges, may be used for any purpose, including covering shortfalls from other charges.

                    We deduct a premium load of 8% from each Premium Payment. We make monthly deductions for administrative expenses ($12.50 per month for the first Policy Year and $5 per month afterwards), the Cost of Insurance and any riders that are placed on your Policy. For Policy Years 1-20, a monthly charge of $0.09 per $1,000 of Specified Amount is deducted.


                    We make daily charges against the Separate Account for mortality and expense risk, currently at an annual rate of .80%. (See page 24.)



                    Each Fund has its own management fee charge, also deducted daily. Each Fund's expense levels will affect its investment results. The table on page 6 shows you the current expense levels for each Fund.



                    Each Policy Year you will be allowed to make 12 transfers between funding options. Beyond 12 transfers, a $25 fee may apply. (See page 25.)



                    You may surrender the Policy in full or withdraw part of its value. A Surrender Charge is applied if the Policy is surrendered totally and is the amount retained by us if the Policy is surrendered. Each time you request a partial surrender of your Policy, we charge you 2% of the amount withdrawn not to exceed $25. If you totally surrender your Policy within the first 15 years, a surrender charge will be deducted in computing what will be paid you. If you surrender your Policy within the first 15 years after an increase in the Specified Amount, a surrender charge will also be imposed, in addition to any existing surrender charge. (See page 24.)



                    You may borrow within described limits against the Policy. If you borrow against your Policy, interest will be charged to the Loan Account. Currently, the annual interest rate is

                    8%. For the first ten Policy Years interest will be credited to the Loan Account Value at the annual rate of interest charged for a loan minus 1%. For Policy Years eleven and beyond, interest will be credited at an annual rate equal to the current interest rate charged. (See page 28.)


                    FUND EXPENSES

                    The investment advisor for each of the Funds deducts a daily charge as a percent of the net assets in each fund as an asset management charge. The charge reflects asset management fees of the investment advisor (Management Fees), and other expenses incurred by the funds (including 12b-1 fees for a class of shares and Other Expenses). The charge has the effect of reducing the investment results credited to the Sub-Accounts. Future Fund expenses will vary.

                    PORTFOLIO EXPENSE TABLE


                                                                                               TOTAL
                                                                                               ANNUAL                  TOTAL FUND
                                                                                                FUND                   OPERATING
                                                                                             OPERATING                  EXPENSES
                                                                                              EXPENSES      TOTAL         WITH
                                                                                              WITHOUT      WAIVERS      WAIVERS
                                                         MANAGEMENT     12(B)1     OTHER     WAIVERS OR      AND          AND
                                       FUND                FEES(1)       FEE      EXPENSES   REDUCTIONS   REDUCTIONS   REDUCTIONS
                            ---------------------------  -----------   --------   --------   ----------   ----------   ----------
                            AIM V.I. Growth Fund
                              (Series I)...............     0.61%         N/A       0.22%       0.83%         N/A         0.83%
                            AIM V.I. International
                              Equity Fund
                              (Series I)...............     0.73          N/A       0.29        1.02          N/A         1.02
                            AIM V.I. Value Fund
                              (Series I)...............     0.61          N/A       0.23        0.84          N/A         0.84
                            Alliance VPS Growth and
                              Income Portfolio
                              (Class A)................     0.63          N/A       0.06        0.69          N/A         0.69
                            Alliance VPS Premier Growth
                              Portfolio (Class A)......     1.00          N/A       0.04        1.04          N/A         1.04
                            Alliance VPS
                              AllianceBernstein Small
                              Cap Value Portfolio
                              (Class A)................     0.91          N/A       0.04        0.95          N/A         0.95
                            Alliance VPS Technology
                              Portfolio
                              (Class A) (2)............     1.00          N/A       0.06        1.06        (0.04%)       1.02
                            AFIS Global Small
                              Capitalization Fund
                              (Class 2)................     0.80         0.25%      0.06        1.11          N/A         1.11
                            AFIS Growth Fund
                              (Class 2)................     0.36         0.25       0.02        0.63          N/A         0.63
                            AFIS Growth -- Income Fund
                              (Class 2)................     0.34         0.25       0.01        0.60          N/A         0.60
                            AFIS International Fund
                              (Class 2)................     0.54         0.25       0.05        0.84          N/A         0.84
                            Delaware GPF Growth and
                              Income Series
                             (Standard Class) (3a).....     0.60          N/A       0.08        0.68          N/A         0.68
                            Delaware GPF High Yield
                              Series
                             (Standard Class) (3b).....     0.65          N/A       0.12        0.77          N/A         0.77
                            Delaware GPF REIT Series
                              Standard Class (3c)......     0.75          N/A       0.28        1.03        (0.18)         .85
                            Delaware GPF Small Cap
                              Value Series
                             (Standard Class) (3d).....     0.75          N/A       0.14        0.89        (0.04)        0.85
                            Delaware GPF Trend Series
                             (Standard Class) (3e).....     0.73          N/A       0.11        0.84        (0.01)        0.83
                            Delaware GPF U.S. Growth
                              Series
                             (Standard Class) (3f).....     0.65          N/A       0.09        0.74          N/A         0.74
                            Deutsche VIT
                             EAFE-Registered Trademark-
                              Equity Index Fund (4)....     0.45          N/A       0.47        0.92        (0.27)        0.65
                            Deutsche VIT Equity 500
                              Index Fund (4)...........     0.20          N/A       0.14        0.34        (0.04)        0.30
                            Deutsche VIT Small Cap
                              Index Fund (4)...........     0.35          N/A       0.34        0.69        (0.24)        0.45
                            Fidelity VIP Contrafund
                              Portfolio
                              (Service Class) (5)......     0.57         0.10       0.09        0.76          N/A         0.76
                            Fidelity VIP Equity-Income
                              Portfolio
                              (Service Class) (5)......     0.48         0.10       0.08        0.66          N/A         0.66
                            Fidelity VIP Growth
                              Portfolio
                              (Service Class) (5)......     0.57         0.10       0.09        0.76          N/A         0.76
                            Fidelity VIP Overseas
                              Portfolio
                              (Service Class) (5)......     0.72         0.10       0.17        0.99          N/A         0.99
                            FTVIP Franklin Small Cap
                              Fund
                              (Class 1) (6b,c).........     0.53          N/A       0.28        0.81        (0.04)        0.77
                            FTVIP Templeton Growth
                              Securities Fund
                              (Class 1) (6a)...........     0.81          N/A       0.07        0.88          N/A         0.88

                                                                                               TOTAL
                                                                                               ANNUAL                  TOTAL FUND
                                                                                                FUND                   OPERATING
                                                                                             OPERATING                  EXPENSES
                                                                                              EXPENSES      TOTAL         WITH
                                                                                              WITHOUT      WAIVERS      WAIVERS
                                                         MANAGEMENT     12(B)1     OTHER     WAIVERS OR      AND          AND
                                       FUND                FEES(1)       FEE      EXPENSES   REDUCTIONS   REDUCTIONS   REDUCTIONS
                            ---------------------------  -----------   --------   --------   ----------   ----------   ----------
                            Janus Aspen Series
                              Aggressive Growth
                              Portfolio
                              (Service Shares) (7).....     0.65         0.25       0.02        0.92          N/A         0.92
                            Janus Aspen Series Balanced
                              Portfolio
                              (Service Shares).........     0.65         0.25       0.02        0.92          N/A         0.92
                            Janus Aspen Series
                              Worldwide Growth
                              Portfolio
                              (Service Shares) (7).....     0.65         0.25       0.05        0.95          N/A         0.95
                            LN Aggressive Growth
                              Fund, Inc................     0.70          N/A       0.08        0.78          N/A         0.78
                            LN Bond Fund, Inc..........     0.45          N/A       0.09        0.54          N/A         0.54
                            LN Capital Appreciation
                              Fund, Inc................     0.71          N/A       0.05        0.76          N/A         0.76
                            LN Global Asset Allocation
                              Fund, Inc................     0.72          N/A       0.22        0.94          N/A         0.94
                            LN International
                              Fund, Inc................     0.80          N/A       0.16        0.96          N/A         0.96
                            LN Money Market
                              Fund, Inc................     0.48          N/A       0.10        0.58          N/A         0.58
                            LN Social Awareness
                              Fund, Inc................     0.33          N/A       0.05        0.38          N/A         0.38
                            MFS-Registered Trademark-
                              VIT Capital Opportunities
                              Series
                            (Initial Class) (8a,b).....     0.75          N/A       0.16        0.91          N/A         0.91
                            MFS-Registered Trademark-
                              VIT Emerging Growth
                              Series
                              (Initial Class) (8a).....     0.75          N/A       0.10        0.85          N/A         0.85
                            MFS-Registered Trademark-
                              VIT Total Return Series
                              (Initial Class) (8a).....     0.75          N/A       0.15        0.90          N/A         0.90
                            MFS-Registered Trademark-
                              VIT Utilities Series
                              (Initial Class) (8a).....     0.75          N/A       0.16        0.91          N/A         0.91
                            Neuberger Berman AMT
                              Mid-Cap Growth
                              Portfolio................     0.84          N/A       0.14        0.98          N/A         0.98
                            Neuberger Berman AMT
                              Regency
                              Portfolio (9a,b).........     0.85          N/A       0.25        1.10          N/A         1.10
                            Putnam VT Growth & Income
                              Fund (Class IB)..........     0.46         0.25       0.04        0.75          N/A         0.75
                            Putnam VT Health Sciences
                              Fund (Class IB)..........     0.70         0.25       0.09        1.04          N/A         1.04


                ---------------------------------------------------


                (1)Certain of the Portfolio advisers reimburse the company for administrative costs incurred in connection with administering the Portfolios as variable funding options under the Policy. These reimbursements are generally paid for by the advisers from their revenues and are not charged to investors.



                (2)Absent waivers/reimbursements, the management fee, other expense and total expense would have been 1.00%, 0.06% and 1.06% respectively.



                (3) (a) The investment advisor for the Growth and Income
                        Series is Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. DMC has voluntarily elected to cap its management fee for this Series at 0.60% indefinitely.



                    (b) The investment advisor for the High Yield Series is
                        Delaware Management Company ("DMC"). Effective
                        May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%.



                    (c) The investment advisor for the REIT Series is
                        Delaware Management Company ("DMC"). Effective
                        May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 1.03%.



                    (d) The investment advisor for the Small Cap Value
                        Series is Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.89%.



                    (e) The investment advisor for the Trend Series is
                        Delaware Management Company ("DMC"). Effective
                        May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%.



                    (f) The investment advisor for the US Growth Series is
                        Delaware Management Company ("DMC"). Effective
                        May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.75%.

                (4)Under the Advisory Agreement with Deutsche Asset
                   Management, Inc. (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate 0.20% of the average daily assets of the Equity 500 Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed .30% of average daily net assets. Under the Advisory Agreement with the "Advisor", the Small Cap Index Fund will pay an advisory fee at an annual percentage rate of 0.35% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.45% of average daily net assets. Under the Advisory Agreement with the "Advisor", the EAFE Equity Index Fund will pay an advisory fee at an annual percentage rate of 0.45% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fees and to reimburse the fund.



                (5)Actual annual class operating expenses were lower
                   because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.



                (6) (a) The Fund administration fee is paid indirectly
                        through the management fee.



                    (b) Total annual Fund operating expenses differ from
                        the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.



                    (c) The manager has agreed in advance to reduce its fee
                        to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.



                (7)Expenses are based upon expenses for the fiscal year
                   ended December 31, 2000, restated to reflect a reduction in the management fee for Growth, Aggressive Growth and Worldwide Growth Portfolios. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreement. All expenses are shown without the effect of any expense offset arrangements.



                (8) (a) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal:
                        0.84% for Emerging Growth; 0.90% for Capital
                        Opportunities; 0.89% for Total Return; 0.90% for Utilities.



                    (b) MFS has contractually agreed, subject to
                        reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentage of the average daily net assets of the series during the current fiscal year: 0.15% for Capital Opportunities Series. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.



                (9) (a) Neuberger Berman Management Inc. ("NBMI") has
                        undertaken through April 30, 2002 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate 1.50% of the daily net asset value of the Regency Portfolio. The expense reimbursement agreements with respect to the Regency Portfolio provide for NBMI to recoup through December 31, 2005 amounts reimbursed by NBMI under the agreements, provided such recoupment would not cause a Portfolio to exceed its respective expense limitation.



                    (b) The Regency Portfolio had not commenced operations
                        as of December 31, 2000; the expense figures for this Portfolio are estimated.


                    CHANGES IN SPECIFIED AMOUNT

                    The Initial Specified Amount is the amount originally chosen by the Policy Owner and is equal to the Death Benefit.

                    Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the Specified Amount. The minimum specified amount is currently $250,000. Such changes will affect other aspects of your Policy. (See page 27.)

LLANY, THE SEPARATE ACCOUNT AND
THE GENERAL ACCOUNT

                    Lincoln Life & Annuity Company of New York is a life insurance company chartered under New York law on June 6, 1996. Wholly-owned by The Lincoln National Life Insurance Company ("Lincoln Life") and in turn by Lincoln National Corporation ("LNC"), a publicly held Indiana insurance holding company incorporated in 1968, it is licensed to sell life insurance and annuity contracts in New York. Its principal office is at 120 Madison Street, Suite 1700, Syracuse, NY 13202. LLANY, Lincoln Life, LNC and their affiliates comprise the "Lincoln Financial Group" which provides a variety of wealth accumulation and protection products and services.

                    LLANY Separate Account R for Flexible Premium Variable Life Insurance ("Account R") is a "separate account" established pursuant to a resolution of the Board of Directors of LLANY. Under New York law, the assets of Account R attributable to the Policies, though LLANY's property, are not chargeable with liabilities of any other business of LLANY and are available first to satisfy LLANY's obligations under the Policies. Account R's income, gains, and losses are credited to or charged against Account R without regard to other income, gains, or losses of LLANY. Account R's values and investment performance are not guaranteed. Account R is registered with the Securities and Exchange Commission (the "Commission") as a "unit investment trust" under the 1940 Act and meets the 1940 Act's definition of "separate account". Such registration does not involve supervision by the Commission of Account R's or LLANY's management, investment practices, or policies. LLANY has other registered separate accounts which fund its variable life insurance policies and variable annuity contracts.

                    Account R is divided into Sub-Accounts, each of which is invested solely in the shares of one of the mutual funds or the Fixed Account available as funding vehicles under the Policies. On each Valuation Day, Net Premium Payments allocated to Account R will be invested in Fund shares at net asset value, and monies necessary to pay for deductions, charges, transfers and surrenders from Account R are raised by selling Fund shares at net asset value.

                    The Funds are listed with their investment objectives, which they may or may not achieve. (See "FUNDS.") More Fund information is in the Funds' prospectuses, which must accompany or precede this prospectus and should be read carefully. Some Funds have investment objectives and policies similar to those of other funds managed by the same investment adviser. Their investment results may be higher or lower than those of the other funds, and there can be no assurance, and no representation is made, that a Fund's investment results will be comparable to the investment results of any other fund.


                    We reserve the right to add, withdraw or substitute Funds, subject to the conditions of the Policy in compliance with regulatory requirements, if in our sole discretion legal, regulatory, marketing, tax or investment considerations so warrant or in the event a particular Fund is no longer available for investment by the Sub-Accounts. No substitution will take place without prior approval of the Commission, to the extent required by law.


                    Shares of the Funds may be used by us and other insurance companies to fund both variable annuity contracts and variable life insurance policies. While this is not perceived as problematic, the Funds' governing bodies (Boards of Directors/Trustees) have agreed to monitor events to identify any material irreconcilable conflicts which might arise and to decide what responsive action might be appropriate. If a Sub-Account were to withdraw its investment in a Fund because of a conflict, a Fund might have to sell portfolio securities at unfavorable prices.

                    A Policy may also be funded in whole or in part through the "Fixed Account", part of LLANY's General Account supporting its insurance and annuity obligations. We will credit interest on amounts held in the Fixed Account as we determine from time to time, but not less than 4% per year. Interest, once credited, and Fixed Account principal are guaranteed. Interests in the Fixed Account have not been registered under the 1933 Act in reliance on exemptive provisions. The Commission has not reviewed Fixed Account disclosures, but they are subject to securities law provisions relating to accuracy and completeness.

BUYING VARIABLE LIFE INSURANCE

                    The Policies this Prospectus offers are variable life insurance policies which provide death benefit protection. Investors not needing death benefit protection should consider other forms of investment, as there are extra costs and expenses of providing the insurance feature. Further, life insurance purchasers who are risk-averse or want more predictable premium levels and benefits may be more comfortable buying more traditional, non-variable life insurance. However, variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection and willing to assume investment risk and to monitor investment choices they have made.

                    Flexibility starts with the ability to make differing levels of premium payments. A young family just starting out may only be able to pay modest premiums initially but hope to increase premium payments over time. At first, this family would be paying primarily for the insurance feature (perhaps at ages where the insurance cost is relatively low) and later use a Policy more as a savings vehicle. A customer at peak earning capacity may wish to pay substantial premiums for a limited number of years prior to retirement, after which Policy values may suffice, based on future expected return results, though not guaranteed, to keep the Policy inforce for the expected lifetime and to provide, through loans, supplemental retirement income. A customer may be able to pay a large single premium, using the Policy primarily as a savings and investment vehicle for potential tax advantages.

                    Sufficient premiums must always be paid to keep a policy inforce, and there is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated.

                    Flexibility also results from being able to select, monitor and change investment choices within a Policy. With the wide variety of fund options available, it is possible to finetune an investment mix and change it to meet changing personal objectives or investment conditions. Policy owners should be prepared to monitor their investment choices on an ongoing basis.

                    Variable life insurance has significant tax advantages under current tax law. A transfer of values from one fund to another within the Policy generates no taxable gain or loss. And any investment income and realized capital gains within a fund are automatically reinvested without being taxed to the Policy owners. Policy values therefore accumulate on a tax-deferred basis. These situations would normally result in immediate tax liabilities in the case of direct investment in mutual funds.

                    While these tax deferral features also apply to variable annuities, liquidity (the ability of Policy owners to access Policy values) is normally more easily achieved with variable life insurance. Unless a policy has become a "modified endowment contract", an Owner can borrow Policy values tax-free, without surrender charges and at very low net interest cost.

                    (See "TAX ISSUES.") Policy loans can be a source of retirement income. Variable annuity withdrawals are generally taxable to the extent of accumulated income, may be subject to surrender charges, and will result in penalty tax if made before age 59 1/2.

                    Depending on the death benefit option chosen, accumulated Policy values may also be part of the eventual death benefit payable. If a Policy is heavily funded and investment performance is very favorable, the death benefit may increase even further because of tax law requirements that the death benefit be a certain multiple of Policy value, depending on the Insured's ages. (See "DEATH BENEFITS.") The death benefit is income-tax free and may, with proper estate planning, be estate-tax free. A tax advisor should be consulted.

                    There are costs and expenses of variable life insurance ownership which are directly related to Policy values (i.e. asset based costs) as is true with investment in mutual funds or variable annuities. A significant additional cost of variable life insurance is the "cost of insurance" charge which is imposed on the "amount at risk" (the death benefit less Policy value) and increases as the insured grows older. This charge varies by age, underwriting classification, smoking status and in most states by gender. The effect of its increase can be seen in illustrations in this Prospectus (see APPENDIX 1) or in personalized illustrations available upon request. Surrender Charges, which decrease over time, are another significant additional cost if the Policy is not retained.

                    REPLACEMENTS

                    Before purchasing the Policy to replace, or to be funded with proceeds borrowed or withdrawn from, an existing life insurance policy, an applicant should consider a number of matters. Will any commission will be paid to an agent or any other person with respect to the replacement? Are coverages and comparable values are available from the Policy, as compared to his or her existing policy? For example, the Insureds may no longer be insurable, or the contestability period may have elapsed with respect to the existing policy, while the Policy could be contested. The Owner should consider similar matters before deciding to replace the Policy or withdraw funds from the Policy for the purchase of funding a new policy of life insurance.

APPLICATION

                    Any person who wants to buy a Policy must first complete an application on a form provided by LLANY.

                    A complete application identifies the prospective Insureds and provides sufficient information about them to permit LLANY to begin underwriting the risks under the Policy. We require medical history and examination of each of the Insureds. LLANY may decline to provide insurance on the lives of the Insureds or, if it agrees to provide insurance, it may place one or both Insureds into a special underwriting category (these include preferred, non-smoker standard, smoker standard, non-smoker substandard and smoker substandard). The amount of the Cost of Insurance deducted monthly from the Policy value after issue varies among the underwriting categories as well as by Age and gender of the Insureds.

                    The applicant will select the Beneficiary or Beneficiaries who are to receive Death Benefit Proceeds payable on the Second Death, the initial face amount (the Initial Specified Amount) of the Death Benefit and which of two methods of computing the Death Benefit is to be used. (See "DEATH BENEFITS.") The applicant will also indicate both the frequency and amount of Premium Payments. (See "PREMIUM FEATURES.") The applicant must also determine how Policy values are initially to be allocated among the available funding options following the expiration of the Right-to-Examine Period. (See "RIGHT-TO-EXAMINE PERIOD").

OWNERSHIP

                    The Owner is the person or persons named as Owner in the application, and on the Date of Issue will usually be identified as Owner in the Policy Specifications. If no person is identified as Owner in the Policy Specifications, then the Insureds are the Owner. The person or persons designated to be Owner of the Policy must have, or hold legal title for the sole benefit of a person who has, an "insurable interest" in the lives of each of the Insureds under applicable state law. The Owner may be either or both of the Insureds, or any other natural person or non-natural entity. The Owner owns and exercises the rights under the Policy prior to the Second Death.

                    The Owner is the person who is ordinarily entitled to exercise the rights under the Policy so long as either of the Insureds is living. These rights include the power to select the Beneficiary and the Death Benefit Option. The Owner generally also has the right to request policy loans, make partial surrenders or surrender the Policy. The Owner may also name a new owner, assign the Policy or agree not to exercise all of the Owner's rights under the Policy.

                    If the Owner is a person other than the last surviving Insured, and that Owner dies before the Second Death, the Owner's rights in the Policy will belong to the Owner's estate, unless otherwise specified to LLANY.

BENEFICIARY

                    The Beneficiary is designated by the Owner or the Applicant and is the person who will receive the Death Benefit proceeds payable under the Policy. The person or persons named in the application as Beneficiary are the Beneficiaries of the Death Benefit under the Policy. Multiple Beneficiaries will be paid in equal shares, unless otherwise specified to LLANY.

                    Except when LLANY has acknowledged an assignment of the Policy or an agreement not to change the Beneficiary, the Owner may change the Beneficiary at any time while either of the Insureds is living. Any request for a change in the Beneficiary must be in a written form satisfactory to LLANY and submitted to LLANY. Unless the Owner has reserved the right to change the Beneficiary, such a request must be signed by both the Owner and the Beneficiary. On recordation, the change of Beneficiary will be effective as of the date of signature or, if there is no such date, the date recorded. No change of Beneficiary will affect, or prejudice LLANY as to, any payment made or action taken by LLANY before it was recorded.

                    If any Beneficiary dies before the Second Death, the Beneficiary's potential interest shall pass to any surviving Beneficiaries, unless otherwise specified to LLANY. If no named Beneficiary survives the Second Death, any Death Benefit Proceeds will be paid to the Owner or the Owner's executor, administrator or assignee.

INSUREDS

                    There are two Insureds under the Policy. At the Date of Issue of the Policy the Owner must have an insurable interest in each of the Insureds. On the Second Death, a Death Benefit is payable under the Policy.

THE POLICY

                    The Policy is the life insurance contract described in this Prospectus. The Date of Issue is the date on which LLANY begins life insurance coverage under a Policy. A Policy Year is each twelve month period, beginning with the Date of Issue, during which the Policy is in effect. The Policy Anniversary is the day of the year the Policy was issued.

                    On issuance, a Policy will be delivered to the Owner. The Policy sets forth the terms of the Policy, as applicable to the Owner, and should be reviewed by the Owner on receipt to confirm that it sets forth the features specified in the application. The ownership and other options set forth in the Policy are registered, and may be transferred, solely on the books and records of LLANY. Possession of the Policy does not represent ownership or the right to exercise the incidents of ownership with respect to the Policy. If the Owner loses the form of Policy, LLANY will issue a replacement on request. LLANY may impose a Policy replacement fee.

                    POLICY SPECIFICATIONS

                    The Policy includes a Policy Specifications page, with supporting schedules, in which is set forth certain information applicable to the specific Policy. This information includes the identity of the Owner, the Date of Issue, the Initial Specified Amount, the Death Benefit Option selected, the Insureds, the issue Ages, the Beneficiary, the initial Premium Payment, the Surrender Charges, Expense Charges and Fees, Guarantee Maximum Cost of Insurance Rates.

PREMIUM FEATURES

                    The Policy permits flexible premium payments, meaning that the Owner may select the frequency and the amount of Premium Payments. After the Initial Premium Payment is paid there is no minimum premium required. The initial Premium Payment is due on the Effective Date (the date on which the initial premium is applied to the Policy) and must be equal to or exceed the amount necessary to provide for two Monthly Deductions.

                    PLANNED PREMIUMS; ADDITIONAL PREMIUMS

                    "Planned Premiums" are the amount of premium (as shown in the Policy Specifications) the applicant chooses to pay LLANY on a scheduled basis. This is the amount for which LLANY sends a premium reminder notice.

                    Any subsequent Premium Payments (Additional Premiums) must be sent directly to the Administrative Office. Additional Premiums will be credited only when actually received by LLANY. Planned Premiums may be billed with an annual, semiannual, or quarterly frequency. Pre-authorized automatic additional premium payments can also be arranged at any time.

                    Unless specifically otherwise directed, any payment received (other than any Premium Payment necessary to prevent, or cure, Policy lapse) will be applied first to reduce Policy indebtedness. There is no premium load on such payments to the extent applied to reduce indebtedness.

                    LIMITS ON RIGHT TO MAKE PAYMENTS OF ADDITIONAL AND PLANNED PREMIUMS

                    The Owner may increase Planned Premiums, or pay Additional Premiums, subject to the following limitations and LLANY's right to limit the amount or frequency of Additional Premiums.

                    LLANY may require evidence of insurability if any payment of Additional Premium (including Planned Premium) would increase the difference between the Death Benefit and the Accumulation Value. If LLANY is unwilling to accept the risk, the increase in premium will be refunded without interest and without participation of such amounts in any underlying investment.

                    LLANY may also decline any Additional Premium (including Planned Premium) or a portion thereof that would result in total Premium Payments exceeding the maximum limitation for life insurance under federal tax laws. The excess amount would be returned.

                    PREMIUM LOAD; NET PREMIUM PAYMENT

                    LLANY deducts 8.0% from each Premium Payment. This amount, sometimes referred to as premium load, covers certain Policy-related state tax and federal income tax liabilities and a portion of the sales expenses incurred by LLANY. The Premium Payment, net of the premium load, is called the "Net Premium Payment."

RIGHT-TO-EXAMINE PERIOD

                    A Policy may be returned to LLANY for cancellation on or before 10 days after delivery to the Owner. This is called the Right-to-Examine Period. If the Policy is returned for cancellation within the Right-To-Examine Period, we will return any Premium Payments. However, if a Premium Payment was made by check, there may be a delay until the check clears. Any Premium Payments we receive before the end of the Right-to-Examine Period will be held in the Money Market Sub-Account.

TRANSFERS AND ALLOCATION AMONG ACCOUNTS

                    ALLOCATION OF NET PREMIUM PAYMENTS

                    The allocation of Net Premium Payments among the Fixed Account and the Sub-Accounts may be set forth in the application. An Owner may change the allocation of future Net Premium Payments at any time. In any allocation, the amount allocated to any Sub-Account must be in whole percentages. No allocation can be made which would result in a Sub-Account Value of less than $50 or a Fixed Account Value of less than $2,500. LLANY, at its sole discretion, may waive minimum balance requirements on the Sub-Accounts.

                    TRANSFERS

                    The Owner may make transfers among the Sub-Accounts, on the terms set forth below, at any time before the younger Insured reaches or would have reached Age 100. The Owner should carefully consider current market conditions and each Sub-Account's investment policies and related risks before allocating money to the Sub-Accounts.

                    Transfer of amounts of at least $500 from one Sub-Account to another or from the Sub-Accounts to the Fixed Account are possible at any time. Within 30 days after each anniversary of the Date of Issue, the Owner may transfer up to the lesser of (a) 25% of the Fixed Account Value (as of the preceding anniversary of the Date of Issue) or (b) $250,000 to one or more Sub-Accounts. Up to 12 transfer requests (a request may involve more than a single transfer) may be made in any Policy Year without charge, and any value remaining in a Sub-Account after a transfer must be at least $500. A $25 Fee may apply for each transfer request in excess of 12 in any Policy Year. LLANY may further limit transfers from the Fixed Account at any time.

                    Transfers must be made in proper written form, unless the Owner has given written authorization to LLANY to accept telephone transactions. Authorization to engage in

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                    telephone transactions and information on permitted
                    telephone transactions may be obtained from our Administrative Office. You may also send your request by facsimile to the Administrative Office. Written transfer requests or adequately authenticated telephone transfer requests received at the Administrative Office by the close of the New York Stock Exchange (usually 4:00 PM ET) on a Valuation Day will be effected as of that day. Otherwise, requests will be effective as of the next Valuation Day.

                    Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of Accumulation Units based on the Accumulation Unit values next determined after the Administrative Office receives a request in proper written form or adequately authenticated telephone transfer requests. Any transfer made which causes the remaining value of Accumulation Units for a Sub-Account or the Fixed Account to be less than $500 will result in those remaining Accumulation Units being canceled and their aggregate value reallocated proportionately among the other Sub-Accounts and the Fixed Account to which Policy values are then allocated.

                    OPTIONAL SUB-ACCOUNT ALLOCATION PROGRAMS

                    The Owner may elect to participate in programs providing for Dollar Cost Averaging or Automatic Rebalancing, but may participate in only one program at any time.

                    DOLLAR COST AVERAGING

                    Dollar Cost Averaging systematically transfers specified dollar amounts from the Money Market Sub-Account. Transfer allocations may be made to one or more of the Sub-Accounts on a monthly or quarterly basis. These transfers do not count against the free transfers available. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, an Owner may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market.

                    If the Owner elects Dollar Cost Averaging, the value in the Money Market Sub-Account must be at least $1,000 initially. The minimum amount that may be allocated is $50 monthly.

                    An election for Dollar Cost Averaging is effective after the Administrative Office receives a request from the Owner in proper written form or by telephone, if adequately authenticated. An election is effective within ten business days, but only if there is sufficient value in the Money Market Sub-Account. LLANY may, in its sole discretion, waive Dollar Cost Averaging minimum deposit and transfer requirements.

                    Dollar Cost Averaging terminates automatically: (1) if the number of designated transfers has been completed; (2) if the value in the Money Market Sub-Account is insufficient to complete the next transfer; (3) within one week after the Administrative Office receives a request for termination in proper written form or by telephone, if adequately authenticated; or (4) if the Policy is surrendered.

                    Currently, there is no charge for Dollar Cost Averaging, but LLANY reserves the right to impose a charge.

                    AUTOMATIC REBALANCING

                    Automatic Rebalancing periodically restores to a pre-determined level the percentage of Policy value allocated to each Sub-Account (e.g. 20% Money Market,
                    50% Growth, 30% Utilities). The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application, until changed by the Owner. If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Sub-Accounts will be subject to Automatic Rebalancing.

                                                                              15
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                    The Owner may select Automatic Rebalancing on a quarterly, semi-annual or annual basis. Automatic Rebalancing may be elected, terminated or the allocation may be changed at any time, effective within ten business days upon receipt by the Administrative Office of a request in proper written form or by telephone, if adequately authenticated.

                    Currently, there is no current charge for Automatic Rebalancing, but LLANY reserves the right to impose a charge.

POLICY VALUES

                    The "Accumulation Value" is the sum of the Fixed Account Value, Separate Account Value and the Loan Account Value. The Accumulation Value of the Policy depends on the performance of the underlying investments. Policy values are used to fund Policy fees and expenses, including the Cost of Insurance. Premium Payments to meet your objectives will vary based on the investment performance of the underlying investments. A market downturn, affecting the Sub-Accounts upon which the Accumulation Value of a particular Policy depends, may require additional premium payments beyond those expected to maintain the level of coverage or to avoid lapse of the Policy. We strongly suggest you review periodic statements to see if additional premium payments must be made to avoid lapse of the Policy.

                    We will tell you at least annually the Accumulation Value, the number of Accumulation Units which remain credited to the Policy, the current Accumulation Unit values, the Sub-Account values, the Fixed Account Value and the Loan Account Value.

                    ACCUMULATION VALUE

                    The portion of a Premium Payment, after deduction of 8.0% for the premium load, is the Net Premium Payment. It is the Net Premium Payment that is available for allocation to the Fixed Account or the Sub-Accounts.

                    We credit a Net Premium Payment to the Policy as of the end of the Valuation Period in which it is received at the Administrative Office. The Valuation Period is the time between Valuation Days, and a Valuation Day is every day on which the New York Stock Exchange is open and trading unrestricted. Accumulation Units are valued on every Valuation Day.

                    The Accumulation Value of a Policy is determined by:
                    (1) multiplying the total number of Accumulation Units credited to the Policy for each Sub-Account by its appropriate current Accumulation Unit Value; (2) if a combination of Sub-Accounts is elected, totaling the resulting values; and (3) adding any values attributable to the Fixed Account and the Loan Account. The Accumulation Value will be affected by Monthly Deductions.

                    SEPARATE ACCOUNT VALUE

                    The Separate Account Value is the portion of the Accumulation Value attributable to the Separate Account.

                    VARIABLE ACCUMULATION UNIT VALUE

                    All or a part of a Net Premium Payment allocated to a Sub-Account is converted into Variable Accumulation Units by dividing the amount allocated to the Sub-Account by the value of the Variable Accumulation Unit for the Sub-Account calculated at the end of the Valuation Period in which it is received at the Administrative Office. The Variable Accumulation Unit value for each Sub-Account was initially established at $10.00. It may thereafter increase or decrease from one Valuation Period to the next. Allocations to Sub-Accounts are made only as of the end of a Valuation Day.

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                    VARIABLE ACCUMULATION UNITS

                    A Variable Accumulation Unit is a unit of measure used in the calculation of the value of each Sub-Account. The Variable Accumulation Unit value will be as determined for the Valuation Period during which a Premium Payment or request for transfer is received by LLANY. The Variable Accumulation Unit value for a Sub-Account for any later Valuation Period is determined as follows:

                       1.The total value of Fund shares held in the Sub-Account
                         is calculated by multiplying the number of Fund shares owned by the Sub-Account at the beginning of the Valuation Period by the net asset value per share of the Fund at the end of the Valuation Period, and adding any dividend or other distribution of the Fund if an ex-dividend date occurs during the Valuation Period; minus

                       2.The liabilities of the Sub-Account at the end of the
                         Valuation Period; such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by LLANY that LLANY determines result from the operations of the Separate Account; and

                       3.The result of (2) is divided by the number of Variable
                         Accumulation Units outstanding at the beginning of the Valuation Period.

                    The daily charges imposed on a Sub-Account for any Valuation Period are equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the Valuation Period. The amount of Monthly Deduction allocated to each Sub-Account will result in the cancellation of Variable Accumulation Units that have an aggregate value on the date of such deduction equal to the total amount by which the Sub-Account is reduced.

                    The number of Variable Accumulation Units credited to a Policy will not be changed by any subsequent change in the value of a Variable Accumulation Unit. Such value may vary from Valuation Period to Valuation Period to reflect the investment experience of the Fund used in a particular Sub-Account and fees and charges under the Policy.

                    FIXED ACCOUNT AND LOAN ACCOUNT VALUE

                    The Fixed Account Value and the Loan Account Value reflect amounts allocated to LLANY's General Account through payment of premiums or through transfers from the Separate Account. LLANY guarantees the Fixed Account Value.

                    NET ACCUMULATION VALUE

                    The Net Accumulation Value is the Accumulation Value less the Loan Account Value. The Net Accumulation Value represents the net value of the Policy and is the basis for calculating the Surrender Value.

FUNDS

                    Each of the Sub-Accounts of the Separate Account is invested solely in the shares of one of the Funds available under the Policies. Each of the Funds, in turn, is an investment portfolio of one of the trusts or corporations listed below. A given Fund may have a similar investment objective and principal investment strategy to those for another mutual fund managed by the same investment advisor or subadvisor. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the Funds are similar, investment results may vary.

                                                                              17
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                    The portfolios, their investment advisors and objectives,
                    and the Funds within each that are available under the Policies are listed below. Additional information is available in each Funds prospectus.



                    AIM VARIABLE INSURANCE FUNDS is advised by AIM Advisors,
                    Inc.



                        AIM V.I. GROWTH FUND (SERIES I): Seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum. Focus is on companies that have experienced above-average growth in earnings and have excellent prospects for future growth.



                        AIM V. I. INTERNATIONAL EQUITY FUND (SERIES I): Seeks to provide long-term growth of capital.



                        AIM V. I. VALUE FUND (SERIES I): Seeks to achieve long-term growth of capital, income is a secondary objective.



                    ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. is advised by Alliance Capital Management, L. P.



                        ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO (CLASS A):
                        Seeks long-term growth of capital. The portfolio invests primarily in a diversified portfolio of equity securities of companies with relatively small market capitalizations. Under normal circumstances, the portfolio will invest at least 65% of its total assets in these types of securities. The portfolio's investment policies emphasize investment in companies that are determined to be undervalued, using a fundamental value approach.



                        GROWTH AND INCOME PORTFOLIO (CLASS A): Seeks reasonable current income and reasonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio may also invest in fixed-income securities and convertible securities.



                        PREMIER GROWTH PORTFOLIO (CLASS A): Seeks long-term growth of capital by pursuing aggressive investment policies. The portfolio invests predominately in the equity securities of a limited number of large, carefully selected high-quality U.S. companies that are judged likely to achieve superior earnings growth.



                        TECHNOLOGY PORTFOLIO (CLASS A): Seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).



                    AMERICAN FUNDS INSURANCE SERIES is advised by Capital Research and Management Company.



                        GLOBAL SMALL CAPITALIZATION FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



                        GROWTH FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.


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                        GROWTH-INCOME FUND (CLASS 2): The fund seeks to make
                        your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.



                        INTERNATIONAL FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



                    DELAWARE GROUP PREMIUM FUND is advised by Delaware Management Company.



                        GROWTH AND INCOME SERIES (STANDARD CLASS): Seeks capital appreciation with current income as a secondary objective.



                        HIGH YIELD SERIES (STANDARD CLASS): Seeks total return and, as a secondary objective, high current income. The series invests primarily in high-yield corporate bonds commonly known as junk bonds. An investment in this series may involve greater risks than an investment in a portfolio comprised primarily of investment-grade bonds.



                        REIT SERIES (STANDARD CLASS): Seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in the securities of companies primarily engaged in the real estate industry.



                        SMALL CAP VALUE SERIES (STANDARD CLASS): Seeks capital appreciation by investing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.



                        TREND SERIES (STANDARD CLASS): Seeks long-term capital appreciation by investing primarily in stocks of small companies and convertible securities of emerging and growth-oriented companies.



                        U. S. GROWTH SERIES (STANDARD CLASS): Seeks to maximize capital appreciation by investing in stocks of companies of all sizes. Investment management looks for stocks with low dividend yields, strong balance sheets, and high expected earnings growth rates as compared to other companies in the same industry.



                    DEUTSCHE ASSET MANAGEMENT VIT FUNDS TRUST is advised by Deutsche Asset Management, Inc.



                        EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND: The fund seeks to replicate as closely as possible, before expenses, the total return of the Morgan Stanley Capital International (MSCI) EAFE-Registered Trademark- Index (EAFE-Registered Trademark- Index) which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.



                        EQUITY 500 INDEX FUND: The fund seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Price Index (S&P 500 Index), which emphasizes stocks of large U. S. companies.



                        SMALL CAP INDEX FUND: The fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (Russell 2000 Index), which emphasizes stocks of small U. S. companies.



                    FIDELITY VARIABLE INSURANCE PRODUCTS is advised by Fidelity Management and Research Company.



                        CONTRAFUND PORTFOLIO (SERVICE CLASS): Seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.


                                                                              19
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                        EQUITY-INCOME PORTFOLIO (SERVICE CLASS): Seeks
                        reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index (S&P500).



                        GROWTH PORTFOLIO (SERVICE CLASS): Seeks long-term capital appreciation. The portfolio normally purchases common stocks.



                        OVERSEAS PORTFOLIO (SERVICE CLASS): Seeks long term growth of capital by investing mainly in foreign securities.



                    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST is advised by Franklin Advisers, Inc. for the Franklin Small Cap Fund, and Templeton Global Advisors Limited for the Templeton Growth Securities Fund.



                        FRANKLIN SMALL CAP FUND (CLASS 1): Seeks long-term capital growth. Invests primarily in equity securities of U.S. small cap companies, with market cap values not exceeding (1) $1.5 billion, or (2) the highest market cap value in the Russell 2000 Index, whichever is greater at the time of purchase.



                        TEMPLETON GROWTH SECURITIES FUND (CLASS 1): Seeks long-term capital growth. Invests primarily in stocks of companies in various nations throughout the world, including the U.S. and emerging markets.



                    JANUS ASPEN SERIES is advised by Janus Capital Corporation.



                        AGGRESSIVE GROWTH PORTFOLIO (SERVICE SHARES): Seeks long-term growth of capital. Pursues objective in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium sized companies.



                        BALANCED PORTFOLIO (SERVICE SHARES): Seeks long-term growth of capital, consistent with the preservation of capital and balanced by current income. The portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential, and 40-60% of its assets in securities selected primarily for their income potential.



                        WORLDWIDE GROWTH PORTFOLIO (SERVICE SHARES): Seeks long term growth of capital in a manner consistent with the preservation of capital. Pursues objective by investing primarily in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from at least five different countries, including the U.S. The portfolio may at times invest in fewer than five countries or even a single country.



                    LINCOLN NATIONAL FUNDS (LN) are advised by Delaware Lincoln Investment Advisers, with Putnam Investment Management, L.L.C. subadvising the Aggressive Growth Fund and the Global Asset Allocation Fund, Delaware International Advisers, Ltd. subadvising the International Fund, and Janus Capital Corporation subadvising the Capital Appreciation Fund.



                        LN AGGRESSIVE GROWTH FUND, INC.: Seeks to maximize capital appreciation. The fund invests in stocks of small, lesser-known companies, which have a chance to grow significantly in a short time.



                        LN BOND FUND, INC.: Seeks maximum current income consistent with prudent investment strategy. The fund invests primarily in medium- and long-term corporate and government bonds.



                        LN CAPITAL APPRECIATION FUND, INC.: Seeks long-term growth of capital in a manner consistent with the preservation of capital. The fund primarily buys stocks in a


20
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                        large number of companies of all sizes if the companies
                        are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk bonds.



                        LN GLOBAL ASSET ALLOCATION FUND, INC.: Long-term return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of the U. S. and foreign insurers.



                        LN INTERNATIONAL FUND, INC.: Long-term capital appreciation. The fund trades in securities issued outside the United States -- mostly stocks, with an occasional bond or money market security.



                        LN MONEY MARKET FUND, INC.: Seeks maximum current income consistent with the preservation of capital. The fund invests in high quality, short-term obligations issued by U.S. corporations, the U.S. government, and federally chartered banks and U.S. branches of foreign banks.



                        LN SOCIAL AWARENESS FUND, INC.: Long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.



                    MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST is advised by Massachusetts Financial Services Company.



                        CAPITAL OPPORTUNITIES SERIES (INITIAL CLASS): Seeks capital appreciation.



                        EMERGING GROWTH SERIES (INITIAL CLASS): Seeks to provide long-term growth of capital.



                        TOTAL RETURN SERIES (INITIAL CLASS): Seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.



                        UTILITIES SERIES (INITIAL CLASS): Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).



                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST is advised by Neuberger Berman Management Incorporated.



                        MID-CAP GROWTH PORTFOLIO: Seeks capital appreciation by investing primarily in common stocks of medium-capitalization companies, using a growth-oriented investment approach.



                        REGENCY PORTFOLIO: Seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The portfolio seeks to reduce risk by diversifying among different companies and industries.



                    PUTMAN VARIABLE TRUST is advised by Putnam Investment Management, L.L.C.



                        GROWTH & INCOME FUND (CLASS IB): Seeks capital growth and current income by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income, or both.



                        HEALTH SCIENCES (CLASS IB): The fund seeks capital appreciation by investing primarily in common stocks of the companies in the health sciences industry.


                    Several of the Funds may invest in non-investment grade, high-yield, high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual Fund Prospectuses.

                    There is no assurance that the investment objective of any of the Funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select.

                                                                              21
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                    There is investment performance risk in each of the
                    Sub-Accounts, although the amount of such risk varies significantly among the Sub-Accounts. Owners should read each Fund's prospectus carefully and understand the risks before making or changing investment choices. Additional Funds may, from time to time, be made available as underlying investments, with prior approval of the New York Insurance Department. The right to select among Funds will be limited by the terms and conditions imposed by LLANY (SEE ALLOCATION OF NET PREMIUM PAYMENTS). LLANY may make changes (including substitutions) for some or all classes of Policy Owners.

                    SUBSTITUTION OF SECURITIES

                    If the shares of any Fund should no longer be available for investment by the Separate Account or if, in the judgment of LLANY, further investment in such shares should cease to be appropriate in view of the purpose of the Separate Account or in view of legal, regulatory or federal income tax restrictions, or for any other reason in our sole discretion; LLANY may substitute shares of another Fund. There will be no substitution of securities in any Sub-Account without prior approval of the Securities and Exchange Commission and the New York Insurance Department. Substitute funds may have higher charges than the Funds being replaced.

                    Substitutions may be made with respect to existing investments or the investment of future premium payments, or both. LLANY may close Sub-Accounts to allocations of premium payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

                    VOTING RIGHTS

                    LLANY will vote the shares of each Fund held in the Separate Account at special meetings of the shareholders of the particular Fund in accordance with instructions received by the Administrative Office in proper written form from persons having a voting interest in the Separate Account. LLANY will vote shares for which it has not received instructions in the same proportion as it votes shares in the Separate Account for which it has received instructions. The Funds do not hold regular meetings of shareholders.

                    The number of shares which a person has a right to vote will be determined as of a date to be chosen by the appropriate Trust not more than sixty (60) days prior to the meeting of the particular Fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting. To determine how many votes each policy owner is entitled to direct with respect to a fund, first LLANY will calculate the dollar amount of your account value attributable to that Fund. Second we will divide that amount by $100.00. The result is the number of votes you may direct.

                    FUND PARTICIPATION AGREEMENTS


                    In order to make the Funds available, LLANY has entered into agreements with the trusts or corporations and their advisors or distributors. In some of these agreements, LLANY must perform certain administrative services for the Fund advisors or distributors. For these administrative functions, LLANY may be compensated by the Fund at annual rates of between .10% and .45% of the assets attributable to the Policies.


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CHARGES AND FEES

                    LLANY deducts charges in connection with the Policy to compensate it for providing the Policy's insurance benefit, administering the Policy, assuming certain risks under the Policy and for sales related expenses we incur. LLANY may profit from any of these charges. The profit from any charges, including mortality and expense risk and cost of insurance charges, may be used for any purpose, including covering shortfalls from other charges.

                    The nature and amount of these charges are as follows:

                    DEDUCTIONS FROM PREMIUM PAYMENTS

                    We deduct a premium charge of 8% from each premium payment.

                    DEDUCTIONS MADE MONTHLY

                    We make various expense deductions monthly. The Monthly Deduction, including the Cost of Insurance Charge and charges for supplemental riders or benefits, if any, is made from the Net Accumulation Value.

                    The Monthly Deductions are deducted proportionately from the value of each underlying investment subject to the charge. In the case of Sub-Accounts, Accumulation Units are canceled and the value of the canceled Accumulation Units is withdrawn in the same proportion as their respective values have to the Net Accumulation Value. The Monthly Deductions are made on the Monthly Anniversary Day starting on the Date of Issue. The Monthly Anniversary Day under the Policy is the same day of each month as the Date of Issue, provided that if there is no such date in a given month, it is the first Valuation Day of the next month. If the day that would otherwise be a Monthly Anniversary Day is not a Valuation Day, then the Monthly Anniversary Day is the next Valuation Day.

                    If the Net Accumulation Value is insufficient to cover the current Monthly Deduction, you have a 61-day period (Grace Period) to make a payment sufficient to cover that deduction. (See "LAPSE AND REINSTATEMENT.")

                    MONTHLY DEDUCTION

                    There is a flat dollar Monthly Deduction of $12.50 until the first Policy Anniversary and $5 thereafter. In addition there is a Monthly Deduction charge of $0.09 per $1000 of Specified Amount for the first twenty years of the Policy and for the first twenty years following an increase in Specified Amount.

                    These charges compensate LLANY for administrative expenses associated with Policy issue and ongoing Policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.

                    COST OF INSURANCE CHARGE

                    The "Cost of Insurance" charge is the portion of the Monthly Deduction designed to compensate LLANY for the anticipated cost of paying Death Benefits in excess of the Accumulation Value, not including riders, supplemental benefits or monthly expense charges.

                    The Cost of Insurance charge depends on the Age (the age of the subject person at his/ her nearest birthday), underwriting category and gender of both Insureds and the current "Net Amount at Risk" (Death Benefit minus the Accumulation Value). The rate

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                    on which the Monthly Deduction for the Cost of Insurance is based will generally increase as the Insureds age, although the Cost of Insurance charge could decline if the Net Amount at Risk drops relatively faster than the Cost of Insurance Rate increases.

                    The Cost of Insurance charge is determined by dividing the Death Benefit at the previous Monthly Anniversary Day by
                    1.0032737 (the monthly equivalent of an annual rate of 4%), subtracting the Accumulation Value at the previous Monthly Anniversary Day, and multiplying the result (the Net Amount at Risk) by the applicable Cost of Insurance Rate as determined by LLANY. The Guaranteed Maximum Cost of Insurance Rates, per $1,000 of Net Amount at Risk, for standard risks are based on the 1980 Commissioners Standard Ordinary Mortality Tables, Age Nearest Birthday (1980 CSO, Male or Female); or, for unisex rates, on the 1980 CSO-B Table.

                    MORTALITY AND EXPENSE RISK CHARGE

                    LLANY deducts a daily mortality and expense risk charge as a percentage of the assets of the Separate Account. The mortality risk assumed is that insureds may live for a shorter period than estimated, and therefore, a greater amount of death benefit will be payable. The expense risk assumed is that expenses incurred is issuing and administering the policies will be greater than estimated. The mortality and expense risk charge is currently at an annual rate of 0.80%, and is guaranteed not to exceed 0.90% per year.

                    SURRENDER CHARGES

                    A generally declining Surrender Charge will apply if the Policy is totally surrendered or lapses during the first fifteen years following the Date of Issue or the first fifteen years following an increase in Specified Amount. The Surrender Charge varies by Age of the Insureds, the number of years since the Date of Issue, and Specified Amount. The charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The maximum Surrender Charge is included in each Policy and is in compliance with each state's nonforfeiture law. Examples of the Surrender Charge can be seen in Appendix 1 by subtracting "Surrender Value" from "Total Accumulation Value" on any chosen set of investment return assumptions.

                    The Surrender Charge under a Policy is proportional to the face amount of the Policy. Expressed as a percentage of face amount, it is higher for older than for younger issue ages. For example, assuming issue ages 80, the first year Surrender Charge is $37.40 per $1000 of face amount. At issue ages 65 it is $25.10 per $1000 of face amount, at issue ages 55 it is $13.68 per $1000 of face amount, and at issue ages 25 it is $2.87 per $1000 of face amount. These calculations assume both insureds are the same age. The Surrender Charge cannot exceed Policy value but may equal Policy Value, especially during the first two Policy Years. All Surrender Charges decline to zero over the 15 years following issuance of the Policy. See, for example, the illustrations in Appendix 1 for issue ages 55 and 65.

                    If the Specified Amount is increased, a new Surrender Charge will be applicable, in addition to any existing Surrender Charge. The Surrender Charge applicable to the increase would be equal to the Surrender Charge on a new Policy whose Specified Amount was equal to the amount of the increase. Supplemental Policy Specifications will be sent to the Owner upon an increase in Specified Amount reflecting the maximum additional Surrender Charge in the Table of Surrender Charges. The minimum allowable increase in Specified Amount is $1,000. LLANY may change this at any time.

                    If the Specified Amount is decreased while the Surrender Charge applies, the Surrender Charge will remain the same.

                    No Surrender Charge is imposed on a partial surrender, but an administrative fee of $25 (not to exceed 2% of the amount surrendered) is imposed, allocated pro-rata among the Sub-Accounts from which the partial surrender proceeds are taken.

                    Any surrenders, full or partial, may result in tax implications. (See "TAX ISSUES.")

                    Based on its actuarial determination, LLANY does not anticipate that the Surrender Charge, together with the portion of the premium load attributable to sales expense, will cover all sales and administrative expenses which LLANY will incur in connection with the Policy. Any such shortfall, including but not limited to payment of sales and distribution expenses, would be available for recovery from the general account of LLANY, which supports insurance and annuity obligations.

                    TRANSACTION FEE FOR EXCESS TRANSFERS

                    LLANY reserves the right to impose a $25 charge for each transfer request in excess of 12 in any Policy Year. A single transfer request, either in writing or by telephone, may consist of multiple transactions.

DEATH BENEFITS

                    The Death Benefit Proceeds is the amount payable to the Beneficiary upon the Second Death (the death of the second of the two Insureds to die), in accordance with the Death Benefit Option elected. Loans (if any) and overdue deductions are deducted from the Death Benefit Proceeds prior to payment.

                    The Specified Amount, which may not be less than $250,000, is the amount requested by the Policy Owner at the time of application for insurance. This amount, in combination with a death benefit option, will define the death benefit. The Specified Amount is a field on the Policy Specification Page. The two Death Benefit Options are described below. The applicant must consider a number of factors in selecting the Specified Amount, including the amount of proceeds required on the Second Death and the Owner's ability to make Premium Payments. In evaluating this decision, the applicant should consider that the greater the Net Amount at Risk, the greater the monthly deductions for the Cost of Insurance.

                    DEATH BENEFIT OPTIONS

                    Two different Death Benefit Options are available under the Policy. The Death Benefit Proceeds payable under the Policy is the greater of (a) the Corridor Death Benefit or (b) the amount determined under the Death Benefit Option in effect on the date of the Second Death, less (in each case) any indebtedness under the Policy. In the case of Death Benefit Option 1, the Specified Amount is reduced by the amount of any partial surrender. The Corridor Death Benefit is the applicable percentage (the Corridor Percentage) of the Accumulation Value (rather than by reference to the Specified Amount) required to maintain the Policy as a "life insurance contract" for Federal income tax purposes. The Corridor Percentage is 250% through the time the younger Insured reaches or would have reached Age 40 and decreases in accordance with the table in Appendix 2 of this Prospectus to 100% when the younger Insured reaches or would have reached Age 95.

                    Death Benefit Option 1 provides Death Benefit Proceeds equal to the Specified Amount (a minimum of $250,000). If Option 1 is selected, the Policy pays level Death Benefit Proceeds until the Minimum Death Benefit exceeds the Specified Amount. (See "DEATH BENEFITS," "FEDERAL INCOME TAX DEFINITION OF LIFE INSURANCE.")

                    Death Benefit Option 2 provides Death Benefit Proceeds equal to the sum of the Specified Amount plus the Accumulation Value as of the date of the Second Death. If

                    Option 2 is selected, the Death Benefit Proceeds increase or decrease over time, depending on the amount of premium paid and the investment performance of the underlying Sub-Accounts.

                    If for any reason the applicant fails to affirmatively elect a particular Death Benefit Option, Death Benefit Option 1 shall apply until changed as provided below. The ability of the Owner to support the Policy is an important factor in selecting between the Death Benefit Options, because the greater the Net Amount at Risk at any time, the more that will be deducted from the value of the Policy to pay the Cost of Insurance.

                    Owners who prefer insurance coverage that generally does not vary in amount and generally has lower Cost of Insurance Charges should elect Option 1. Owners who prefer to have favorable investment experience reflected in increased insurance coverage should select Option 2. Under Option 1, any Surrender Value at the time of the Second Death will revert to LLANY.

                    CHANGES IN DEATH BENEFIT OPTIONS AND SPECIFIED AMOUNT

                    All requests for changes between Death Benefit Options and changes in the Specified Amount must be submitted in proper form to the Administrative Office. The minimum amount of increase in Specified Amount currently permitted is $1,000. If requested, a supplemental application and evidence of insurability must also be submitted to LLANY.

                    In a change from Death Benefit Option 1 to Death Benefit Option 2, the Specified Amount shall be reduced so it thereafter equals (a) the amount payable under the Death Benefit Option in effect immediately before the change, minus (b) the Accumulation Value immediately before the change. In a change from Death Benefit Option 2 to Death Benefit Option 1, the Specified Amount shall be increased so that it thereafter equals the amount payable under the Death Benefit Option in effect immediately before the change.

                    Any reductions in Specified Amount will be made against the initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Any increase in the Specified Amount will increase the amount of the Surrender Charge applicable to the Policy.

                    LLANY may at its discretion decline any request for a change between Death Benefit Options or increase in the Specified Amount. LLANY may at its discretion decline any request for change of the Death Benefit Option or reduction of the Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount or would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of Federal income tax law.

                    Any change is effective on the first Monthly Anniversary Day on or after the date of approval of the request by LLANY, unless the Monthly Deduction Amount would increase as a result of the change. In that case, the change is effective on the first Monthly Anniversary Day on which the Accumulation Value is equal to or greater than the Monthly Deduction Amount, as increased.

                    FEDERAL INCOME TAX DEFINITION OF LIFE INSURANCE

                    The amount of the Death Benefit must satisfy certain requirements under the Code if the policy is to qualify as insurance for federal income tax purposes. The amount of the Death Benefit Proceeds required to be paid under the Code to maintain the Policy as life insurance under each of the Death Benefit Options is equal to the product of the Accumulation Value and the applicable Corridor Percentage. A table of Corridor Percentages is in Appendix 2.

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
NOTICE OF DEATH OF INSUREDS

                    Due Proof of Death must be furnished to LLANY at the Administrative Office as soon as reasonably practicable after the death of each Insured. Due Proof of Death must be in proper written form and includes a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof of death satisfactory to LLANY.

PAYMENT OF DEATH BENEFIT PROCEEDS

                    The Death Benefit Proceeds under the Policy will ordinarily be paid within seven days, if in a lump sum, or in accordance with any Settlement Option selected by the Owner or the Beneficiary after receipt at the Administrative Office of Due Proof of Death of both Insureds. The amount of the Death Benefit Proceeds under Option 2 will be determined as of the date of the Second Death. Payment of the Death Benefit Proceeds may be delayed if the Policy is contested or if Separate Account values cannot be determined.

                    SETTLEMENT OPTIONS

                    There are several ways to which the Beneficiary may receive the Death Benefit Proceeds or the Owner may choose to receive payments upon surrender of the Policy.

                    The Owner may elect a Settlement Option before the Second Death; after the Second Death, if the Owner has not irrevocably selected a Settlement Option, the Beneficiary may elect one of the Settlement Options. If no Settlement Option is selected, the Death Benefit Proceeds will be paid in a lump sum.

                    If the Policy is assigned as collateral security, LLANY will pay any amount due the assignee in one lump sum. Any remaining Death Benefit Proceeds will be paid as elected.

                    A request to elect, change, or revoke a Settlement Option must be received in proper written form by the Administrative Office before payment of the lump sum or under any Settlement Option. The first payment under the Settlement Option selected will become payable on the date proceeds are settled under the option. Payments after the first payment will be made on the first day of each month. Once payments have begun, the Policy cannot be surrendered and neither the payee nor the Settlement Option may be changed.

                    There are at least four Settlement Options:

                        The first Settlement Option is an annuity for the lifetime of the payee.

                        The second Settlement Option is an annuity for the lifetime of the payee, with monthly payments guaranteed for 60, 120, 180, or 240 months.

                        Under the third Settlement Option, LLANY makes monthly payments for a stated number of years, at least five but no more than thirty.

                        The fourth Settlement Option, provides that LLANY pays interest annually on the sum left with LLANY at a rate of at least 3% per year, and pays the amount on deposit on the payee's death.

                    Any other Settlement Option offered by LLANY at the time of election may also be selected.

POLICY LIQUIDITY

                    The Policy provides only limited liquidity. Subject to certain limitations, however, the Owner may borrow against the Surrender Value of the Policy, may make a partial surrender of some of the Surrender Value of the Policy and may fully surrender the Policy for its Surrender Value.

                    POLICY LOANS

                    The Owner may at any time contract for Policy Loans up to an aggregate amount not to exceed 90% of the Surrender Value at the time a Policy Loan is made. It is a condition to securing a Policy Loan that the Owner execute a loan agreement and that the Policy be assigned to LLANY free of any other assignments. The Loan Account is the account in which Policy indebtedness (outstanding loans and interest) accrues once it is transferred out of the Fixed Account or the Sub-Accounts. Interest on Policy Loans accrues at an annual rate of 8%, and loan interest is payable to LLANY (for its account) once a year in arrears on each Policy Anniversary, or earlier upon full surrender or other payment of proceeds of a Policy.

                    The amount of a loan, plus any accrued but unpaid interest, is added to the outstanding Policy Loan balance. Unless paid in advance, any loan interest due will be transferred from the values in the Fixed Account and each Sub-Account, and treated as an additional Policy Loan, and added to the Loan Account Value.

                    During the first ten Policy Years, LLANY's current practice is to credit interest to the Loan Account Value at an annual rate equal to the interest rate charged on the loan minus 1% (guaranteed not to exceed 2%). Beginning with the eleventh Policy Year, LLANY's current practice is to credit interest at an annual rate equal to the interest rate charged on the loan, less 0% annually (guaranteed not to exceed 1%). In no case will the annual credited interest rate be less than 6% in each of the first ten Policy Years and 7% thereafter.

                    If the Net Accumulation Value is distributed among more than one of the Sub-Accounts (including for this purpose the Fixed Account), transfers from each for loans and loan interest will be made in proportion to the assets in each such Sub-Account at that time, unless LLANY is instructed otherwise in proper written form at the Administrative Office. Repayments on the loan and interest credited on the Loan Account Value will be allocated according to the most recent Premium Payment allocation at the time of the repayment.

                    A Policy Loan, whether or not repaid, affects the proceeds payable upon the Second Death and the Accumulation Value. The longer a Policy Loan is outstanding, the greater the effect is likely to be. While an outstanding Policy Loan reduces the amount of assets invested, depending on the investment results of the Sub-Accounts, the effect could be favorable or unfavorable.

                    If at any time the total indebtedness against the Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate without value subject to the conditions in the Grace Period Provision. (See "LAPSE AND REINSTATEMENT.")

                    If a Policy lapses while a loan is outstanding, adverse tax consequences may result.

                    PARTIAL SURRENDER

                    You may make a partial surrender at any time before the Second Death by request to the Administrative Office in proper written form or by telephone, if you have authorized telephone transactions. Each time you request a partial surrender of your Policy, we charge you 2% of the amount withdrawn not to exceed $25. Total partial surrenders may not exceed 90% of the Surrender Value of the Policy. Each partial surrender may not be less than $500. Partial surrenders are subject to other limitations as described below.

                    Partial surrenders may reduce the Specified Amount and, in each case, reduce the Death Benefit Proceeds. To the extent that a requested partial surrender would cause the Specified Amount to be less than $250,000, the partial surrender will not be permitted by LLANY. In addition, if following a partial surrender and the corresponding decrease in the Specified Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, the surrender may be limited to the extent necessary to meet the federal tax law requirements.

                    The effect of partial surrenders on the Death Benefit Proceeds depends on the Death Benefit Option elected under the Policy. If Death Benefit Option 1 has been elected, a partial surrender would reduce the Accumulation Value and the Specified Amount. The reduction in the Specified Amount, which would reduce any past increases on a last in, first out basis, reduces the amount of the Death Benefit Proceeds.

                    If Death Benefit Option 2 has been elected, a partial surrender would reduce the Accumulation Value, but would not reduce the Specified Amount. The reduction in the Accumulation Value reduces the amount of the Death Benefit Proceeds.

                    If the Net Accumulation Value is distributed among more than one of the Sub-Accounts, surrenders from each will be made in proportion to the assets in each Sub-Account at the time of the surrender, unless LLANY is instructed otherwise in proper written form at the Administrative Office. LLANY may at its discretion decline any request for a partial surrender.

                    SURRENDER OF THE POLICY

                    You may surrender the Policy at any time. On surrender of the Policy, LLANY will pay you or your assignee, the Surrender Value next computed after receipt of the request in proper written form at the Administrative Office. If the owner makes a full surrender, all coverage under the Policy will automatically terminate and may not be reinstated.

                    SURRENDER VALUE

                    The Surrender Value of a Policy is the amount the Owner can receive in a lump sum by surrendering the Policy. The Surrender Value is the Net Accumulation Value less the Surrender Charge (SEE CHARGES AND FEES, Surrender Charge). All or part of the Surrender Value may be applied to one or more of the Settlement Options. Surrender Values are illustrated in Appendix 1.

                    DEFERRAL OF PAYMENT AND TRANSFERS

                    Payment of loans or of the Surrender Value from any Sub-Accounts will generally be made within 7 days. Payment or transfer from the Fixed Account may be deferred up to six months at LLANY's option. If LLANY exercises its right to defer any payment from the Fixed Account, interest will accrue and be paid as required by law from the date the recipient would otherwise have been entitled to receive the payment.

ASSIGNMENT; CHANGE OF OWNERSHIP

                    While either Insured is living, you may assign your rights in the Policy, including the right to change the beneficiary designation. The assignment must be in proper written form, signed by you and recorded at the Administrative Office. No assignment will affect, or prejudice LLANY as to, any payment made or action taken by LLANY before it was recorded. LLANY is not responsible for any assignment not submitted for recording, nor is LLANY responsible for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed to LLANY at the time the assignment is recorded and any interest accrued on such indebtedness after recordation of any assignment.

                    Once recorded, the assignment remains effective until released by the assignee in proper written form. So long as an effective assignment remains outstanding, you will not be permitted to take any action with respect to the Policy without the consent of the assignee in proper written form.

                    So long as either Insured is living, you may name a new Owner by recording a change in ownership in proper written form at the Administrative Office. On recordation, the change will be effective as of the date of execution of the document of transfer or, if there is no such date, the date of recordation. No such change of ownership will affect, or prejudice LLANY as to, any payment made or action taken by LLANY before it was recorded. LLANY may require that the Policy be submitted to it for endorsement before making a change.

LAPSE AND REINSTATEMENT

                    LAPSE OF A POLICY

                    If at any time the Net Accumulation Value is insufficient to pay the Monthly Deduction, the Policy is subject to lapse and automatic termination of all coverage under the Policy. The Net Accumulation Value may be insufficient (1) because it has been exhausted by earlier deductions, (2) due to poor investment performance, (3) due to partial surrenders,
                    (4) due to indebtedness for Policy Loans, or (5) because of some combination of the foregoing factors.

                    If LLANY has not received a Premium Payment or payment of indebtedness on Policy Loans necessary so that the Net Accumulation Value is sufficient to pay the Monthly Deduction Amount on a Monthly Anniversary Day, LLANY will send a written notice to the Owner and any assignee of record. The notice will state the amount of the Premium Payment or payment of indebtedness on Policy Loans necessary such that the Net Accumulation Value is at least equal to two times the Monthly Deduction Amount. If the minimum required amount set forth in the notice is not paid to LLANY on or before the day that is the later of (a) 31 days after the date of mailing of the notice, and (b) 61 days after the date of the Monthly Anniversary Day with respect to which such notice was sent (together, the Grace Period), then the policy shall terminate and all coverage under the policy shall lapse without value. If the Second Death occurs during the Grace Period, Death Benefit Proceeds will be paid, but will be reduced, in addition to any other reductions, by any unpaid Monthly Deductions. If the Second Death occurs after the Policy has lapsed, no Death Benefit Proceeds will be paid.

                    REINSTATEMENT OF A LAPSED POLICY

                    After the Policy has lapsed due to the failure to make a necessary payment before the end of an applicable Grace Period, it may be reinstated provided (a) it has not been surrendered, (b) there is an application for reinstatement in proper written form, (c) evidence of insurability of both insureds is furnished to LLANY and it agrees to accept the risk, (d) LLANY receives a payment sufficient to keep the Policy in force for at least two months, and (e) any accrued loan interest is paid. The effective date of the reinstated Policy shall be the Monthly Anniversary Day after the date on which LLANY approves the application for reinstatement. Surrender Charges will be reinstated as of the Policy Year in which the Policy lapsed.

                    If the Policy is reinstated, such reinstatement is effective on the Monthly Anniversary Day following LLANY approval. The Accumulation Value at reinstatement will be the Net Premium Payment then made less all Monthly Deductions due.

                    If the Surrender Value is not sufficient to cover the full Surrender Charge at the time of lapse, the remaining portion of the Surrender Charge will also be reinstated at the time of Policy reinstatement.

COMMUNICATIONS WITH LLANY

                    PROPER WRITTEN FORM


                    When ever this Prospectus refers to a communication "in proper written form," it means in writing, in form and substance reasonably satisfactory to LLANY, received at the Administrative Office. You may also send your communication by facsimile to the Administrative Office. Certain transactions are not acceptable by facsimile.


                    Please note that the telephone and/or facsimile may not always be available. Any telephone or facsimile, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should send your request in writing to our Administrative Office.

OTHER POLICY PROVISIONS

                    ISSUANCE

                    A Policy may only be issued upon receipt of satisfactory evidence of insurability, and generally only when both Insureds are at least Age 18 but are less than Age 80.

                    DATE OF COVERAGE

                    The date of coverage will be the Date of Issue, provided both Insureds are alive and prior to any change in the health and insurability of the Insureds as represented in the application.

                    RIGHT TO EXCHANGE THE POLICY

                    The Owner may, within the first two Policy Years, exchange the Policy for a permanent life insurance policy then being offered by LLANY. The benefits for the new policy will not vary with the investment experience of the Separate Account. The exchange must be elected within 24 months from the Date of Issue. No evidence of insurability will be required.

                    The Owner, the Insureds and the Beneficiary under the new policy will be the same as those under the exchanged Policy on the date of the exchange. The Accumulation Value under the new Policy will be equal to the Accumulation Value under the old Policy on the date the exchange request is received. The new policy will have a Death Benefit on the exchange date not more than the Death Benefit of the original Policy immediately prior to the exchange date. If the Accumulation Value is insufficient to support the Death Benefit, the Owner will be required to make additional Premium Payments in order to effect the exchange. The new Policy will have a Date of Issue and issue Ages as of the date of exchange. The initial Specified Amount and any increases in Specified Amount will have the same rate class as those of the original Policy. Any indebtedness may be transferred to the new policy.

                    The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two Policies. After adjustment, if any excess is owed the Owner, LLANY will pay the excess to the Owner in cash. The exchange may be subject to federal income tax withholding.

                    If at any time while both Insureds are alive, a change in the Internal Revenue Code would result in a less favorable tax treatment of the Insurance provided under the policy or if the Insureds are legally divorced while the policy is in force, the Owner may exchange the policy for separate single life policies on each of the Insureds subject to the following conditions: (a) evidence of insurability satisfactory to LLANY is furnished, (b) the amount of insurance of each new Policy is not larger than one half of the amount of insurance then in force under the policy, (c) the premium for each new policy is determined according to LLANY's rates then in effect for that policy based on each Insured's then attained age and sex, and (d) any other requirements as determined by LLANY are met. The new policy will not take effect until the date all such requirements are met.

                    MATURITY OF THE POLICY

                    If either Insured is still living on the Monthly Anniversary following the younger Insured's 100th birth date, at that point the Policy will terminate and the Owner will receive the Surrender Value.

                    INCONTESTABILITY

                    LLANY will not contest payment of the Death Benefit Proceeds based on the initial Specified Amount after the Policy has been in force for two years from the Date of Issue so long as both Insureds were alive during those two years. For any increase in Specified Amount requiring evidence of insurability, LLANY will not contest payment of the Death Benefit Proceeds based on such an increase after it has been in force for two years from its effective date so long as both Insureds were alive during those two years.

                    MISSTATEMENT OF AGE OR GENDER

                    If the Age or gender of either of the Insureds has been misstated, the affected benefits will be adjusted. The amount of the Death Benefit Proceeds will be 1. multiplied by 2. and then the result added to 3. where:
                       1. is the Net Amount at Risk at the time of the Second
                          Death;
                       2. is the ratio of the monthly Cost of Insurance applied
                          in the Policy month of death to the monthly Cost of Insurance that should have been applied at the true Age and gender in the Policy month of death; and
                       3. is the Accumulation Value at the time of the Second
                          Death.

                    SUICIDE

                    If the Second Death is by suicide, while sane or insane, within two years from the Date of Issue, LLANY will upon the Second Death pay no more than the sum of the premiums paid, less any indebtedness and the amount of any partial surrenders. If the Second Death is by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the Specified Amount, LLANY will upon the Second Death pay no more than a refund of the monthly charges for the cost of such additional benefit.

                    RIDERS

                    In our discretion, we may offer riders that may alter the benefits or charges in your Policy. Riders may have tax consequences.

                    NONPARTICIPATING POLICIES

                    These are nonparticipating Policies on which no dividends are payable. These Policies do not share in the profits or surplus earnings of LLANY.

TAX ISSUES

                    INTRODUCTION. The Federal income tax treatment of the policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your policy, and is not intended as tax advice. This discussion also does not address other Federal tax consequences, such as estate, gift, and generation skipping transfer taxes, or any state and local income, estate, and inheritance tax consequences, associated with the policy. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

                    TAXATION OF LIFE INSURANCE CONTRACTS IN GENERAL

                    TAX STATUS OF THE POLICY. Section 7702 of the Code establishes a statutory definition of life insurance for Federal tax purposes. We believe that the policy will meet the statutory definition of life insurance, which places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. As a result, the death benefit payable under the policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for Federal income tax purposes.

                    INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a policy to be treated as a life insurance contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract premium payments. Although we do not control the investments of the subaccounts, we expect that the subaccounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                    RESTRICTION ON INVESTMENT OPTIONS. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

                    NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your contract value until there is a distribution from your policy.

                    TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable.

                    If the death benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

                    TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, except as described below, any increase in your contract value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for Federal income tax purposes.

                    POLICIES WHICH ARE MECS

                    CHARACTERIZATION OF A POLICY AS A MEC. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test" under the tax law or if the policy is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a later increase in benefits, any other material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven contract years.

                    TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the policy is a MEC, withdrawals from the policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

                    PENALTY TAXES PAYABLE ON WITHDRAWALS. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

                    SPECIAL RULES IF YOU OWN MORE THAN ONE MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.

                    POLICIES WHICH ARE NOT MECS

                    TAX TREATMENT OF WITHDRAWALS. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

                    CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY YEARS. Section 7702 places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.

                    TAX TREATMENT OF LOANS. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all contract value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in the your income.

                    LAST SURVIVOR CONTRACT

                    Although we believe that the policy, when issued as a last survivor contract, complies with Section 7702 of the Code, the manner in which Section 7702 should be applied to last survivor contracts is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702 regarding this form of contract, there is necessarily some uncertainty whether a last survivor contract will meet the Section 7702 definition of a life insurance contract. As a result, we may need to return a portion of your premium (with earnings) and impose higher cost of insurance charges in the future.

                    Due to the coverage of more than one insured under the policy, there are special considerations in applying the 7-pay test. For example, a reduction in the death benefit at any time, such as may occur upon a partial surrender, may cause the policy to be a MEC. Also and more generally, the manner of applying the 7-pay test is somewhat uncertain in the case of policies covering more than one insured.

                    OTHER CONSIDERATIONS

                    INSURED LIVES PAST AGE 100. If the insured survives beyond the end of the mortality table used to measure charges under the policy, which ends at age 100, we believe the policy will continue to qualify as life insurance for Federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.

                    COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium payments we have determined for the policies will comply with the Federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a contract year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the Federal tax definition of life insurance.

                    DISALLOWANCE OF INTEREST DEDUCTIONS. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

                    FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

                    CHANGES IN THE POLICY OR CHANGES IN THE LAW. Changing the owner, exchanging the contract, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

                    TAX STATUS OF LLANY

                    Under existing Federal income tax laws, LLANY does not pay tax on investment income and realized capital gains of the Separate Account. LLANY does not expect that it will incur any Federal income tax liability on the income and gains earned by the Separate

                    Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FAIR VALUE OF THE POLICY

                    It is sometimes necessary for tax and other reasons to determine the "fair value" of the Policy. The fair value of the Policy is measured differently for different purposes. It is not necessarily the same as the Accumulation Value or the Net Accumulation Value, although the amount of the Net Accumulation Value will typically be important in valuing the Policy for this purpose. For some but not all purposes, the fair value of the Policy may be the Surrender Value of the Policy. The fair value of the Policy may be impacted by developments other than the performance of the underlying investments. For example, without regard to any other factor, it increases as the Insureds grow older. Moreover, on the death of the first of the Insureds to die, it tends to increase significantly. The Owner should consult with his or her advisors for guidance as to the appropriate methodology for determining the fair value of the Policy for a particular purpose.

DIRECTORS AND OFFICERS OF LLANY

                    The following persons are Directors and Officers of LLANY. Except as indicated below, the address of each is 120 Madison Street, Suite 1700, Syracuse, New York 13202 and each has been employed by LLANY or its affiliates for more than five years.

                                   NAME, ADDRESS AND
                              POSITION(S) WITH REGISTRANT       PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            --------------------------------  ------------------------------------------
                            J. PATRICK BARRETT                Chairman and Chief Executive Officer
                            DIRECTOR                          [9/87-present] CARPAT Investments;
                            One Telergy Parkway               President, Chief Operating Officer and
                            East Syracuse, NY 13057           Director [4/98-present] Telergy,
                                                              Incorporated; Chief Executive Officer and
                                                              Director, Syracuse Executive Air Service,
                                                              Incorporated [3/89-present]; Director,
                                                              Bennington Iron Works, Incorporated
                                                              [6/89-present]; Director, Coyne Industrial
                                                              Enterprises Corporation [1998-present].
                            ROBERT D. BOND                    Vice President [5/98-present], The Lincoln
                            DIRECTOR                          National Life Insurance Company. Formerly:
                            1300 South Clinton Street         Senior Vice President [95-98], Great-West
                            Fort Wayne, IN 46801              Life Assurance Company
                            JON A. BOSCIA                     President, Chief Executive Officer and
                            DIRECTOR                          Director [1/98-present], Lincoln National
                            Centre Square                     Corporation. Formerly: President and Chief
                            West Tower                        Executive Officer [10/96-1/98], President
                            Suite 3900                        and Chief Operating Officer [5/94-10/96],
                            Philadelphia, PA 19102            The Lincoln National Life Insurance
                                                              Company.
                            JANET CHRZAN                      Chief Financial Officer and Second Vice
                            CHIEF FINANCIAL OFFICER           President [1/01-present]; Senior Vice
                            AND SECOND VICE                   President and Chief Financial Officer
                            PRESIDENT                         [4/00-present]. Formerly: Vice President
                            1300 South Clinton Street         and Treasurer [8/95-4/00], The Lincoln
                            Fort Wayne, IN 46801              National Life Insurance Company.

                                   NAME, ADDRESS AND
                              POSITION(S) WITH REGISTRANT       PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            --------------------------------  ------------------------------------------
                            JOHN H. GOTTA                     Director, Second Vice President and
                            DIRECTOR, SECOND                  Assistant Secretary [12/99-present],
                            VICE PRESIDENT AND                Lincoln Life & Annuity Company of New
                            ASSISTANT SECRETARY               York; Chief Executive Officer of Life
                            350 Church Street                 Insurance, Senior Vice President and
                            Hartford, CT 06103                Assistant Secretary [12/99-present].
                                                              Formerly: Senior Vice President and
                                                              Assistant Secretary [4/98-12/99], Senior
                                                              Vice President [2/98-4/98], Vice President
                                                              and General Manager [1/98-2/98], The
                                                              Lincoln National Life Insurance Company;
                                                              Senior Vice President [3/96-12/97],
                                                              Connecticut General Life Insurance
                                                              Company.
                            BARBARA S. KOWALCZYK              Senior Vice President, Corporation
                            DIRECTOR                          Planning [5/94-present], Lincoln National
                            Centre Square                     Corporation
                            West Tower
                            1500 Market Street
                            Suite 3900
                            Philadelphia, PA 19102
                            MARGUERITE L. LACHMAN             Principal [11/99-present], Lend Lease Real
                            DIRECTOR                          Estate Investments. Formerly: Managing
                            437 Madison Avenue,               Director [4/87-11/99], Schroeder Real
                            18th Floor                        Estate Associates.
                            New York, NY 10022
                            LOUIS G. MARCOCCIA                Senior Vice President for Business,
                            DIRECTOR                          Finance and Administrative Services,
                            Syracuse University               [1975-present], Syracuse University.
                            Syracuse, NY 13244
                            GARY W. PARKER                    Senior Vice President and Chief Product
                            DIRECTOR                          Officer [3/00-present], Vice President,
                            350 Church Street                 Product Management [7/98-3/00], The
                            Hartford, CT 06103                Lincoln National Life Insurance Company.
                                                              Formerly: Senior Vice President, Life
                                                              Products [10/97-6/98], Vice President,
                                                              Marketing Services [9/89-10/97], Life of
                                                              Virginia.
                            JOHN M. PIETRUSKI                 Chairman of the Board, Texas Biotechnology
                            DIRECTOR                          Corporation.
                            One Penn Plaza
                            Suite 3408
                            New York, NY 10119
                            RON J. PONDER                     Director [99-present], Lincoln National
                            DIRECTOR                          Corporation; President and Chief Executive
                            25 Airport Road                   Officer [00-present], Cap Gemini Ernst &
                            Morristown, NJ 07960              Young Telecom, Media & Networks-Americas.
                                                              Formerly: Executive Vice President,
                                                              Operations & Service [96-97], American
                                                              Telephone & Telegraph Company; President
                                                              and Chief Executive Officer [97-99], BDSI,
                                                              Incorporated.

                                   NAME, ADDRESS AND
                              POSITION(S) WITH REGISTRANT       PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            --------------------------------  ------------------------------------------
                            LAWRENCE T. ROWLAND               Chairman, Chief Executive Officer,
                            DIRECTOR                          President and Director [10/96-present],
                            1700 Magnavox Way                 Lincoln National Reassurance Company.
                            One Reinsurance Place             Formerly: Senior Vice President
                            Ft. Wayne, IN 46802               [10/95-10/96], Vice President
                                                              [10/91-10/95], Lincoln National Life
                                                              Reinsurance Company.
                            LORRY J. STENSRUD                 Director, Executive Vice President and
                            PRESIDENT AND DIRECTOR            Chief Executive Officer of Annuities
                            1300 South Clinton Street         [6/00-present]; The Lincoln National Life
                            Fort Wayne, IN 46802              Insurance Company; Director,
                                                              [6/00-present], Lincoln Financial Group
                                                              Foundation, Incorporated.
                            RICHARD C. VAUGHAN                Executive Vice President and Chief
                            DIRECTOR                          Financial Officer [1/95-present], Lincoln
                            Centre Square                     National Corporation.
                            West Tower
                            1500 Market Street
                            Suite 3900
                            Philadelphia, PA 19102

DISTRIBUTION OF POLICIES

                    LLANY intends to offer the Policy in New York. Lincoln Financial Advisors Corporation ("LFA"), an affiliate of LLANY and the principal underwriter for the Policies, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The principal business address of LFA is 350 Church Street, Hartford, CT 06103.

                    LFA has overall responsibility for establishing a selling plan for the Policies. Compensation by LLANY to the Principal Underwriter is separate from that paid to the selling house, the registered representative and any other selling intermediaries.

                    The Policy may be sold by individuals who, in addition to being appointed as life insurance agents for LLANY, are also registered representatives of LFA or Lincoln Financial Distributors ("LFD") (both registered broker-dealers affiliated with LLANY). Registered representatives of other broker-dealers may also sell the Policy. Gross first year commissions paid by LLANY, including expense reimbursement allowances, on the sale of these Policies are not more than 98% of Premium Payments. Gross renewal commissions paid by LLANY will not exceed 10% of Premium Payments. In lieu of premium-based commission, LLANY may pay equivalent amounts over time based on Accumulation Value. Selling representatives are also eligible for cash bonuses and"non-cash compensation." The latter (as defined in NASD Rule
                    2820) is represented by such things as office space, computers, club credit, newsletters and training.

                    The selling office receives additional compensation on the first year premium and all additional premiums. In some situations, the selling office may elect to share its commission with the registered representative. Depending on particular selling arrangements there may be others who LLANY compensates for distribution activities. (For example, LLANY may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices.)

                    All compensation is paid from LLANY's resources, which include sales charges made under this Policy.

CHANGES OF INVESTMENT POLICY

                    LLANY may materially change the investment policy of the Separate Account. LLANY must inform the Owners and obtain all necessary regulatory approvals. Any change must be submitted to the state insurance department, which shall disapprove it if deemed detrimental to the interests of the Owners or if it renders LLANY's operations hazardous to the public. If an Owner objects, the Policy may be converted to a substantially comparable fixed benefit life insurance policy offered by LLANY on the life of the Insureds. The Owner has the later of 60 days from the date of the investment policy change or 60 days from being informed of such change to make this conversion. LLANY will not require evidence of insurability for this conversion.

                    The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the Death Benefit of the Policy converted on the date of such conversion.

STATE REGULATION

                    LLANY is subject to the laws of New York governing insurance companies and to regulation by the New York Insurance Department. An annual statement in a prescribed form is filed with the New York Insurance Department each year covering the operation of LLANY for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine LLANY's contract liabilities and reserves so that the Insurance Department may certify the items are correct. LLANY's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the New York Department of Insurance. Such regulation does not, however, involve any supervision of management or investment practices or policies.

                    A blanket bond with a per event limit of $25 million and an annual policy aggregate limit of $50 million covers all of the officers and employees of the Company.

REPORTS TO OWNERS

                    LLANY maintains Policy records and will mail to each Owner, at the last known address of record, an annual statement showing the amount of the current Death Benefit, the Accumulation Value, and Surrender Value, premiums paid and monthly charges deducted since the last report, the amounts invested in each Sub-Account and any Loan Account Value.

                    Owners will also be sent annual reports containing financial statements for the Separate Account and annual and semi-annual reports of the Funds as required by the 1940 Act.

                    Policy Owners will receive statements of significant transactions such as: changes in Specified Amount or Death Benefit Option; transfers among Sub-Accounts; Premium Payments; loans and repayment of loans; reinstatement; and termination.

ADVERTISING

                    LLANY is also ranked and rated by independent financial rating services, including Moody's, Standard & Poor's,
                    Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of LLANY. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. LLANY may advertise these ratings from time to time. In addition, LLANY may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend LLANY or the Policies. Furthermore, LLANY may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                    We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

LEGAL PROCEEDINGS

                    At this time, LLANY is not involved in any material litigation. From time to time, legal proceedings arise which generally are routine and in the ordinary course of business.

EXPERTS


                    The financial statements of the Separate Account for the year ended December 31, 2000 and the statutory-basis financial statements of LLANY for the year ended
                    December 31, 2000 appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports also appearing elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP, have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.


                    Actuarial matters included in this prospectus have been examined by Vaughn W. Robbins, FSA, as stated in the Opinion filed as an Exhibit to the Registration Statement.

                    Legal matters in connection with the Policies described herein are being passed upon by Robert O. Sheppard, Esq., as stated in the Opinion filed as an Exhibit to the Registration Statement.

REGISTRATION STATEMENT

                    A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Separate Account, LLANY, and the Policies offered hereby. Statements contained in this Prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

APPENDIX 1

                    ILLUSTRATIONS OF ACCUMULATION VALUES, SURRENDER VALUES, AND DEATH BENEFIT PROCEEDS

                    The illustrations in this Prospectus have been prepared to help show how values under the Policies change with investment performance. The illustrations illustrate how Accumulation Values, Surrender Values and Death Benefit Proceeds under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12% over a period of years, but fluctuates above or below those averages for individual years, the Accumulation Values, Surrender Values and Death Benefit Proceeds may be different. The illustrations also assume there are no Policy Loans or Partial Surrenders, no additional Premium Payments are made other than shown, no Accumulation Values are allocated to the Fixed Account, and there are no changes in the Specified Amount or Death Benefit Option, and that the No-Lapse Provision is not selected.


                    The amounts shown for the Accumulation Value, Surrender Value and Death Benefit Proceeds as of each Policy Anniversary reflect the fact that charges are made and expenses applied which lower investment return on the assets held in the Sub-Accounts. Daily charges are made against the assets of the Sub-Accounts for assuming mortality and expense risks. The current mortality and expense risk charges are equivalent to an annual effective rate of 0.80% of the daily net asset value of the Separate Account. The mortality and expense risk charge is guaranteed never to exceed an annual effective rate of 0.90% of the daily net asset value of the Separate Account. In addition, the amounts shown also reflect the deduction of Fund investment advisory fees and other expenses which will vary depending on which funding vehicle is chosen but which are assumed for purposes of these illustrations to be equivalent to an annual effective rate of 0.81% of the daily net asset value of the Separate Account. This rate reflects an arithmetic average of total Fund portfolio annual expenses for the year ending December 31, 2000.



                    Considering charges for mortality and expense risks and the assumed Fund expenses, gross annual rates of 0%, 6% and 12% correspond to net investment experience at annual rates of -1.60%, 4.36% and 10.31% on a current basis, -1.69%, 4.25%
                    and 10.20% on a guaranteed basis.


                    The illustrations also reflect the fact that LLANY makes monthly charges for providing insurance protection. Current values reflect current Cost of Insurance charges and guaranteed values reflect the maximum Cost of Insurance charges guaranteed in the Policy. The values shown are for Policies which are issued as preferred and standard. Policies issued on a substandard basis would result in lower Accumulation Values and Death Benefit Proceeds than those illustrated.

                    The illustrations also reflect the fact that LLANY deducts a premium load of 8.0% from each Premium Payment.

                    The Surrender Values shown in the illustrations reflect the fact that LLANY will deduct a Surrender Charge from the Policy's Accumulation Value for any Policy surrendered in full during the first fifteen Policy Years. Surrender Charges reflect, in part, age and Specified Amount, and are shown in the illustrations.

                    In addition, the illustrations reflect the fact that LLANY deducts a monthly administrative charge at the beginning of each Policy Month. This monthly administrative expense charge is a flat dollar charge of $12.50 per month in the first year. Current values reflect a current flat dollar monthly administrative expense charge of $5 in subsequent Policy Years. The charge also includes $0.09 per $1,000 of Specified Amount during the first twenty Policy Years.

                    Upon request, LLANY will furnish a comparable illustration based on the proposed insureds' ages, gender classification, smoking classification, risk classification and premium payment requested.

                                  MALE AGE 55/FEMALE AGE 55 NONSMOKER
                                  STANDARD -- $13,782 ANNUAL PREMIUM
                                  FACE AMOUNT $1,000,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS


         PREMIUMS
        ACCUMULATED
END OF      AT         DEATH BENEFIT PROCEEDS       TOTAL ACCUMULATION VALUE         SURRENDER VALUE
POLICY  5% INTEREST  ANNUAL INVESTMENT RETURN OF  ANNUAL INVESTMENT RETURN OF  ANNUAL INVESTMENT RETURN OF  SURRENDER
 YEAR    PER YEAR   GROSS 0%  GROSS 6%  GROSS 12% GROSS 0% GROSS 6% GROSS 12%  GROSS 0% GROSS 6% GROSS 12%   CHARGE
------  ----------- --------- --------- --------- -------- -------- ---------- -------- -------- ---------- ---------

   1       14,471   1,000,000 1,000,000 1,000,000  11,242   11,927     12,612        0        0          0   13,676
   2       29,666   1,000,000 1,000,000 1,000,000  22,250   24,316     26,463    8,984   11,050     13,197   13,266
   3       45,620   1,000,000 1,000,000 1,000,000  32,882   37,037     41,528   20,129   24,284     28,774   12,753
   4       62,372   1,000,000 1,000,000 1,000,000  43,115   50,075     57,899   30,909   37,868     45,693   12,206
   5       79,962   1,000,000 1,000,000 1,000,000  52,923   63,411     75,682   41,195   51,683     63,954   11,728

   6       98,431   1,000,000 1,000,000 1,000,000  62,272   77,019     94,984   51,160   65,907     83,871   11,112
   7      117,824   1,000,000 1,000,000 1,000,000  71,118   90,863    115,915   61,240   80,985    106,038    9,877
   8      138,186   1,000,000 1,000,000 1,000,000  79,401  104,887    138,588   70,758   96,244    129,945    8,643
   9      159,567   1,000,000 1,000,000 1,000,000  87,037  119,014    163,106   79,629  111,605    155,698    7,408
  10      182,016   1,000,000 1,000,000 1,000,000  93,932  133,153    189,586   87,759  126,980    183,413    6,173

  11      205,588   1,000,000 1,000,000 1,000,000  99,986  147,207    218,160   95,047  142,268    213,221    4,939
  12      230,338   1,000,000 1,000,000 1,000,000 105,092  161,074    248,987  101,388  157,370    245,283    3,704
  13      256,326   1,000,000 1,000,000 1,000,000 109,147  174,649    282,263  106,677  172,180    279,794    2,469
  14      283,614   1,000,000 1,000,000 1,000,000 112,044  187,833    318,228  110,809  186,598    316,994    1,235
  15      312,266   1,000,000 1,000,000 1,000,000 113,643  200,489    357,150  113,643  200,489    357,150        0

  20      478,501   1,000,000 1,000,000 1,000,000  92,035  246,466    607,842   92,035  246,466    607,842        0
  25      690,664           0 1,000,000 1,079,553       0  224,278  1,028,146        0  224,278  1,028,146        0
  30      961,443           0         0 1,811,330       0        0  1,725,076        0        0  1,725,076        0


All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed cost of insurance rates assumed. Guaranteed mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of guaranteed mortality and expense risk charges and
                                  (2) assumed Fund total expenses of 0.81% per year. See "Fund Expenses".

                                  MALE AGE 55/FEMALE AGE 55 NONSMOKER
                                  STANDARD -- $13,782 ANNUAL PREMIUM
                                  FACE AMOUNT $1,000,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS


         PREMIUMS
        ACCUMULATED
END OF      AT         DEATH BENEFIT PROCEEDS       TOTAL ACCUMULATION VALUE         SURRENDER VALUE
POLICY  5% INTEREST  ANNUAL INVESTMENT RETURN OF  ANNUAL INVESTMENT RETURN OF  ANNUAL INVESTMENT RETURN OF  SURRENDER
 YEAR    PER YEAR   GROSS 0%  GROSS 6%  GROSS 12% GROSS 0% GROSS 6% GROSS 12%  GROSS 0% GROSS 6% GROSS 12%   CHARGE
------  ----------- --------- --------- --------- -------- -------- ---------- -------- -------- ---------- ---------

   1       14,471   1,000,000 1,000,000 1,000,000  11,254   11,939     12,624        0        0          0   13,676
   2       29,666   1,000,000 1,000,000 1,000,000  22,392   24,465     26,619    9,126   11,199     13,353   13,266
   3       45,620   1,000,000 1,000,000 1,000,000  33,326   37,508     42,027   20,572   24,754     29,274   12,753
   4       62,372   1,000,000 1,000,000 1,000,000  44,053   51,087     58,990   31,847   38,881     46,784   12,206
   5       79,962   1,000,000 1,000,000 1,000,000  54,575   65,222     77,666   42,847   53,495     65,939   11,728

   6       98,431   1,000,000 1,000,000 1,000,000  64,889   79,933     98,228   53,777   68,821     87,116   11,112
   7      117,824   1,000,000 1,000,000 1,000,000  74,995   95,241    120,865   65,118   85,364    110,988    9,877
   8      138,186   1,000,000 1,000,000 1,000,000  84,891  111,168    145,789   76,248  102,525    137,146    8,643
   9      159,567   1,000,000 1,000,000 1,000,000  94,574  127,735    173,232   87,166  120,327    165,824    7,408
  10      182,016   1,000,000 1,000,000 1,000,000 104,043  144,966    203,452   97,869  138,793    197,278    6,173

  11      205,588   1,000,000 1,000,000 1,000,000 113,293  162,885    236,732  108,354  157,946    231,793    4,939
  12      230,338   1,000,000 1,000,000 1,000,000 122,247  181,444    273,321  118,543  177,740    269,617    3,704
  13      256,326   1,000,000 1,000,000 1,000,000 130,871  200,640    313,540  128,402  198,171    311,070    2,469
  14      283,614   1,000,000 1,000,000 1,000,000 139,096  220,435    357,720  137,861  219,200    356,485    1,235
  15      312,266   1,000,000 1,000,000 1,000,000 146,889  240,828    406,272  146,889  240,828    406,272        0

  20      478,501   1,000,000 1,000,000 1,000,000 175,722  349,711    731,884  175,722  349,711    731,884        0
  25      690,664   1,000,000 1,000,000 1,337,819 180,894  471,094  1,274,113  180,894  471,094  1,274,113        0
  30      961,443   1,000,000 1,000,000 2,260,071 121,895  589,380  2,152,448  121,895  589,380  2,152,448        0


All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of current mortality and expense risk charges and (2) assumed Fund total expenses of 0.81% per year. See "Fund Expenses".

                                  MALE AGE 65/FEMALE AGE 65 NONSMOKER
                                  STANDARD -- $21,713 ANNUAL PREMIUM
                                  FACE AMOUNT $1,000,000
                                  DEATH BENEFIT OPTION 1
                                  GUARANTEED BASIS


        PREMIUMS
       ACCUMULATED
END OF     AT           DEATH BENEFIT PROCEEDS        TOTAL ACCUMULATION VALUE         SURRENDER VALUE
POLICY 5% INTEREST   ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF  ANNUAL INVESTMENT RETURN OF  SURRENDER
 YEAR   PER YEAR    GROSS 0%   GROSS 6%  GROSS 12%  GROSS 0% GROSS 6% GROSS 12%  GROSS 0% GROSS 6% GROSS 12%   CHARGE
------ ----------- ---------- ---------- ---------- -------- -------- ---------- -------- -------- ---------- ---------

   1       22,799   1,000,000  1,000,000  1,000,000  18,354   19,470      20,587       0        0           0  25,098
   2       46,737   1,000,000  1,000,000  1,000,000  35,796   39,150      42,638  11,736   15,090      18,578  24,060
   3       71,873   1,000,000  1,000,000  1,000,000  52,000   58,701      65,950  29,010   35,711      42,960  22,991
   4       98,265   1,000,000  1,000,000  1,000,000  66,851   77,987      90,530  44,898   56,035      68,578  21,953
   5      125,977   1,000,000  1,000,000  1,000,000  80,218   96,856     116,384  59,335   75,973      95,501  20,883

   6      155,074   1,000,000  1,000,000  1,000,000  91,934  115,117     143,497  72,089   95,271     123,651  19,845
   7      185,627   1,000,000  1,000,000  1,000,000 101,771  132,515     171,817  84,131  114,875     154,177  17,640
   8      217,707   1,000,000  1,000,000  1,000,000 109,411  148,709     201,236  93,976  133,273     185,801  15,435
   9      251,391   1,000,000  1,000,000  1,000,000 114,437  163,253     231,587 101,207  150,023     218,357  13,230
  10      286,759   1,000,000  1,000,000  1,000,000 116,358  175,628     262,689 105,333  164,603     251,663  11,025

  11      323,896   1,000,000  1,000,000  1,000,000 114,627  185,260     294,379 105,807  176,440     285,559   8,820
  12      362,889   1,000,000  1,000,000  1,000,000 108,650  191,518     326,547 102,035  184,903     319,932   6,615
  13      403,832   1,000,000  1,000,000  1,000,000  97,779  193,720     359,159  93,368  189,310     354,749   4,410
  14      446,822   1,000,000  1,000,000  1,000,000  81,279  191,083     392,260  79,074  188,878     390,055   2,205
  15      491,962   1,000,000  1,000,000  1,000,000  58,192  182,600     425,919  58,192  182,600     425,919       0

  20      753,859           0          0  1,000,000       0        0     605,982       0        0     605,982       0
  25    1,088,113           0          0  1,000,000       0        0     889,341       0        0     889,341       0
  30    1,514,716           0          0  1,546,294       0        0   1,530,984       0        0   1,530,984       0


All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed cost of insurance rates assumed. Guaranteed mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of guaranteed mortality and expense risk charges and
                                  (2) assumed Fund total expenses of 0.81% per year. See "Fund Expenses".

                                  MALE AGE 65/FEMALE AGE 65 NONSMOKER
                                  STANDARD -- $21,713 ANNUAL PREMIUM
                                  FACE AMOUNT $1,000,000
                                  DEATH BENEFIT OPTION 1
                                  CURRENT BASIS


        PREMIUMS
       ACCUMULATED
END OF     AT           DEATH BENEFIT PROCEEDS        TOTAL ACCUMULATION VALUE         SURRENDER VALUE
POLICY 5% INTEREST   ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF  ANNUAL INVESTMENT RETURN OF  SURRENDER
 YEAR   PER YEAR    GROSS 0%   GROSS 6%  GROSS 12%  GROSS 0% GROSS 6% GROSS 12%  GROSS 0% GROSS 6% GROSS 12%   CHARGE
------ ----------- ---------- ---------- ---------- -------- -------- ---------- -------- -------- ---------- ---------

   1       22,799   1,000,000  1,000,000  1,000,000  18,372   19,490      20,608       0        0           0  25,098
   2       46,737   1,000,000  1,000,000  1,000,000  36,386   39,762      43,271  12,326   15,702      19,212  24,060
   3       71,873   1,000,000  1,000,000  1,000,000  53,970   60,771      68,123  30,979   37,781      45,132  22,991
   4       98,265   1,000,000  1,000,000  1,000,000  71,107   82,528      95,366  49,155   60,575      73,413  21,953
   5      125,977   1,000,000  1,000,000  1,000,000  87,791  105,052     125,238  66,908   84,169     104,355  20,883

   6      155,074   1,000,000  1,000,000  1,000,000 104,012  128,363     158,003  84,166  108,518     138,157  19,845
   7      185,627   1,000,000  1,000,000  1,000,000 119,759  152,484     193,952 102,119  134,844     176,312  17,640
   8      217,707   1,000,000  1,000,000  1,000,000 135,023  177,438     233,415 119,588  162,003     217,979  15,435
   9      251,391   1,000,000  1,000,000  1,000,000 149,792  203,251     276,757 136,561  190,020     263,526  13,230
  10      286,759   1,000,000  1,000,000  1,000,000 164,052  229,950     324,389 153,027  218,925     313,364  11,025

  11      323,896   1,000,000  1,000,000  1,000,000 177,789  257,566     376,775 168,969  248,746     367,955   8,820
  12      362,889   1,000,000  1,000,000  1,000,000 190,528  285,709     434,079 183,912  279,094     427,464   6,615
  13      403,832   1,000,000  1,000,000  1,000,000 202,145  314,320     496,839 197,735  309,910     492,429   4,410
  14      446,822   1,000,000  1,000,000  1,000,000 212,281  343,141     565,556 210,076  340,936     563,351   2,205
  15      491,962   1,000,000  1,000,000  1,000,000 220,484  371,866     640,874 220,484  371,866     640,874       0

  20      753,859   1,000,000  1,000,000  1,214,170 215,977  505,431   1,156,353 215,977  505,431   1,156,353       0
  25    1,088,113   1,000,000  1,000,000  2,101,796 115,377  634,892   2,001,711 115,377  634,892   2,001,711       0
  30    1,514,716           0  1,000,000  3,402,916       0  770,470   3,369,224       0  770,470   3,369,224       0


All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of current mortality and expense risk charges and (2) assumed Fund total expenses of 0.81% per year. See "Fund Expenses".

APPENDIX 2

                    CORRIDOR PERCENTAGES

ATTAINED AGE OF THE YOUNGER
INSURED (NEAREST BIRTHDAY)    CORRIDOR PERCENTAGE
----------------------------  -------------------
            0-40                      250%
             41                       243
             42                       236
             43                       229
             44                       222
             45                       215
             46                       209
             47                       203
             48                       197
             49                       191
             50                       185
             51                       178
             52                       171
             53                       164
             54                       157
             55                       150
             56                       146
             57                       142
             58                       138
             59                       134
             60                       130
             61                       128
             62                       126
             63                       124
             64                       122
             65                       120
             66                       119
             67                       118
             68                       117
             69                       116
             70                       115
             71                       113
             72                       111
             73                       109
             74                       107
           75-90                      105
             91                       104
             92                       103
             93                       102
             94                       101
           95-99                      100

LLANY Separate Account R for Flexible Premium Variable Life Insurance

LLANY Separate Account R for Flexible Premium Variable Life Insurance Statement of Assets and Liability
December 31, 2000

                                                                                                   AFIS          AFIS
                                                          AIM V.I.                   AFIS          GROWTH        GLOBAL
                                            AIM V.I.      INTERNATIONAL  AIM V.I.    GROWTH        INCOME        SMALL CAP
                                            GROWTH        EQUITY         VALUE       CLASS 2       CLASS 2       CLASS 2
                           COMBINED         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at
   Market - Affiliated
   (Cost $449,668)         $       421,833  $         --  $         --   $       --  $         --  $         --  $         --
 - Investments at
   Market - Unaffiliated
   (Cost $1,943,140)             1,750,885       147,817         8,734      100,003        64,454        26,822           524
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
Total Investments                2,172,718       147,817         8,734      100,003        64,454        26,822           524
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York                 144            10             1            7             4             2            --
                           ---------------  ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET ASSETS                 $     2,172,574  $    147,807  $      8,733   $   99,996  $     64,450  $     26,820  $        524
                           ===============  ============  ============   ==========  ============  ============  ============
-------------------------
Percent of net assets               100.00%         6.80%         0.40%        4.60%         2.97%         1.23%         0.02%
                           ===============  ============  ============   ==========  ============  ============  ============
-------------------------
Net assets are
   represented by:
  - Units in accumulation
   period                                         14,817           855        9,765         7,015         2,574            68
  - Unit value                              $      9.975  $     10.220   $   10.240  $      9.188  $     10.421  $      7.742
                                            ------------  ------------   ----------  ------------  ------------  ------------
-------------------------
NET ASSETS                                  $    147,807  $      8,733   $   99,996  $     64,450  $     26,820  $        524
                                            ============  ============   ==========  ============  ============  ============
-------------------------

                                         DEUTSCHE      DEUTSCHE
                           BARON         VIT           VIT
                           CAPITAL       EAFE          EQUITY 500
                           ASSET         EQUITY INDEX  INDEX
                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
-------------------------
Assets
 - Investments at
   Market - Affiliated
   (Cost $449,668)         $         --  $         --  $         --
 - Investments at
   Market - Unaffiliated
   (Cost $1,943,140)             82,211        11,970       235,242
                           ------------  ------------  ------------
-------------------------
Total Investments                82,211        11,970       235,242
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York                5             1            16
                           ------------  ------------  ------------
-------------------------
NET ASSETS                 $     82,206  $     11,969  $    235,226
                           ============  ============  ============
-------------------------
Percent of net assets              3.78%         0.55%        10.83%
                           ============  ============  ============
-------------------------
Net assets are
   represented by:
  - Units in accumulation
   period                         6,761         1,232        22,418
  - Unit value             $     12.158  $      9.713  $     10.493
                           ------------  ------------  ------------
-------------------------
NET ASSETS                 $     82,206  $     11,969  $    235,226
                           ============  ============  ============
-------------------------

See accompanying notes.

LLANY Separate Account R for Flexible Premium Variable Life Insurance Statement of Assets and Liability (continued)
December 31, 2000

                           DEUTSCHE
                           VIT                                                DGPF             DGPF
                           SMALL CAP        DGPF             DGPF             EMERGING         SMALL            DGPF
                           INDEX            HIGH YIELD       DEVON            MARKETS          CAP VALUE        REIT
                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at
   Market - Affiliated
   (Cost $449,668)         $            --  $         4,644  $           470  $         2,857  $        33,653  $     14,999
 - Investments at
   Market - Unaffiliated
   (Cost $1,943,140)                44,218               --               --               --               --            --
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
Total Investments                   44,218            4,644              470            2,857           33,653        14,999
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York                   3               --               --               --                2             1
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $        44,215  $         4,644  $           470  $         2,857  $        33,651  $     14,998
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
Percent of net assets                 2.04%            0.21%            0.02%            0.13%            1.55%         0.69%
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
Net assets are
   represented by:
  - Units in accumulation
   period                            3,776              549               51              304            2,708         1,107
  - Unit value             $        11.709  $         8.458  $         9.287  $         9.389  $        12.424  $     13.547
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $        44,215  $         4,644  $           470  $         2,857  $        33,651  $     14,998
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------

                                         FIDELITY       FIDELITY
                                         VIP            VIP
                           DGPF          GROWTH         HIGH INCOME
                           TREND         SERVICE CLASS  SERVICE CLASS
                           SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-------------------------
Assets
 - Investments at
   Market - Affiliated
   (Cost $449,668)         $     58,581  $         --   $         --
 - Investments at
   Market - Unaffiliated
   (Cost $1,943,140)                 --         3,224            546
                           ------------  ------------   ------------
-------------------------
Total Investments                58,581         3,224            546
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York                4            --             --
                           ------------  ------------   ------------
-------------------------
NET ASSETS                 $     58,577  $      3,224   $        546
                           ============  ============   ============
-------------------------
Percent of net assets              2.70%         0.15%          0.03%
                           ============  ============   ============
-------------------------
Net assets are
   represented by:
  - Units in accumulation
   period                         4,598           380             68
  - Unit value             $     12.740  $      8.493   $      8.065
                           ------------  ------------   ------------
-------------------------
NET ASSETS                 $     58,577  $      3,224   $        546
                           ============  ============   ============
-------------------------

See accompanying notes.

LLANY Separate Account R for Flexible Premium Variable Life Insurance Statement of Assets and Liability (continued)
December 31, 2000

                                                                                               JANUS
                                            FIDELITY                          JANUS            ASPEN
                           FIDELITY         VIP III          JANUS            ASPEN            SERIES
                           VIP II           GROWTH           ASPEN            SERIES           GLOBAL
                           CONTRAFUND       OPPORTUNITIES    SERIES           WORLDWIDE        TECHNOLOGY       LN
                           SERVICE CLASS    SERVICE CLASS    BALANCED         GROWTH           SERVICE CLASS    BOND
                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at
   Market - Affiliated
   (Cost $449,668)         $            --  $            --  $            --  $            --  $            --  $    101,832
 - Investments at
   Market - Unaffiliated
   (Cost $1,943,140)                33,782           14,305          343,864          358,142              755            --
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
Total Investments                   33,782           14,305          343,864          358,142              755       101,832
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York                   2                1               23               24               --             7
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $        33,780  $        14,304  $       343,841  $       358,118  $           755  $    101,825
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
Percent of net assets                 1.55%            0.66%           15.83%           16.49%            0.03%         4.69%
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
Net assets are
   represented by:
  - Units in accumulation
   period                            3,028            1,600           30,225           29,844              112         9,234
  - Unit value             $        11.157  $         8.939  $        11.376  $        12.000  $         6.743  $     11.028
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $        33,780  $        14,304  $       343,841  $       358,118  $           755  $    101,825
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------


                                                       LN
                           LN            LN            GLOBAL
                           CAPITAL       EQUITY-       ASSET
                           APPRECIATION  INCOME        ALLOCATION
                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
-------------------------
Assets
 - Investments at
   Market - Affiliated
   (Cost $449,668)         $    103,381  $     17,423  $        529
 - Investments at
   Market - Unaffiliated
   (Cost $1,943,140)                 --            --            --
                           ------------  ------------  ------------
-------------------------
Total Investments               103,381        17,423           529
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York                7             1            --
                           ------------  ------------  ------------
-------------------------
NET ASSETS                 $    103,374  $     17,422  $        529
                           ============  ============  ============
-------------------------
Percent of net assets              4.76%         0.80%         0.02%
                           ============  ============  ============
-------------------------
Net assets are
   represented by:
  - Units in accumulation
   period                         9,703         1,410            51
  - Unit value             $     10.654  $     12.350  $     10.450
                           ------------  ------------  ------------
-------------------------
NET ASSETS                 $    103,374  $     17,422  $        529
                           ============  ============  ============
-------------------------

See accompanying notes.

LLANY Separate Account R for Flexible Premium Variable Life Insurance Statement of Assets and Liability (continued)
December 31, 2000

                           LN               LN               MFS              MFS                               NB AMT
                           MONEY            SOCIAL           EMERGING         TOTAL            MFS              MID-CAP
                           MARKET           AWARENESS        GROWTH           RETURN           UTILITIES        GROWTH
                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at
   Market - Affiliated
   (Cost $449,668)         $        82,921  $           543  $            --  $            --  $            --  $         --
 - Investments at
   Market - Unaffiliated
   (Cost $1,943,140)                    --               --          110,345            3,821           25,872        45,282
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
Total Investments                   82,921              543          110,345            3,821           25,872        45,282
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York                   5               --                7               --                2             3
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $        82,916  $           543  $       110,338  $         3,821  $        25,870  $     45,279
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
Percent of net assets                 3.82%            0.02%            5.08%            0.18%            1.19%         2.08%
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
Net assets are
   represented by:
  - Units in accumulation
   period                            7,813               51            8,687              318            2,022         3,270
  - Unit value             $        10.613  $        10.725  $        12.701  $        12.013  $        12.792  $     13.845
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $        82,916  $           543  $       110,338  $         3,821  $        25,870  $     45,279
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------

                                         FTVIPT         FTVIPT
                                         TEMPLETON      TEMPLETON
                                         INTERNATIONAL  GROWTH
                           NB AMT        SECURITIES     SECURITIES
                           PARTNERS      CLASS 2        CLASS 2
                           SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-------------------------
Assets
 - Investments at
   Market - Affiliated
   (Cost $449,668)         $         --  $         --   $         --
 - Investments at
   Market - Unaffiliated
   (Cost $1,943,140)             33,736        43,806         11,410
                           ------------  ------------   ------------
-------------------------
Total Investments                33,736        43,806         11,410
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York                2             3              1
                           ------------  ------------   ------------
-------------------------
NET ASSETS                 $     33,734  $     43,803   $     11,409
                           ============  ============   ============
-------------------------
Percent of net assets              1.55%         2.02%          0.53%
                           ============  ============   ============
-------------------------
Net assets are
   represented by:
  - Units in accumulation
   period                         2,998         3,896            895
  - Unit value             $     11.253  $     11.244   $     12.750
                           ------------  ------------   ------------
-------------------------
NET ASSETS                 $     33,734  $     43,803   $     11,409
                           ============  ============   ============
-------------------------

See accompanying notes.

LLANY Separate Account R for Flexible Premium Variable Life Insurance Statements of Operations
Period from October 1, 1999 (inception) to December 31, 1999 and the Year ended December 31, 2000

                                                                                                                  AFIS
                                                                  AIM V.I.                        AFIS            GROWTH-
                                                  AIM V.I.        INTERNATIONAL   AIM V.I.        GROWTH          INCOME
                                                  GROWTH          EQUITY          VALUE           CLASS 2         CLASS 2
                                COMBINED          SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
Period from October 1, 1999
   (inception) to December 31,
   1999
Net Investment Income (Loss):
 - Dividends from investment
   income                       $            445  $           2   $         7     $           3   $         --    $     --
 - Dividends from net realized
   gains on investments                      134             33            29                13             --          --
 - Mortality and expense
   guarantees                                (92)            (2)           (1)               (2)            --          --
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INVESTMENT INCOME (LOSS)                 487             33            35                14             --          --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                               181              4            10                 4             --          --
Net change in unrealized
   appreciation or
   depreciation on investments             5,271            240           267               225             --          --
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                             5,452            244           277               229             --          --
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $          5,939  $         277   $       312     $         243   $         --    $     --
                                ================  ==============  ==============  ==============  ==============  ============
------------------------------
Year Ended December 31, 2000
   Net Investment Income
   (Loss):
Dividends from investment
   income                       $         18,569  $          12   $        23     $         120   $         --    $     --
Dividends from net realized
   gains on investments                   23,454          4,264           578             4,182             --          --
Mortality and expense
   guarantees                             (8,085)          (517)          (57)             (502)           (72)         (6)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INVESTMENT INCOME (LOSS)              33,938          3,759           544             3,800            (72)         (6)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            (9,509)            17           (99)           (1,614)           (10)          2
Net change in unrealized
   appreciation or
   depreciation on investments          (225,361)       (39,927)       (3,358)          (16,847)        (3,733)        210
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          (234,870)       (39,910)       (3,457)          (18,461)        (3,743)        212
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       (200,932) $     (36,151)  $    (2,913)    $     (14,661)  $     (3,815)   $    206
                                ================  ==============  ==============  ==============  ==============  ============
------------------------------

                                AFIS
                                GLOBAL            BARON             DEUTSCHE VIT      DEUTSCHE VIT
                                SMALL CAP         CAPITAL           EAFE              EQUITY 500
                                CLASS 2           ASSET             EQUITY INDEX      INDEX
                                SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
------------------------------
Period from October 1, 1999
   (inception) to December 31,
   1999
Net Investment Income (Loss):
 - Dividends from investment
   income                       $          --     $           --    $       14        $             14
 - Dividends from net realized
   gains on investments                    --                 --            26                       7
 - Mortality and expense
   guarantees                              --                 (1)           (1)                     (2)
                                ----------------  ----------------  ----------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)               --                 (1)           39                      19
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                             --                  8             5                       3
Net change in unrealized
   appreciation or
   depreciation on investments             --                196            93                     141
                                ----------------  ----------------  ----------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                             --                204            98                     144
                                ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $          --     $          203    $      137        $            163
                                ================  ================  ================  ================
------------------------------
Year Ended December 31, 2000
   Net Investment Income
   (Loss):
Dividends from investment
   income                       $          --     $           --    $       --        $            137
Dividends from net realized
   gains on investments                    --                  2            14                      --
Mortality and expense
   guarantees                              (4)              (240)           (9)                   (989)
                                ----------------  ----------------  ----------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)               (4)              (238)            5                    (852)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            (23)              (118)          (10)                    379
Net change in unrealized
   appreciation or
   depreciation on investments           (149)            (5,031)          (88)                (19,311)
                                ----------------  ----------------  ----------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                           (172)            (5,149)          (98)                (18,932)
                                ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $        (176)    $       (5,387)   $      (93)       $        (19,784)
                                ================  ================  ================  ================
------------------------------

See accompanying notes.

LLANY Separate Account R for Flexible Premium Variable Life Insurance Statements of Operations (continued)
Period from October 1, 1999 (inception) to December 31, 1999 and the Year ended December 31, 2000

                                DEUTSCHE VIT                                      DGPF            DGPF
                                SMALL CAP         DGPF            DGPF            EMERGING        SMALL           DGPF
                                INDEX             HIGH YIELD      DEVON           MARKETS         CAP VALUE       REIT
                                SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
Period from October 1, 1999
   (inception) to December 31,
   1999
Net Investment Income (Loss):
 - Dividends from investment
   income                       $           9     $        17     $       --      $        --     $        --     $      --
 - Dividends from net realized
   gains on investments                    26              --             --               --              --            --
 - Mortality and expense
   guarantees                              (1)             (1)            (1)              (1)             (1)           (1)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INVESTMENT INCOME (LOSS)               34              16             (1)              (1)             (1)           (1)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                              7              --              3                7               2            --
Net change in unrealized
   appreciation or
   depreciation on investments            137              (1)            47              181              46            32
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                            144              (1)            50              188              48            32
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $         178     $        15     $       49      $       187     $        47     $      31
                                ================  ==============  ==============  ==============  ==============  ============
------------------------------
Year Ended December 31, 2000
   Net Investment Income
   (Loss):
Dividends from investment
   income                       $          --     $        26     $        8      $        14     $       292     $      23
Dividends from net realized
   gains on investments                   231              --             --               --             364            --
Mortality and expense
   guarantees                            (123)            (18)            (5)             (16)           (192)          (38)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INVESTMENT INCOME (LOSS)              108               8              3               (2)            464           (15)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            102             (30)            --               (6)           (856)           34
Net change in unrealized
   appreciation or
   depreciation on investments         (2,623)           (455)           (84)            (569)          4,446         1,237
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                         (2,521)           (485)           (84)            (575)          3,590         1,271
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $      (2,413)    $      (477)    $      (81)     $      (577)    $     4,054     $   1,256
                                ================  ==============  ==============  ==============  ==============  ============
------------------------------

                                                  FIDELITY          FIDELITY
                                                  VIP               VIP
                                DGPF              GROWTH            HIGH INCOME
                                TREND             SERVICE CLASS     SERVICE CLASS
                                SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
------------------------------
Period from October 1, 1999
   (inception) to December 31,
   1999
Net Investment Income (Loss):
 - Dividends from investment
   income                       $            --   $         --      $             --
 - Dividends from net realized
   gains on investments                      --             --                    --
 - Mortality and expense
   guarantees                                (1)            --                    --
                                ----------------  ----------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)                 (1)            --                    --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                               12             --                    --
Net change in unrealized
   appreciation or
   depreciation on investments              286             --                    --
                                ----------------  ----------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                              298             --                    --
                                ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $           297   $         --      $             --
                                ================  ================  ================
------------------------------
Year Ended December 31, 2000
   Net Investment Income
   (Loss):
Dividends from investment
   income                       $            --   $         --      $             --
Dividends from net realized
   gains on investments                     320             --                    --
Mortality and expense
   guarantees                              (167)            (7)                   (4)
                                ----------------  ----------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)                153             (7)                   (4)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                              402             (4)                  (15)
Net change in unrealized
   appreciation or
   depreciation on investments          (11,597)          (194)                 (127)
                                ----------------  ----------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          (11,195)          (198)                 (142)
                                ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       (11,042)  $       (205)     $           (146)
                                ================  ================  ================
------------------------------

See accompanying notes.

LLANY Separate Account R for Flexible Premium Variable Life Insurance Statements of Operations (continued)
Period from October 1, 1999 (inception) to December 31, 1999 and the Year ended December 31, 2000

                                                  FIDELITY VIP III                  JANUS ASPEN     JANUS ASPEN
                                FIDELITY VIP II   GROWTH            JANUS ASPEN     SERIES          SERIES GLOBAL
                                CONTRAFUND        OPPORTUNITIES     SERIES          WORLDWIDE       TECHNOLOGY      LN
                                SERVICE CLASS     SERVICE CLASS     BALANCED        GROWTH          SERVICE CLASS   BOND
                                SUBACCOUNT        SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
Period from October 1, 1999
   (inception) to December 31,
   1999
Net Investment Income (Loss):
 - Dividends from investment
   income                       $         --       $           --   $          9    $         --    $      --       $      48
 - Dividends from net realized
   gains on investments                   --                   --             --              --           --              --
 - Mortality and expense
   guarantees                             (1)                  (1)            (1)             (2)          --              (2)
                                ----------------   --------------   --------------  --------------  --------------  ------------
------------------------------
NET INVESTMENT INCOME (LOSS)              (1)                  (1)             8              (2)          --              46
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                             7                    4              6               5           --              (1)
Net change in unrealized
   appreciation or
   depreciation on investments           156                   68            122             418           --             (47)
                                ----------------   --------------   --------------  --------------  --------------  ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                           163                   72            128             423           --             (48)
                                ----------------   --------------   --------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $        162       $           71   $        136    $        421    $      --       $      (2)
                                ================   ==============   ==============  ==============  ==============  ============
------------------------------
Year Ended December 31, 2000
   Net Investment Income
   (Loss):
Dividends from investment
   income                       $          5       $            9   $      3,584    $      1,537    $       5       $   4,703
Dividends from net realized
   gains on investments                  191                   49            785           3,381           --              --
Mortality and expense
   guarantees                           (180)                 (63)          (764)         (1,027)          (5)           (414)
                                ----------------   --------------   --------------  --------------  --------------  ------------
------------------------------
NET INVESTMENT INCOME (LOSS)              16                   (5)         3,605           3,891           --           4,289
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           (50)                 (18)          (362)           (141)         (22)          1,063
Net change in unrealized
   appreciation or
   depreciation on investments        (1,701)              (1,400)       (12,274)        (63,146)        (282)            871
                                ----------------   --------------   --------------  --------------  --------------  ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (1,751)              (1,418)       (12,636)        (63,287)        (304)          1,934
                                ----------------   --------------   --------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     (1,735)      $       (1,423)  $     (9,031)   $    (59,396)   $    (304)      $   6,223
                                ================   ==============   ==============  ==============  ==============  ============
------------------------------


                                LN                LN                LN
                                CAPITAL           EQUITY-           GLOBAL ASSET
                                APPRECIATION      INCOME            ALLOCATION
                                SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
------------------------------
Period from October 1, 1999
   (inception) to December 31,
   1999
Net Investment Income (Loss):
 - Dividends from investment
   income                       $           --    $           5     $              6
 - Dividends from net realized
   gains on investments                     --               --                   --
 - Mortality and expense
   guarantees                               (2)              (2)                  (1)
                                ----------------  ----------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)                (2)               3                    5
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                               5                3                    4
Net change in unrealized
   appreciation or
   depreciation on investments             273              144                   81
                                ----------------  ----------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                             278              147                   85
                                ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $          276    $         150     $             90
                                ================  ================  ================
------------------------------
Year Ended December 31, 2000
   Net Investment Income
   (Loss):
Dividends from investment
   income                       $           --    $         117     $             --
Dividends from net realized
   gains on investments                  1,735            1,074                   49
Mortality and expense
   guarantees                             (530)             (64)                  (5)
                                ----------------  ----------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)             1,205            1,127                   44
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            (768)             (34)                   7
Net change in unrealized
   appreciation or
   depreciation on investments         (22,851)             233                  (96)
                                ----------------  ----------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                         (23,619)             199                  (89)
                                ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $      (22,414)   $       1,326     $            (45)
                                ================  ================  ================
------------------------------

See accompanying notes.

LLANY Separate Account R for Flexible Premium Variable Life Insurance Statements of Operations (continued)
Period from October 1, 1999 (inception) to December 31, 1999 and the Year ended December 31, 2000

                                LN                LN              MFS             MFS                             NB AMT
                                MONEY             SOCIAL          EMERGING        TOTAL           MFS             MID-CAP
                                MARKET            AWARENESS       GROWTH          RETURN          UTILITIES       GROWTH
                                SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
Period from October 1, 1999
   (inception) to December 31,
   1999
Net Investment Income (Loss):
 - Dividends from investment
   income                       $         306     $         5     $          --   $       --      $        --     $       --
 - Dividends from net realized
   gains on investments                    --              --                --           --               --             --
 - Mortality and expense
   guarantees                             (47)             (1)               (2)          (1)              (2)            (2)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INVESTMENT INCOME (LOSS)              259               4                (2)          (1)              (2)            (2)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                             --               6                17            2                3             17
Net change in unrealized
   appreciation or
   depreciation on investments             --             132               447           34              243            383
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                             --             138               464           36              246            400
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $         259     $       142     $         462   $       35      $       244     $      398
                                ================  ==============  ==============  ==============  ==============  ============
------------------------------
Year Ended December 31, 2000
   Net Investment Income
   (Loss):
Dividends from investment
   income                       $       7,404     $         4     $          --   $       17      $        42     $       --
Dividends from net realized
   gains on investments                    --              60             1,944           17              314             --
Dividends from net realized
   gains on investments                  (998)             (6)             (537)         (16)             (81)           (65)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INVESTMENT INCOME (LOSS)            6,406              58             1,407           18              275            (65)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                             --              25            (4,388)          25              211            114
Net change in unrealized
   appreciation or
   depreciation on investments             --            (144)          (21,825)         299             (471)        (3,358)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                             --            (119)          (26,213)         324             (260)        (3,244)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       6,406     $       (61)    $     (24,806)  $      342      $        15     $   (3,309)
                                ================  ==============  ==============  ==============  ==============  ============
------------------------------

                                                  FTVIPT            FTVIPT
                                                  TEMPLETON         TEMPLETON
                                                  INTERNATIONAL     GROWTH
                                NB AMT            SECURITIES        SECURITIES
                                PARTNERS          CLASS 2           CLASS 2
                                SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
------------------------------
Period from October 1, 1999
   (inception) to December 31,
   1999
Net Investment Income (Loss):
 - Dividends from investment
   income                       $         --      $          --     $             --
 - Dividends from net realized
   gains on investments                   --                 --                   --
 - Mortality and expense
   guarantees                             (1)                (2)                  (6)
                                ----------------  ----------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)              (1)                (2)                  (6)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                             6                  2                   30
Net change in unrealized
   appreciation or
   depreciation on investments            97                175                  655
                                ----------------  ----------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                           103                177                  685
                                ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $        102      $         175     $            679
                                ================  ================  ================
------------------------------
Year Ended December 31, 2000
   Net Investment Income
   (Loss):
Dividends from investment
   income                       $          6      $         447     $             34
Dividends from net realized
   gains on investments                  129              2,969                  802
Dividends from net realized
   gains on investments                  (83)              (224)                 (57)
                                ----------------  ----------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)              52              3,192                  779
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           (10)            (3,322)                  10
Net change in unrealized
   appreciation or
   depreciation on investments           263               (845)                (434)
                                ----------------  ----------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                           253             (4,167)                (424)
                                ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $        305      $        (975)    $            355
                                ================  ================  ================
------------------------------

See accompanying notes.

LLANY Separate Account R for Flexible Premium Variable Life Insurance Statements of Changes in Net Assets
Period from October 1, 1999 (inception) to December 31, 1999 and the Year ended December 31, 2000

                                                                                                       AFIS          AFIS
                                                            AIM V.I.                     AFIS          GROWTH-       GLOBAL
                                              AIM V.I.      INTERNATIONAL  AIM V.I.      GROWTH        INCOME        SMALL CAP
                                              GROWTH        EQUITY         VALUE         CLASS 2       CLASS 2       CLASS 2
                                COMBINED      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
Changes From Operations:
  - Net investment income
   (loss)                       $        487  $        33   $         35   $        14   $       --    $       --    $      --
  - Net realized gain (loss)
   on investments                        181            4             10             4           --            --           --
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                         5,271          240            267           225           --            --           --
                                ------------  ------------  ------------   ------------  ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS           5,939          277            312           243           --            --           --
------------------------------
Change From Unit Transactions:
  - Participant purchases            323,723        2,807            900         2,793           --            --           --
  - Participant withdrawals          (28,534)        (235)          (159)         (233)          --            --           --
                                ------------  ------------  ------------   ------------  ------------  ------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING
   FROM UNIT TRANSACTIONS            295,189        2,572            741         2,560           --            --           --
                                ------------  ------------  ------------   ------------  ------------  ------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS         301,128        2,849          1,053         2,803           --            --           --
                                ------------  ------------  ------------   ------------  ------------  ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                              301,128        2,849          1,053         2,803           --            --           --
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                             33,938        3,759            544         3,800          (72)           (6)          (4)
  - Net realized gain (loss)
   on investments                     (9,509)          17            (99)       (1,614)         (10)            2          (23)
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                      (225,361)     (39,927)        (3,358)      (16,847)      (3,733)          210         (149)
                                ------------  ------------  ------------   ------------  ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS        (200,932)     (36,151)        (2,913)      (14,661)      (3,815)          206         (176)
------------------------------
Change From Unit Transactions:
  - Participant purchases          3,796,612      196,507         12,482       124,831       72,309        29,002          960
  - Participant withdrawals       (1,724,234)     (15,398)        (1,889)      (12,977)      (4,044)       (2,388)        (260)
                                ------------  ------------  ------------   ------------  ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                    2,072,378      181,109         10,593       111,854       68,265        26,614          700
                                ------------  ------------  ------------   ------------  ------------  ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                      1,871,446      144,958          7,680        97,193       64,450        26,820          524
                                ------------  ------------  ------------   ------------  ------------  ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  2,172,574  $   147,807   $      8,733   $    99,996   $   64,450    $   26,820    $     524
                                ============  ============  ============   ============  ============  ============  ============
------------------------------

                                              DEUTSCHE
                                              VIT           DEUTSCHE
                                BARON         EAFE          VIT
                                CAPITAL       EQUITY        EQUITY 500
                                ASSET         INDEX         INDEX
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                       $       (1)   $       39    $         19
  - Net realized gain (loss)
   on investments                        8             5               3
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                         196            93             141
                                ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS           203           137             163
------------------------------
Change From Unit Transactions:
  - Participant purchases              900           900           2,230
  - Participant withdrawals           (156)         (153)           (208)
                                ------------  ------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING
   FROM UNIT TRANSACTIONS              744           747           2,022
                                ------------  ------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS           947           884           2,185
                                ------------  ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                947           884           2,185
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                             (238)            5            (852)
  - Net realized gain (loss)
   on investments                     (118)          (10)            379
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                      (5,031)          (88)        (19,311)
                                ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS        (5,387)          (93)        (19,784)
------------------------------
Change From Unit Transactions:
  - Participant purchases           91,238        12,760         273,623
  - Participant withdrawals         (4,592)       (1,582)        (20,798)
                                ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                     86,646        11,178         252,825
                                ------------  ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                       81,259        11,085         233,041
                                ------------  ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $   82,206    $   11,969    $    235,226
                                ============  ============  ============
------------------------------

See accompanying notes.

LLANY Separate Account R for Flexible Premium Variable Life Insurance Statements of Changes in Net Assets (continued)
Period from October 1, 1999 (inception) to December 31, 1999 and the Year ended December 31, 2000

                                DEUTSCHE
                                VIT                                       DGPF          DGPF
                                SMALL CAP     DGPF          DGPF          EMERGING      SMALL CAP     DGPF          DGPF
                                INDEX         HIGH YIELD    DEVON         MARKETS       VALUE         REIT          TREND
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
Changes From Operations:
  - Net investment income
   (loss)                       $       34    $      16     $      (1)    $      (1)    $       (1)   $       (1)   $        (1)
  - Net realized gain (loss)
   on investments                        7           --             3             7              2            --             12
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                         137           (1)           47           181             46            32            286
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS           178           15            49           187             47            31            297
------------------------------
Change From Unit Transactions:
  - Participant purchases              901          900           900           899            900           900            899
  - Participant withdrawals           (155)        (149)         (151)         (154)          (150)         (148)          (159)
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING
   FROM UNIT TRANSACTIONS              746          751           749           745            750           752            740
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS           924          766           798           932            797           783          1,037
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                924          766           798           932            797           783          1,037
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                              108            8             3            (2)           464           (15)           153
  - Net realized gain (loss)
   on investments                      102          (30)           --            (6)          (856)           34            402
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                      (2,623)        (455)          (84)         (569)         4,446         1,237        (11,597)
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS        (2,413)        (477)          (81)         (577)         4,054         1,256        (11,042)
------------------------------
Change From Unit Transactions:
  - Participant purchases           49,577        4,993            --         3,076         30,230        14,469         77,488
  - Participant withdrawals         (3,873)        (638)         (247)         (574)        (1,430)       (1,510)        (8,906)
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                     45,704        4,355          (247)        2,502         28,800        12,959         68,582
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                       43,291        3,878          (328)        1,925         32,854        14,215         57,540
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $   44,215    $   4,644     $     470     $   2,857     $   33,651    $   14,998    $    58,577
                                ============  ============  ============  ============  ============  ============  ============
------------------------------

                                FIDELITY       FIDELITY
                                VIP            VIP
                                GROWTH         HIGH INCOME
                                SERVICE CLASS  SERVICE CLASS
                                SUBACCOUNT     SUBACCOUNT
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                       $         --   $         --
  - Net realized gain (loss)
   on investments                         --             --
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                            --             --
                                ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS              --             --
------------------------------
Change From Unit Transactions:
  - Participant purchases                 --             --
  - Participant withdrawals               --             --
                                ------------   ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING
   FROM UNIT TRANSACTIONS                 --             --
                                ------------   ------------
------------------------------
TOTAL INCREASE IN NET ASSETS              --             --
                                ------------   ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                   --             --
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                                 (7)            (4)
  - Net realized gain (loss)
   on investments                         (4)           (15)
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                          (194)          (127)
                                ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS            (205)          (146)
------------------------------
Change From Unit Transactions:
  - Participant purchases              3,712            960
  - Participant withdrawals             (283)          (268)
                                ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                        3,429            692
                                ------------   ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          3,224            546
                                ------------   ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $      3,224   $        546
                                ============   ============
------------------------------

See accompanying notes.

LLANY Separate Account R for Flexible Premium Variable Life Insurance Statements of Changes in Net Assets (continued)
Period from October 1, 1999 (inception) to December 31, 1999 and the Year ended December 31, 2000

                                               FIDELITY                     JANUS         JANUS
                                FIDELITY       VIP III        JANUS         ASPEN         ASPEN SERIES
                                VIP II         GROWTH         ASPEN         SERIES        GLOBAL                       LN
                                CONTRAFUND     OPPORTUNITIES  SERIES        WORLDWIDE     TECHNOLOGY     LN            CAPITAL
                                SERVICE CLASS  SERVICE CLASS  BALANCED      GROWTH        SERVICE CLASS  BOND          APPRECIATION
                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Changes From Operations:
  - Net investment income
   (loss)                       $         (1)  $         (1)  $         8   $        (2)  $         --   $        46   $        (2)
  - Net realized gain (loss)
   on investments                          7              4             6             5             --            (1)            5
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                           156             68           122           418             --           (47)          273
                                ------------   ------------   ------------  ------------  ------------   ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS             162             71           136           421             --            (2)          276
------------------------------
Change From Unit Transactions:
  - Participant purchases                900            900           901         2,224             --         4,663         2,806
  - Participant withdrawals             (155)          (152)         (154)         (215)            --          (305)         (235)
                                ------------   ------------   ------------  ------------  ------------   ------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING
   FROM UNIT TRANSACTIONS                745            748           747         2,009             --         4,358         2,571
                                ------------   ------------   ------------  ------------  ------------   ------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS             907            819           883         2,430             --         4,356         2,847
                                ------------   ------------   ------------  ------------  ------------   ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                  907            819           883         2,430             --         4,356         2,847
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                                 16             (5)        3,605         3,891             --         4,289         1,205
  - Net realized gain (loss)
   on investments                        (50)           (18)         (362)         (141)           (22)        1,063          (768)
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                        (1,701)        (1,400)      (12,274)      (63,146)          (282)          871       (22,851)
                                ------------   ------------   ------------  ------------  ------------   ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          (1,735)        (1,423)       (9,031)      (59,396)          (304)        6,223       (22,414)
------------------------------
Change From Unit Transactions:
  - Participant purchases             40,196         17,272       363,067       434,308          1,435       100,686       129,239
  - Participant withdrawals           (5,588)        (2,364)      (11,078)      (19,224)          (376)       (9,440)       (6,298)
                                ------------   ------------   ------------  ------------  ------------   ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                       34,608         14,908       351,989       415,084          1,059        91,246       122,941
                                ------------   ------------   ------------  ------------  ------------   ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         32,873         13,485       342,958       355,688            755        97,469       100,527
                                ------------   ------------   ------------  ------------  ------------   ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $     33,780   $     14,304   $   343,841   $   358,118   $        755   $   101,825   $   103,374
                                ============   ============   ============  ============  ============   ============  ============
------------------------------


                                              LN
                                LN            GLOBAL
                                EQUITY-       ASSET
                                INCOME        ALLOCATION
                                SUBACCOUNT    SUBACCOUNT
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                       $        3    $          5
  - Net realized gain (loss)
   on investments                        3               4
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                         144              81
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS           150              90
------------------------------
Change From Unit Transactions:
  - Participant purchases            2,800             900
  - Participant withdrawals           (230)           (152)
                                ------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING
   FROM UNIT TRANSACTIONS            2,570             748
                                ------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS         2,720             838
                                ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                              2,720             838
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                            1,127              44
  - Net realized gain (loss)
   on investments                      (34)              7
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                         233             (96)
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         1,326             (45)
------------------------------
Change From Unit Transactions:
  - Participant purchases           15,874              --
  - Participant withdrawals         (2,498)           (264)
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                     13,376            (264)
                                ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                       14,702            (309)
                                ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $   17,422    $        529
                                ============  ============
------------------------------

See accompanying notes.

LLANY Separate Account R for Flexible Premium Variable Life Insurance Statements of Changes in Net Assets (continued)
Period from October 1, 1999 (inception) to December 31, 1999 and the Year ended December 31, 2000

                                LN            LN            MFS           MFS                         NB AMT
                                MONEY         SOCIAL        EMERGING      TOTAL         MFS           MID-CAP       NB AMT
                                MARKET        AWARENESS     GROWTH        RETURN        UTILITIES     GROWTH        PARTNERS
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
Changes From Operations:
  - Net investment income
   (loss)                       $        259  $       4     $        (2)  $      (1)    $       (2)   $       (2)   $       (1)
  - Net realized gain (loss)
   on investments                         --          6              17           2              3            17             6
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                            --        132             447          34            243           383            97
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS             259        142             462          35            244           398           102
------------------------------
Change From Unit Transactions:
  - Participant purchases            277,563        899             901         901          2,805           901           899
  - Participant withdrawals          (22,834)      (154)           (165)       (150)          (232)         (165)         (153)
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING
   FROM UNIT TRANSACTIONS            254,729        745             736         751          2,573           736           746
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS         254,988        887           1,198         786          2,817         1,134           848
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                              254,988        887           1,198         786          2,817         1,134           848
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                              6,406         58           1,407          18            275           (65)           52
  - Net realized gain (loss)
   on investments                         --         25          (4,388)         25            211           114           (10)
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                            --       (144)        (21,825)        299           (471)       (3,358)          263
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS           6,406        (61)        (24,806)        342             15        (3,309)          305
------------------------------
Change From Unit Transactions:
  - Participant purchases          1,377,500         --         142,615       3,474         27,430        52,173        36,694
  - Participant withdrawals       (1,555,978)      (283)         (8,669)       (781)        (4,392)       (4,719)       (4,113)
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                     (178,478)      (283)        133,946       2,693         23,038        47,454        32,581
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                       (172,072)      (344)        109,140       3,035         23,053        44,145        32,886
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $     82,916  $     543     $   110,338   $   3,821     $   25,870    $   45,279    $   33,734
                                ============  ============  ============  ============  ============  ============  ============
------------------------------

                                FTVIPT         FTVIPT
                                TEMPLETON      TEMPLETON
                                INTERNATIONAL  GROWTH
                                SECURITIES     SECURITIES
                                CLASS 2        CLASS 2
                                SUBACCOUNT     SUBACCOUNT
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                       $         (2)  $         (6)
  - Net realized gain (loss)
   on investments                          2             30
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                           175            655
                                ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS             175            679
------------------------------
Change From Unit Transactions:
  - Participant purchases              2,030          3,901
  - Participant withdrawals             (203)          (670)
                                ------------   ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING
   FROM UNIT TRANSACTIONS              1,827          3,231
                                ------------   ------------
------------------------------
TOTAL INCREASE IN NET ASSETS           2,002          3,910
                                ------------   ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                2,002          3,910
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                              3,192            779
  - Net realized gain (loss)
   on investments                     (3,322)            10
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                          (845)          (434)
                                ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS            (975)           355
------------------------------
Change From Unit Transactions:
  - Participant purchases             45,921         10,511
  - Participant withdrawals           (3,145)        (3,367)
                                ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                       42,776          7,144
                                ------------   ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         41,801          7,499
                                ------------   ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $     43,803   $     11,409
                                ============   ============
------------------------------

See accompanying notes.

LLANY Separate Account R for Flexible Premium Variable Life Insurance Notes to financial statements

1. Accounting policies and variable account information
   THE VARIABLE ACCOUNT: LLANY Separate Account R for Flexible Premium Variable Life Insurance (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (LNY) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on October 1, 1999, are part of the operations of LNY.

   The assets of the Variable Account are owned by LNY. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of LNY.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

   INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of one of thirty six mutual funds (the Funds) of thirteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

   AIM Variable Insurance Funds, Inc.:
     AIM V.I. Growth Fund
     AIM V.I. International Equity Fund
     AIM V.I. Value Fund

   American Funds Insurance Series (AFIS):
     AFIS Growth Class 2 Fund
     AFIS Growth - Income Class 2 Fund
     AFIS Global Small Cap Class 2 Fund

   Baron Capital Funds Trust:
     Baron Capital Asset Fund

   Deutsche Asset Management VIT Funds Trust (Deutsche VIT):
     Deutsche VIT EAFE Equity Index Fund
     Deutsche VIT Equity 500 Index Fund
     Deutsche VIT Small Cap Index Fund

   Delaware Group Premium Fund (DGPF):
     DGPF High Yield Series
     DGPF Devon Series
     DGPF Emerging Markets Series
     DGPF Small Cap Value Series
     DGPF REIT Series
     DGPF Trend Series

   Fidelity Variable Insurance Products Fund:
     Fidelity VIP Growth Service Class Portfolio
     Fidelity VIP High Income Service Class Portfolio

   Fidelity Variable Insurance Products Fund II:
     Fidelity VIP II Contrafund Service Class Portfolio

   Fidelity Variable Insurance Products Fund III:
     Fidelity VIP III Growth Opportunities Service Class Portfolio

   Janus Aspen Series:
     Janus Aspen Series Balanced Portfolio
     Janus Aspen Series Worldwide Growth Portfolio
     Janus Aspen Series Global Technology Service Class Portfolio

LLANY Separate Account R for Flexible Premium Variable Life Insurance Notes to financial statements (continued)

   Lincoln National (LN):
     LN Bond Fund, Inc.
     LN Capital Appreciation Fund, Inc.
     LN Equity-Income Fund, Inc.
     LN Global Asset Allocation Fund, Inc.
     LN Money Market Fund, Inc.
     LN Social Awareness Fund, Inc.

   MFS Variable Insurance Trust:
     MFS Emerging Growth Series
     MFS Total Return Series
     MFS Utilities Series

   Neuberger Berman Advisers Management Trust (AMT):
     NB AMT Mid-Cap Growth Portfolio
     NB AMT Partners Portfolio

   Franklin Templeton Variable Insurance Products Trust:
     FTVIPT Templeton International Securities Class 2 Fund
     FTVIPT Templeton Growth Securities Class 2 Fund

   Investments in the Funds are stated at the closing net asset value per share on December 31, 2000, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

   Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

   DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

   FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of LNY, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

LLANY Separate Account R for Flexible Premium Variable Life Insurance Notes to financial statements (continued)

2. Mortality and expense guarantees & other transactions with affiliate
   Amounts are paid to LNY for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The current rate of deduction, stated as an annual percentage, is .80%. The mortality and expense risk charges for each of the variable subaccounts are reported in the statement of operations.

   Prior to the allocation of premiums to the Variable Account, LNY deducts a premium load of 8% of each premium payment to cover state taxes and federal income tax liabilities and a portion of the sales expenses incurred by LNY. The premium loads for the year ended December 31, 2000 and for the period ended December 31, 1999 amounted to $149,011 and $24,680, respectively.

   LNY charges a monthly administrative fee of $12.50 in the first policy year and $5 in subsequent policy years. In addition, there is a monthly charge of $0.09 per $1,000 of specified amount for the first twenty years of the policy and for the first twenty years following an increase in specified amount. If the no lapse provision is in effect there will also be a monthly charge of $0.01 per $1,000 of specified amount. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports. Administrative fees for the year ended December 31, 2000 and for the period ended December 31, 1999 amounted to $94,917 and $3,732, respectively.

   LNY assumes responsibility for providing the insurance benefit included in the policy. LNY charges a monthly deduction of the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately for the value of each variable subaccount and/or fixed account funding options. The fixed account is part of the general account of LNY and is not included in these financial statements. The cost of insurance charges for the year ended December 31, 2000 and for the period ended December 31, 1999 amounted to $9,946 and $108, respectively.

   Under certain circumstances, LNY reserves the right to charge a transfer fee of $25 for each transfer after the twelfth transfer per year between variable subaccounts. For the year ended December 31, 2000 and for the period ended December 31, 1999, no transfer fees were deducted from the variable subaccounts.

   LNY, upon full surrender of a policy, may assess a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the face amount of the policy and the issue age of the policy. In no event will the surrender charge exceed the maximum allowed by state or federal law. No surrender charge is imposed on a partial surrender, but an administrative fee of $25 is imposed, allocated pro-rata among the variable subaccounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken. For the year ended December 31, 2000 and for the period ended December 31, 1999, no full surrender charges or partial surrender administrative charges were deducted from the variable subaccounts.

LLANY Separate Account R for Flexible Premium Variable Life Insurance Notes to financial statements (continued)

3. Net Assets

   The following is a summary of net assets owned at December 31, 2000.

                                                                                                  AFIS          AFIS
                                                       AIM V.I.                     AFIS          GROWTH-       GLOBAL
                                         AIM V.I.      INTERNATIONAL  AIM V.I.      GROWTH        INCOME        SMALL CAP
                                         GROWTH        EQUITY         VALUE         CLASS 2       CLASS 2       CLASS 2
                           COMBINED      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units      $  2,367,567  $   183,681   $     11,334   $   114,414   $   68,265    $   26,614    $   700
Accumulated net
   investment income
   (loss)                        34,425        3,792            579         3,814          (72)           (6)        (4)
Accumulated net realized
   gain (loss) on
   investments                   (9,328)          21            (89)       (1,610)         (10)            2        (23)
Net unrealized
   appreciation
   (depreciation) on
   investments                 (220,090)     (39,687)        (3,091)      (16,622)      (3,733)          210       (149)
                           ------------  ------------  ------------   ------------  ------------  ------------  ----------
-------------------------
                           $  2,172,574  $   147,807   $      8,733   $    99,996   $   64,450    $   26,820    $   524
                           ============  ============  ============   ============  ============  ============  ==========


                                          DEUTSCHE       DEUTSCHE
                           BARON          VIT            VIT
                           CAPITAL        EAFE           EQUITY 500
                           ASSET          EQUITY INDEX   INDEX
                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-------------------------
Unit Transactions:
   Accumulation units      $    87,390    $   11,925     $     254,847
Accumulated net
   investment income
   (loss)                         (239)           44              (833)
Accumulated net realized
   gain (loss) on
   investments                    (110)           (5)              382
Net unrealized
   appreciation
   (depreciation) on
   investments                  (4,835)            5           (19,170)
                           -------------  -------------  -------------
-------------------------
                           $    82,206    $   11,969     $     235,226
                           =============  =============  =============

                           DEUTSCHE
                           VIT                                    DGPF           DGPF
                           SMALL CAP   DGPF           DGPF        EMERGING       SMALL CAP      DGPF        DGPF
                           INDEX       HIGH YIELD     DEVON       MARKETS        VALUE          REIT        TREND
                           SUBACCOUNT  SUBACCOUNT     SUBACCOUNT  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units      $ 46,450    $    5,106     $  502      $    3,247     $    29,550    $ 13,711    $    69,322
Accumulated net
   investment income
   (loss)                       142            24          2              (3)            463         (16)           152
Accumulated net realized
   gain (loss) on
   investments                  109           (30)         3               1            (854)         34            414
Net unrealized
   appreciation
   (depreciation) on
   investments               (2,486)         (456)       (37)           (388)          4,492       1,269        (11,311)
                           ----------  -------------  ----------  -------------  -------------  ----------  ------------
-------------------------
                           $ 44,215    $    4,644     $  470      $    2,857     $    33,651    $ 14,998    $    58,577
                           ==========  =============  ==========  =============  =============  ==========  ============

                                          FIDELITY
                           FIDELITY       VIP
                           VIP            HIGH
                           GROWTH         INCOME
                           SERVICE CLASS  SERVICE CLASS
                           SUBACCOUNT     SUBACCOUNT
-------------------------
Unit Transactions:
   Accumulation units       $    3,429     $      692
Accumulated net
   investment income
   (loss)                           (7)            (4)
Accumulated net realized
   gain (loss) on
   investments                      (4)           (15)
Net unrealized
   appreciation
   (depreciation) on
   investments                    (194)          (127)
                            ----------     ----------
-------------------------
                            $    3,224     $      546
                            ==========     ==========

LLANY Separate Account R for Flexible Premium Variable Life Insurance Notes to financial statements (continued)

                                                                                          JANUS
                                               FIDELITY                     JANUS         ASPEN
                                FIDELITY       VIP III        JANUS         ASPEN         SERIES
                                VIP II         GROWTH         ASPEN         SERIES        GLOBAL                       LN
                                CONTRAFUND     OPPORTUNITIES  SERIES        WORLDWIDE     TECHNOLOGY     LN            CAPITAL
                                SERVICE CLASS  SERVICE CLASS  BALANCED      GROWTH        SERVICE CLASS  BOND          APPRECIATION
                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units           $     35,353   $     15,656   $   352,736   $   417,093   $      1,059   $    95,604   $   125,512
Accumulated net investment
   income (loss)                          15             (6)        3,613         3,889             --         4,335         1,203
Accumulated net realized gain
   (loss) on investments                 (43)           (14)         (356)         (136)           (22)        1,062          (763)
Net unrealized appreciation
   (depreciation) on
   investments                        (1,545)        (1,332)      (12,152)      (62,728)          (282)          824       (22,578)
                                ------------   ------------   ------------  ------------  ------------   ------------  ------------
------------------------------
                                $     33,780   $     14,304   $   343,841   $   358,118   $        755   $   101,825   $   103,374
                                ============   ============   ============  ============  ============   ============  ============


                                              LN
                                LN            GLOBAL
                                EQUITY-       ASSET
                                INCOME        ALLOCATION
                                SUBACCOUNT    SUBACCOUNT
------------------------------
Unit Transactions:
   Accumulation units           $   15,946    $        484
Accumulated net investment
   income (loss)                     1,130              49
Accumulated net realized gain
   (loss) on investments               (31)             11
Net unrealized appreciation
   (depreciation) on
   investments                         377             (15)
                                ------------  ------------
------------------------------
                                $   17,422    $        529
                                ============  ============

                                LN              LN            MFS           MFS                         NB AMT
                                MONEY           SOCIAL        EMERGING      TOTAL         MFS           MID-CAP     NB AMT
                                MARKET          AWARENESS     GROWTH        RETURN        UTILITIES     GROWTH      PARTNERS
                                SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units           $     76,251    $    462      $   134,682   $   3,444     $   25,611    $ 48,190    $   33,327
Accumulated net investment
   income (loss)                       6,665          62            1,405          17            273         (67)           51
Accumulated net realized gain
   (loss) on investments                  --          31           (4,371)         27            214         131            (4)
Net unrealized appreciation
   (depreciation) on
   investments                            --         (12)         (21,378)        333           (228)     (2,975)          360
                                --------------  ------------  ------------  ------------  ------------  ----------  ------------
------------------------------
                                $     82,916    $    543      $   110,338   $   3,821     $   25,870    $ 45,279    $   33,734
                                ==============  ============  ============  ============  ============  ==========  ============

                                FTVIPT         FTVIPT
                                TEMPLETON      TEMPLETON
                                INTERNATIONAL  GROWTH
                                SECURITIES     SECURITIES
                                CLASS 2        CLASS 2
                                SUBACCOUNT     SUBACCOUNT
------------------------------
Unit Transactions:
   Accumulation units           $     44,603   $     10,375
Accumulated net investment
   income (loss)                       3,190            773
Accumulated net realized gain
   (loss) on investments              (3,320)            40
Net unrealized appreciation
   (depreciation) on
   investments                          (670)           221
                                ------------   ------------
------------------------------
                                $     43,803   $     11,409
                                ============   ============

LLANY Separate Account R for Flexible Premium Variable Life Insurance Notes to financial statements (continued)
4.   Purchases and sales of investments

   The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2000.

                                          AGGREGATE       AGGREGATE
                                          COST OF         PROCEEDS
                                          PURCHASES       FROM SALES
------------------------------------------------------------------------
AIM V.I. Growth Fund                      $      197,368  $       12,490
----------------------------------------
AIM V.I. International Equity Fund                13,106           1,968
----------------------------------------
AIM V.I. Value Fund                              239,042         123,381
----------------------------------------
AFIS Growth Class 2 Fund                          68,542             345
----------------------------------------
AFIS Growth-Income Class 2 Fund                   26,822             212
----------------------------------------
AFIS Global Small Cap Class 2 Fund                   883             187
----------------------------------------
Baron Capital Asset Fund                          89,290           2,877
----------------------------------------
Deutsche VIT EAFE Equity Index Fund               11,626             442
----------------------------------------
Deutsche VIT Equity 500 Index Fund               488,401         236,412
----------------------------------------
Deutsche VIT Small Cap Index Fund                 52,724           6,909
----------------------------------------
DGPF Delchester Series                             4,825             460
----------------------------------------
DGPF Devon Series                                      8             252
----------------------------------------
DGPF Emerging Markets Series                       3,067             567
----------------------------------------
DGPF Small Cap Value Series                      147,964         118,698
----------------------------------------
DGPF REIT Series                                  13,470             525
----------------------------------------
DGPF Trend Series                                 76,850           8,111
----------------------------------------
Fidelity VIP Growth Service
   Class Portfolio                                 3,611             189
----------------------------------------
Fidelity VIP High Income Service
   Class Portfolio                                   883             195
----------------------------------------
Fidelity VIP II Contrafund Service
   Class Portfolio                                38,935           4,309
----------------------------------------
Fidelity VIP III Growth Opportunities
   Service Class Portfolio                        16,641           1,737
----------------------------------------
Janus Aspen Series Balanced Portfolio            370,155          14,538
----------------------------------------
Janus Aspen Series Worldwide Growth
   Portfolio                                     438,772          19,773
----------------------------------------
Janus Aspen Series Global Technology
   Service Class Portfolio                         1,299             240
----------------------------------------
LN Bond Fund                                     216,132         120,590
----------------------------------------
LN Capital Appreciation Fund                     254,680         130,527
----------------------------------------
LN Equity-Income Fund                             15,952           1,448
----------------------------------------
LN Global Asset Allocation Fund                       49             269
----------------------------------------
LN Money Market Fund                           1,661,948       1,834,021
----------------------------------------
LN Social Awareness Fund                              64             289
----------------------------------------
MFS Emerging Growth Series                       250,256         114,896
----------------------------------------
MFS Total Return Series                            3,334             623
----------------------------------------
MFS Utilities Series                              30,504           7,189
----------------------------------------
NB AMT Mid-Cap Growth Portfolio                   49,006           1,614
----------------------------------------
NB AMT Partners Portfolio                         33,575             940
----------------------------------------
Templeton International Securities
   Class 2 Fund                                  155,808         109,837
----------------------------------------
Templeton Growth Securities Class 2 Fund           9,647           1,723
                                          --------------  --------------
----------------------------------------
                                          $    4,985,239  $    2,878,783
                                          ==============  ==============

LLANY Separate Account R for Flexible Premium Variable Life Insurance Notes to financial statements (continued)
5. Investments

   The following is a summary of investments owned at December 31, 2000.

                                             NET
                                SHARES       ASSET   VALUE OF         COST OF
                                OUTSTANDING  VALUE   SHARES           SHARES
------------------------------------------------------------------------------------
AIM V.I. Growth Fund                5,956    $24.82  $       147,817  $      187,504
------------------------------
AIM V.I. International Equity
   Fund                               434     20.12            8,734          11,825
------------------------------
AIM V.I. Value Fund                 3,662     27.31          100,003         116,625
------------------------------
AFIS Growth Class 2 Fund              879     73.29           64,454          68,187
------------------------------
AFIS Growth-Income Class 2
   Fund                               763     35.13           26,822          26,612
------------------------------
AFIS Global Small Cap Class 2
   Fund                                37     14.24              524             673
------------------------------
Baron Capital Asset Fund            4,763     17.26           82,211          87,046
------------------------------
Deutsche VIT EAFE Equity Index
   Fund                             1,074     11.14           11,970          11,965
------------------------------
Deutsche VIT Equity 500 Index
   Fund                            17,084     13.77          235,242         254,412
------------------------------
Deutsche VIT Small Cap Index
   Fund                             3,984     11.10           44,218          46,704
------------------------------
DGPF Delchester Series                774      6.00            4,644           5,100
------------------------------
DGPF Devon Series                      40     11.88              470             507
------------------------------
DGPF Emerging Markets Series          453      6.31            2,857           3,245
------------------------------
DGPF Small Cap Value Series         1,907     17.65           33,653          29,161
------------------------------
DGPF REIT Series                    1,361     11.02           14,999          13,730
------------------------------
DGPF Trend Series                   1,966     29.80           58,581          69,892
------------------------------
Fidelity VIP Growth Service
   Class Portfolio                     74     43.50            3,224           3,418
------------------------------
Fidelity VIP High Income
   Service Class Portfolio             67      8.15              546             673
------------------------------
Fidelity VIP II Contrafund
   Service Class Portfolio          1,427     23.67           33,782          35,327
------------------------------
Fidelity VIP III Growth
   Opportunities Service
   Class Portfolio                    808     17.70           14,305          15,637
------------------------------
Janus Aspen Series Balanced
   Portfolio                       14,144     24.31          343,864         356,016
------------------------------
Janus Aspen Series Worldwide
   Growth Portfolio                 9,684     36.98          358,142         420,870
------------------------------
Janus Aspen Series Global
   Technology Service
   Class Portfolio                    115      6.55              755           1,037
------------------------------
LN Bond Fund                        8,564     11.89          101,832         101,008
------------------------------
LN Capital Appreciation Fund        4,079     25.35          103,381         125,959
------------------------------
LN Equity-Income Fund                 999     17.44           17,423          17,046
------------------------------
LN Global Asset Allocation
   Fund                                36     14.78              529             544
------------------------------
LN Money Market Fund                8,292     10.00           82,921          82,921
------------------------------
LN Social Awareness Fund               15     37.21              543             555
------------------------------
MFS Emerging Growth Series          3,826     28.84          110,345         131,723
------------------------------
MFS Total Return Series               195     19.59            3,821           3,488
------------------------------
MFS Utilities Series                1,098     23.57           25,872          26,100
------------------------------
NB AMT Mid-Cap Growth
   Portfolio                        2,014     22.48           45,282          48,257
------------------------------
NB AMT Partners Portfolio           2,086     16.17           33,736          33,376
------------------------------
Templeton International
   Securities Class 2 Fund          2,346     18.67           43,806          44,476
------------------------------
Templeton Growth Securities
   Class 2 Fund                       833     13.70           11,410          11,189
                                                     ---------------  --------------
------------------------------
                                                     $     2,172,718  $    2,392,808
                                                     ===============  ==============

6.   New investment funds and fund name changes

   During 2000, the BT Insurance Fund Trust family changed its name to Deutsche Asset Management VIT Funds Trust, the Delaware Group Premium Fund, Inc. family of funds changed its name to Delaware Group Premium Fund (DGPF) and the Templeton Variable Products Series fund family changed its name to Franklin Templeton Variable Insurance Products Trust. Also during 2000, the Delaware Premium Delchester Series changed its name to DGPF High Yield Series, the Templeton International Class 2 Fund changed its name to the Templeton International Securities Class 2 Fund and the Templeton Stock Class 2 Fund changed its name to the Templeton Growth Securities Class 2 Fund.

   Also, during 2000, the AFIS Growth Class 2 Fund, the AFIS Growth-Income Class 2 Fund, the AFIS Global Small Cap Class 2 Fund, the Fidelity VIP Growth Service Class Portfolio, the Fidelity VIP High Income Service Class Portfolio, and the Janus Aspen Series Global Technology Service Class Portfolio became available as investment options for Variable Account contract owners.

Report of Ernst & Young LLP,
Independent Auditors

Board of Directors of Lincoln Life & Annuity Company of New York and
Contract Owners of LLANY Separate Account R for Flexible Premium
Variable Life Insurance

We have audited the accompanying statement of assets and liability of LLANY Separate Account R for Flexible Premium Variable Life Insurance ("Variable Account") (comprised of the following subaccounts: AIM Variable Insurance Funds ("AIM V.I.") Growth, AIM V.I. International Equity, AIM V.I. Value, American Funds Insurance Series ("AFIS") Growth-Income Class 2, AFIS Growth Class 2, AFIS Global Small Cap Class 2, Baron Capital Funds Trust Capital Asset, Deutsche Asset Management VIT Funds Trust ("Deutsche VIT") EAFE Equity Index, Deutsche VIT Equity 500 Index, Deutsche VIT Small Cap Index, Delaware Group Premium Fund ("DGPF") High Yield, DGPF Devon, DGPF Emerging Markets, DGPF Small Cap Value, DGPF REIT, DGPF Trend, Fidelity Variable Insurance Products ("Fidelity VIP") Growth Service Class, Fidelity VIP High Income Service Class, Fidelity VIP II Contrafund Service Class, Fidelity VIP III Growth Opportunities Service Class, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, Janus Aspen Series Global Technology Service Class, Lincoln National ("LN") Bond, LN Capital Appreciation, LN Equity-Income, LN Global Asset Allocation, LN Money Market, LN Social Awareness, MFS Variable Insurance Trust ("MFS") Emerging Growth, MFS Total Return, MFS Utilities, Neuberger Berman Advisers Management Trust ("NB AMT") Mid-Cap Growth, NB AMT Partners, Franklin Templeton Variable Insurance Products Trust ("FTVIPT Templeton") International Securities Class 2 and FTVIPT Templeton Growth Securities Class 2) as of December 31, 2000, and the related statement of operations and changes in net assets for the year then ended and for the period from October 1, 1999 (inception) to December 31, 1999. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the LLANY Separate Account R for Flexible Premium Variable Life Insurance at December 31, 2000, and the results of their operations and the changes in their net assets for the year then ended and for period from October 1, 1999 (inception) to December 31, 1999 in conformity with accounting principles generally accepted in the United States.

                                                /s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2001

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

BALANCE SHEETS -- STATUTORY BASIS

                                                              DECEMBER 31
                                                              2000             1999
                                                              --------------   --------------
ADMITTED ASSETS
CASH AND INVESTED ASSETS:
Bonds                                                         $1,535,863,727   $1,482,592,831
------------------------------------------------------------
Unaffiliated common stocks                                                --          161,005
------------------------------------------------------------
Mortgage loans on real estate                                    185,143,131      197,425,386
------------------------------------------------------------
Policy loans                                                     178,943,976      177,437,149
------------------------------------------------------------
Cash and short-term investments                                   46,690,257       29,467,267
------------------------------------------------------------
Other invested assets                                                329,026          223,126
------------------------------------------------------------
Receivable for securities                                                 --        1,313,866
------------------------------------------------------------  --------------   --------------
Total cash and invested assets                                 1,946,970,117    1,888,620,630
------------------------------------------------------------
Premiums and fees in course of collection                          6,842,032        6,578,363
------------------------------------------------------------
Accrued investment income                                         30,071,679       29,296,814
------------------------------------------------------------
Other admitted assets                                              4,803,174       38,442,338
------------------------------------------------------------
Separate account assets                                          329,781,374      328,767,871
------------------------------------------------------------  --------------   --------------
Total admitted assets                                         $2,318,468,376   $2,291,706,016
------------------------------------------------------------  ==============   ==============

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $  873,952,295   $  853,572,463
------------------------------------------------------------
Other policyholder funds                                         897,562,593      951,347,964
------------------------------------------------------------
Other liabilities                                                 50,144,923       25,045,378
------------------------------------------------------------
Asset valuation reserve                                           10,400,107        7,884,503
------------------------------------------------------------
Interest maintenance reserve                                              --          956,570
------------------------------------------------------------
Net transfers due from separate accounts                         (11,992,077)      (8,262,299)
------------------------------------------------------------
Separate account liabilities                                     329,781,374      328,767,871
------------------------------------------------------------  --------------   --------------
Total liabilities                                              2,149,849,215    2,159,312,450
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $100 par value:
  Authorized, issued and outstanding shares -- 20,000
  (owned by The Lincoln National Life Insurance Company)           2,000,000        2,000,000
------------------------------------------------------------
Paid-in surplus                                                  384,128,481      384,128,481
------------------------------------------------------------
Unassigned surplus -- deficit                                   (217,509,320)    (253,734,915)
------------------------------------------------------------  --------------   --------------
Total capital and surplus                                        168,619,161      132,393,566
------------------------------------------------------------  --------------   --------------
Total liabilities and capital and surplus                     $2,318,468,376   $2,291,706,016
------------------------------------------------------------  ==============   ==============

See accompanying notes.                                                      S-1

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF OPERATIONS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000           1999           1998
                                                              ------------   ------------   --------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                         $244,426,295   $172,708,594   $1,291,566,984
------------------------------------------------------------
Net investment income                                          132,082,842    132,213,228      105,083,579
------------------------------------------------------------
Surrender and administrative charges                             2,475,660      2,401,973        2,834,073
------------------------------------------------------------
Mortality and expense charges on deposit funds                   4,872,577      2,937,632        1,980,728
------------------------------------------------------------
Amortization of interest maintenance reserve                        46,790        925,547          579,137
------------------------------------------------------------
Other revenues                                                   5,951,027      2,127,634          536,698
------------------------------------------------------------  ------------   ------------   --------------
Total revenues                                                 389,855,191    313,314,608    1,402,581,199
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                               261,564,959    207,985,159    1,320,787,190
------------------------------------------------------------
Commissions                                                     13,942,948     17,665,459      274,529,390
------------------------------------------------------------
Underwriting, insurance and other expenses                      34,611,310     32,297,064       28,064,172
------------------------------------------------------------
Net transfers to separate accounts                              25,113,242     28,255,807       33,875,951
------------------------------------------------------------  ------------   ------------   --------------
Total benefits and expenses                                    335,232,459    286,203,489    1,657,256,703
------------------------------------------------------------  ------------   ------------   --------------
Gain (loss) from operations before dividends to
policyholders, federal income taxes (benefit) and net
realized loss on investments                                    54,622,732     27,111,119     (254,675,504)
------------------------------------------------------------
Dividends to policyholders                                       5,784,285      5,624,728        3,375,629
------------------------------------------------------------  ------------   ------------   --------------
Gain (loss) from operations before federal income taxes
(benefit) and net realized loss on investments                  48,838,447     21,486,391     (258,051,133)
------------------------------------------------------------
Federal income taxes (benefit)                                     792,834       (427,033)      (4,561,826)
------------------------------------------------------------  ------------   ------------   --------------
Gain (loss) from operations before net realized loss on
investments                                                     48,045,613     21,913,424     (253,489,307)
------------------------------------------------------------
Net realized loss on investments                                (2,233,251)    (2,012,331)        (721,449)
------------------------------------------------------------  ------------   ------------   --------------
Net income (loss)                                             $ 45,812,362   $ 19,901,093   $ (254,210,756)
------------------------------------------------------------  ============   ============   ==============

See accompanying notes.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                                                        UNASSIGNED            TOTAL
                                                COMMON             PAID-IN              SURPLUS--             CAPITAL AND
                                                STOCK              SURPLUS              DEFICIT               SURPLUS
                                                ----------------   ------------------   -------------------   -------------------
BALANCES AT JANUARY 1, 1998                     $      2,000,000   $      227,407,481   $       (16,555,254)  $       212,852,227
----------------------------------------------
Surplus paid-in                                               --          156,721,000                    --           156,721,000
----------------------------------------------
Net loss                                                      --                   --          (254,210,756)         (254,210,756)
----------------------------------------------
Increase in unrealized capital losses                         --                   --              (178,648)             (178,648)
----------------------------------------------
Decrease in nonadmitted assets                                --                   --               241,698               241,698
----------------------------------------------
Increase in asset valuation reserve                           --                   --            (3,024,183)           (3,024,183)
----------------------------------------------
Increase in liability for reinsurance in
unauthorized companies                                        --                   --              (682,060)             (682,060)
----------------------------------------------  ----------------   ------------------   -------------------   -------------------
BALANCES AT DECEMBER 31, 1998                          2,000,000          384,128,481          (274,409,203)          111,719,278
----------------------------------------------

Add (deduct):
Net income                                                    --                   --            19,901,093            19,901,093
----------------------------------------------
Increase in unrealized capital losses                         --                   --              (939,080)             (939,080)
----------------------------------------------
Decrease in nonadmitted assets                                --                   --               187,322               187,322
----------------------------------------------
Increase in asset valuation reserve                           --                   --            (2,509,909)           (2,509,909)
----------------------------------------------
Increase in liability for reinsurance in
unauthorized companies                                        --                   --              (605,340)             (605,340)
----------------------------------------------
Gain on reinsurance transaction                               --                   --             4,640,202             4,640,202
----------------------------------------------  ----------------   ------------------   -------------------   -------------------
BALANCES AT DECEMBER 31, 1999                          2,000,000          384,128,481          (253,734,915)          132,393,566
----------------------------------------------

Add (deduct):
Net income                                                    --                   --            45,812,362            45,812,362
----------------------------------------------
Increase in unrealized capital losses                         --                   --              (215,965)             (215,965)
----------------------------------------------
Increase in nonadmitted assets                                --                   --            (5,544,963)           (5,544,963)
----------------------------------------------
Increase in asset valuation reserve                           --                   --            (2,515,605)           (2,515,605)
----------------------------------------------
Decrease in liability for reinsurance in
unauthorized companies                                        --                   --               822,580               822,580
----------------------------------------------
Change in valuation basis for deposit fund
liabilities and accident and health reserves                  --                   --            (1,574,037)           (1,574,037)
----------------------------------------------
Amortization of gain on 1999 reinsurance
transaction                                                   --                   --              (558,779)             (558,779)
----------------------------------------------  ----------------   ------------------   -------------------   -------------------
BALANCES AT DECEMBER 31, 2000                   $      2,000,000   $      384,128,481   $      (217,509,322)  $       168,619,159
----------------------------------------------  ================   ==================   ===================   ===================

See accompanying notes.                                                      S-3

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000            1999            1998
                                                              -------------   -------------   ---------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 244,312,744   $ 172,535,360   $ 1,284,669,810
------------------------------------------------------------
Investment income received                                      134,872,591     138,850,106        96,331,551
------------------------------------------------------------
Benefits paid                                                  (301,454,632)   (204,263,171)      (83,399,329)
------------------------------------------------------------
Underwriting, insurance and other expenses paid                 (76,441,777)    (96,041,640)     (351,272,500)
------------------------------------------------------------
Federal income taxes recovered (paid)                               464,893        (656,134)        1,703,193
------------------------------------------------------------
Dividends to policyholders                                       (5,848,391)     (5,921,665)        2,651,237
------------------------------------------------------------
Change in other liabilities                                      48,015,638     (38,369,356)               --
------------------------------------------------------------
Other income received and expenses paid, net                     26,265,843       1,653,592        39,064,672
------------------------------------------------------------  -------------   -------------   ---------------
Net cash provided by (used in) operating activities              70,186,909     (32,212,908)      989,748,634
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      202,673,308     294,554,595       249,409,117
------------------------------------------------------------
Purchase of investments                                        (254,130,400)   (369,356,711)   (1,280,892,696)
------------------------------------------------------------
Net increase in policy loans                                     (1,506,827)     (7,064,582)     (131,317,640)
------------------------------------------------------------  -------------   -------------   ---------------
Net cash used in investing activities                           (52,963,919)    (81,866,698)   (1,162,801,219)
------------------------------------------------------------

FINANCING AND MISCELLANEOUS ACTIVITIES
Capital and surplus paid-in                                              --              --       156,721,000
------------------------------------------------------------
Other                                                                    --              --        (3,895,136)
------------------------------------------------------------  -------------   -------------   ---------------
Net cash provided by financing activities                                --              --       152,825,864
------------------------------------------------------------  -------------   -------------   ---------------

Net increase (decrease) in cash and short-term investments       17,222,990    (114,079,606)      (20,226,721)
------------------------------------------------------------
Total cash and short-term investments at beginning of year       29,467,267     143,546,873       163,773,594
------------------------------------------------------------  -------------   -------------   ---------------
Total cash and short-term investments at end of year          $  46,690,257   $  29,467,267   $   143,546,873
------------------------------------------------------------  =============   =============   ===============

See accompanying notes.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS-STATUTORY BASIS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

--------------------------------------------------------------------------------

ORGANIZATION
Lincoln Life & Annuity Company of New York (the "Company") is a wholly owned subsidiary of The Lincoln National Life Insurance Company ("Lincoln Life"), which is a wholly owned subsidiary of Lincoln National Corporation ("LNC"). In 1996, the Company was organized under the laws of the state of New York as a life insurance company and received approval from the New York Insurance Department (the "Department") to operate as a licensed insurance company in the state of New York.

The Company's principal business consists of underwriting annuities, deposit-type contracts and life insurance sold through multiple distribution channels. The Company conducts business only in the state of New York.

USE OF ESTIMATES
The nature of the insurance business requires management to make estimates and assumptions that affect amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from these estimates.

BASIS OF PRESENTATION
The accompanying statutory-basis financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Department, which practices differ from accounting principles generally accepted in the United States ("GAAP").

For periods prior to January 1, 2001, effective "prescribed" statutory accounting practices were interspersed throughout state insurance laws and regulations, the National Association of Insurance Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL and a variety of other National Association of Insurance Commissions ("NAIC") publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within in a state and may change in the future.

The NAIC revised the ACCOUNTING PRACTICES AND PROCEDURES MANUAL in a process referred to as Codification. The revised manual became effective on January 1, 2001. New York adopted the provisions of the revised manual subject to certain modifications. The most significant modification affecting the Company is that New York did not adopt the provisions of Codification requiring companies to record deferred tax assets and liabilities. The revised manual will result in other changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements for periods subsequent to December 31, 2000. The cumulative effect of changes in accounting principles adopted to conform to the revised ACCOUNTING PRACTICES AND PROCEDURES MANUAL will be reported in 2001 financial statements as an adjustment to surplus as of January 1, 2001. Management believes the impact of these changes, upon adoption, will not result in a significant reduction in the Company's statutory-basis capital and surplus.

Existing statutory accounting practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

INVESTMENTS
Bonds are reported at cost or amortized cost or fair value based on their NAIC rating. For GAAP, the Company's bonds are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of bonds and mortgage loans attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The asset valuation reserve ("AVR") is determined by a NAIC prescribed formula and is reported as a liability rather than a reduction to unassigned surplus. Under GAAP, realized capital gains and losses are reported in net income; on a pre-tax basis, in the period in which the asset giving rise to the gain or loss is sold. Such realized capital gains and losses are reported net of associated amortized of deferred acquisition costs and investment expenses, using the specific identification method. Under GAAP, writedowns are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

POLICY ACQUISITION COSTS
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, expense margins and actual realized gain (loss) on investments.

NONADMITTED ASSETS
Certain assets designated as "nonadmitted," principally furniture and equipment, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

PREMIUMS AND DEPOSITS
Revenues for universal life policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue.

Premiums and deposits with respect to annuity and other investment-type contracts are reported as premium revenues;

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

BENEFITS RESERVES
Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of operations; whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values. For traditional life and disability income products, benefits and expenses are recognized when incurred in a manner consistent with the related premium recognition policies.

REINSURANCE
Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill and amortized over future periods, not to exceed 40 years, in accordance with benefits expected to be derived from the acquisitions. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

DEFERRED INCOME TAXES
Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

POLICYHOLDER DIVIDENDS
Policyholder dividends are recognized when declared rather than over the term of the related policies.

STATEMENTS OF CASH FLOWS
Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of the Company's capital and surplus and net income (loss) determined on a statutory basis with amounts determined in accordance with GAAP is as follows:

                                                              CAPITAL AND SURPLUS   NET INCOME (LOSS)
                                                              -----------------------------------------------------
                                                              DECEMBER 31           YEAR ENDED DECEMBER 31
                                                              2000       1999       2000       1999       1998
                                                              -----------------------------------------------------
                                                              (IN THOUSANDS)        (IN THOUSANDS)
                                                              -----------------------------------------------------
Amounts reported on a statutory-basis.......................  $168,619   $132,394   $ 45,812   $ 19,901   $(254,211)
GAAP adjustments:
  Unrealized loss on investments............................   (22,619)   (74,971)        --         --          --
  Interest maintenance reserve..............................        --        957     (3,206)       458        (579)
  Net realized gain (loss) on investments...................    (1,502)    (1,951)       347     (6,348)      3,050
  Asset valuation reserve...................................    10,400      7,885         --         --          --
  Policy and contract reserves..............................   (78,945)   (72,302)    (7,676)    25,985     271,293
  Present value of future profits, deferred policy
    acquisition costs and goodwill..........................   329,068    369,032    (15,195)    (6,639)      6,091
  Policyholders' share of earnings and surplus on
    participating business..................................    (8,297)    (9,325)     1,028      1,071        (100)
  Deferred income taxes.....................................    31,006     17,505     (7,814)   (12,159)    (12,696)
  Nonadmitted assets........................................     5,660      1,685         --         --          --
  Other, net................................................      (959)     2,555      3,871     (2,096)        (82)
                                                              --------   --------   --------   --------   ---------
Net increase (decrease).....................................   263,812    241,070    (28,645)       272     266,977
                                                              --------   --------   --------   --------   ---------
Amounts on a GAAP basis.....................................  $432,431   $373,464   $ 17,167   $ 20,173   $  12,766
                                                              ========   ========   ========   ========   =========

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) Other significant accounting practices are as follows:

INVESTMENTS
Bonds not backed by loans are principally stated at amortized cost and the discount or premium is amortized using the scientific method.

Mortgage-backed bonds are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

Short-term investments include investments with maturities of less than one year at the date of acquisition.

Policy loans are reported at unpaid principal balances.

Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments.

Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common stocks are credited or charged directly in unassigned surplus.

PREMIUMS
Premiums for group tax-qualified annuity business are recognized as revenue when deposited. Life insurance and individual annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

BENEFIT RESERVES
Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance inforce, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

The tabular interest, tabular less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

Liabilities related to policyholders' funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

CLAIMS AND CLAIM ADJUSTMENT EXPENSES
Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

REINSURANCE CEDED AND ASSUMED
Reinsurance premiums, benefits and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

PENSION BENEFITS
Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS Separate account assets and liabilities reported in the accompanying balance sheets represent segregated funds administered and invested for the exclusive benefit of variable annuity and universal life contractholders and for which the contractholders, rather than the Company, bear the investment risk. Separate account assets and liabilities are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits and mortality charges on variable universal life contracts are included in income and from mortality and expense charges on deposit funds. Fees charged relative to variable life and annuity administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in income from mortality and expense charges on deposit funds.

RECLASSIFICATIONS
Certain amounts reported in the 2000 Annual Statement of the Company have been reclassified in the accompanying financial statements; however, such reclassifications had no effect on unassigned surplus-deficit or on net income.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

2. INVESTMENTS

The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                                           COST OR          GROSS         GROSS
                                                           AMORTIZED        UNREALIZED    UNREALIZED     FAIR
                                                           COST             GAINS         LOSSES         VALUE
                                                           ------------------------------------------------------------
At December 31, 2000:
  Corporate..............................................  $1,258,043,165   $12,258,931   $(40,298,957)  $1,230,003,139
  U.S. government........................................      26,082,036     1,353,121        (76,345)      27,358,812
  Foreign government.....................................      17,090,948       468,702       (865,569)      16,694,081
  Mortgage-backed........................................     231,565,609     4,478,734     (1,460,720)     234,583,623
  State and municipal....................................       3,081,969        21,205             --        3,103,174
                                                           --------------   -----------   ------------   --------------
                                                           $1,535,863,727   $18,580,693   $(42,701,591)  $1,511,742,829
                                                           ==============   ===========   ============   ==============

At December 31, 1999:
  Corporate..............................................  $1,214,312,519   $   908,731   $(65,599,479)  $1,149,621,771
  U.S. government........................................      25,736,299        11,711     (1,900,750)      23,847,260
  Foreign government.....................................      17,602,777       362,624     (1,070,496)      16,894,905
  Mortgage-backed........................................     221,570,519         2,732     (9,530,799)     212,042,452
  State and municipal....................................       3,370,717            --       (105,915)       3,264,802
                                                           --------------   -----------   ------------   --------------
                                                           $1,482,592,831   $ 1,285,798   $(78,207,439)  $1,405,671,190
                                                           ==============   ===========   ============   ==============

The carrying amount of bonds in the balance sheet at December 31, 2000 and 1999 reflects adjustments of $1,333,693 and $1,123,693, respectively, to decrease amortized cost as a result of the Securities Valuation Office of the NAIC designating certain investments in or near default.

A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 2000, by contractual maturity, is as follows:

                          COST OR
                          AMORTIZED        FAIR
                          COST             VALUE
                          -------------------------------
Maturity:
  In 2001...............  $   55,774,634   $   55,637,893
  In 2002-2005..........     411,016,874      406,609,876
  In 2006-2010..........     429,344,203      419,664,778
  After 2010............     408,162,407      395,246,659
  Mortgage-backed
    securities..........     231,565,609      234,583,623
                          --------------   --------------
Total...................  $1,535,863,727   $1,511,742,829
                          ==============   ==============

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Proceeds from sales of investments in bonds during 2000, 1999 and 1998, were $50,802,571, $253,876,450 and $203,748,028, respectively. Gross gains during
2000, 1999 and 1998, of $385,946, $842,229 and $3,612,434, respectively, and gross losses of $3,048,848, $6,968,975 and $1,529,149, respectively, were realized on those sales.

At December 31, 2000 and 1999, investments in bonds, with an admitted asset value of $500,024 and $500,078, respectively, were on deposit with the Department to satisfy regulatory requirements.

During 2000, the minimum and maximum lending rates for mortgage loans were 7.83% and 9.33%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. At December 31, 2000, the Company did not hold any mortgages with interest overdue beyond one year. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

2. INVESTMENTS (CONTINUED)
The major categories of net investment income are as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              2000           1999           1998
                                                              ------------------------------------------
Income:
  Bonds.....................................................  $105,825,033   $106,590,150   $ 78,205,686
  Mortgage loans on real estate.............................    14,035,856     13,522,104     14,304,385
  Policy loans..............................................    10,614,785     11,018,423      7,981,377
  Cash, short-term and other investments....................     3,006,508      2,391,977      5,893,453
                                                              ------------   ------------   ------------
Total investment income.....................................   133,482,182    133,522,654    106,384,901

Investment expenses.........................................     1,399,340      1,309,426      1,301,322
                                                              ------------   ------------   ------------
Net investment income.......................................  $132,082,842   $132,213,228   $105,083,579
                                                              ============   ============   ============

Net realized capital losses are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              2000                1999                1998
                                                              --------------------------------------------------
Net realized capital gains (losses).........................  $(5,392,925)        $(4,743,577)        $3,538,335
Less amount transferred to IMR (net of related taxes
  (credits) of ($1,701,363), ($1,706,485) and $1,634,708, in
  2000, 1999 and 1998, respectively)........................   (3,159,674)         (3,169,187)         3,035,887
                                                              -----------         -----------         ----------
                                                               (2,233,251)         (1,574,390)           502,448
Less federal income taxes on realized gains.................           --             437,941          1,223,897
                                                              -----------         -----------         ----------
Net realized capital losses after transfer to IMR and
  taxes.....................................................  $(2,233,251)        $(2,012,331)        $ (721,449)
                                                              ===========         ===========         ==========

3. FEDERAL INCOME TAXES

The Company's federal income tax return is not consolidated with any other entities. The effective federal income tax rate in the accompanying statements of operations differs from the prevailing statutory tax rate principally due to tax-exempt investment income, other pass through tax attributes from investments, differences in ceding commissions, policy acquisition costs, and policy and contract liabilities in the tax return versus the financial statements.

In 1998, a federal income tax net operating loss of $80,156,000 was incurred. The Company utilized $9,162,000 of the net operating loss to recover taxes paid in prior years. In 1999, $11,612,000 of net operating loss was utilized to offset 1999 taxable income and in 2000 $29,343,000 of net operating loss was utilized to offset 2000 taxable income. The remaining portion of the net operating loss at December 31, 2000, of $30,039,000 will be available for use to offset taxable income in future years. The net operating loss carryforward expires in 2013.

No federal income tax payments were made in 1999 or 1998. The Company received a refund of $3,196,000 in 1999 as a result of the utilization of the net operating loss. The Company paid alternative minimum tax payments of $900,000 in 2000.

4. REINSURANCE

The Company cedes insurance to other companies, including certain affiliates. A portion of risks exceeding the Company's retention limit is reinsured with Lincoln Life. The Company limits its maximum coverage that it retains on an individual to $500,000. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

On January 2, 1998, the Company and Lincoln Life entered into an indemnity reinsurance transaction whereby the Company and Lincoln Life reinsured 100% of a block of individual life insurance and annuity business from CIGNA Corporation ("CIGNA"). The Company paid $149,621,452 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $149,714,239 in 1998, which is included in the Statements of Operations line item "Commissions." At the time of closing, this block of business had statutory liabilities of $779,551,235 that became the Company's obligation. The Company also received assets, measured on a historical, statutory basis, equal to the liabilities.

In 1999, the Company received $5,800,000 from CIGNA as a result of the final settlement of the statutory-basis values of assets and liabilities for the reinsured business. The $5,800,000 is included in the Statements of Operations line item "Other revenues."

Subsequent to the CIGNA transaction, the Company and Lincoln Life announced that they had reached an agreement

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

4. REINSURANCE (CONTINUED)
to sell the administration rights to a variable annuity portfolio that had been acquired as part of the block of business assumed on January 2, 1998. This sale closed on October 12, 1998 with an effective date of September 1, 1998.

On November 1, 1999, the Company and Lincoln Life reached an agreement to retrocede virtually 100% of the disability income business assumed from CIGNA. A gain on the transaction of $4,640,202 was recorded directly in unassigned surplus and is being recognized in statutory earnings over the life of the business with $558,779 recognized in income in 2000.

On October 1, 1998, the Company entered into an indemnity reinsurance transaction whereby the Company and Lincoln Life reinsured 100% of a block of individual life insurance business from Aetna, Inc. The Company paid $143,721,000 to Aetna on October 1, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $135,374,141 in 1998, which is included in the statements of operations line item "Commissions." At the time of closing, this block of business had statutory liabilities of $463,007,132 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities.

Subsequent to the Aetna transaction, the Company and Lincoln Life announced that they had reached an agreement to retrocede the sponsored life business assumed for $87,600,000, of which $11,900,000 was received by the Company. The retrocession agreement closed on October 14, 1998 with an effective date of October 1, 1998.

The balance sheet caption, "Future policy benefits and claims" has been reduced for insurance ceded by $87,748,000 and $97,457,160 at December 31, 2000 and 1999, respectively. The balance sheet caption, "Other policyholder funds" has been reduced for insurance ceded by $1,645,109 and $2,290,826 at December 31, 2000 and 1999, respectively.

The caption "Premiums and deposits" in the statements of operations includes $122,293,714 and $140,394,771 of insurance assumed and $26,954,922 and
$44,245,573 of insurance ceded in 2000 and 1999, respectively.

The caption "Benefits and settlement expenses" in the statements of operations is net of reinsurance recoveries of $16,717,361 and $71,763,962 for 2000 and 1999, respectively.

The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $464,800 and $1,287,400 at December 31, 2000 and 1999,
respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At
December 31, 2000, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

5. LIFE AND ANNUITY RESERVES AND DEPOSIT FUND LIABILITIES

At December 31, 2000 and 1999, the Company had $408,060,280 and $1,149,964,000,
respectively, of insurance inforce for which the gross premiums are less than the net premiums according to the standard of valuation set by the state of New York. Reserves to cover the above insurance totaled $4,736,882 and $5,893,549 at December 31, 2000 and 1999, respectively.

At December 31, 2000, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                   AMOUNT           PERCENT
                                   ------------------------
Subject to discretionary
  withdrawal with adjustment:
  With market value adjustment...  $  295,582,214     24.2%
  At book value, less surrender
    charge.......................      70,318,938      5.8
  At market value................     312,909,427     25.7

Subject to discretionary
  withdrawal without adjustment
  at book value with minimal or
  no charge or adjustment........     495,666,249     40.7
Not subject to discretionary
  withdrawal.....................      44,538,694      3.6
                                   --------------    -----
Total annuity reserves and
  deposit fund liabilities,
  before reinsurance.............   1,219,015,522    100.0%
                                                     =====
Less reinsurance.................       2,076,789
                                   --------------
Net annuity reserves and deposit
  fund liabilities, including
  separate accounts..............  $1,216,938,733
                                   ==============

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

5. LIFE AND ANNUITY RESERVES AND DEPOSIT FUND LIABILITIES (CONTINUED)
Details underlying the balance sheet caption "Other policyholder funds" are as follows:

                              DECEMBER 31
                              2000           1999
                              ---------------------------
Premium deposit funds.......  $866,537,763   $920,665,883
Undistributed earnings on
  participating business....    30,993,957     30,544,045
Other.......................        30,873        138,036
                              ------------   ------------
                              $897,562,593   $951,347,964
                              ============   ============

6. CAPITAL AND SURPLUS

The Company received additional paid-in surplus from Lincoln Life of $156,721,000 in October 1998.

Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2000, the Company exceeds the RBC requirements.

The payment of dividends by the Company requires 30 day advance notice to the Department.

7. EMPLOYEE BENEFIT PLANS

LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis Statements of Operations or financial position for any of the periods shown.

LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death. Options granted prior to 1992 are exercisable one year after the date of grant and options issued subsequent to 1991 become exercisable in 25% increments on the option issuance anniversary in the four years following the grant anniversary date. A "reload option" feature was added in 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

As of December 31, 2000, there were 37,034 shares of LNC common stock subject to options granted to Company employees under the stock option incentive plans of which 17,169 were exercisable on that date. The exercise prices of the outstanding options range from $21.32 to $50.83. In 1999 and 1998, 3,740 and 137 options were exercised, respectively and in 1999, 2,400 options were forfeited. No options were exercised or forfeited during 2000 and no options were forfeited in 1998.

8. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES

VULNERABILITY FROM CONCENTRATIONS
At December 31, 2000, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location.

At December 31, 2000, the Company did not have a concentration of: 1) business transactions with a particular customer, lender or distributor; 2) revenues from a particular product or service; 3) sources of supply of labor or services used in the business; or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

MARKETING AND COMPLIANCE MATTERS
Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageious to the policyholder. The Company's

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

8. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

CONTINGENCY MATTERS
The Company is occasionally involved in various pending or threatened legal proceedings arising from the conduct of business. These proceedings are routine in the ordinary course of business. In some instances, these proceedings include claims for compensatory and punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these proceedings will not have a material adverse effect on the financial position of the Company.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes. The Company has accrued for expected assessments net of estimated future premium tax deductions.

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of the Company's financial instruments.

BONDS AND COMMON STOCK
Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of common stocks are based on quoted market prices.

MORTGAGE LOANS ON REAL ESTATE
The estimated fair values of mortgage loans on real estate are established using a discounted cash flow method based on credit rating, maturity and future income. The rating for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market prices; or 3) the fair value of the collateral if the loan is collateral dependent.

POLICY LOANS
The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using U.S. treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

CASH AND SHORT-TERM INVESTMENTS
The carrying value of cash and short-term investments approximates their fair value.

INVESTMENT-TYPE INSURANCE CONTRACTS
The balance sheet captions, "Future policy benefits and claims" and "Other policyholder funds," include investment-type insurance contracts (i.e., deposit contracts). The fair values for the deposit contracts are based on their approximate surrender values.

The remainder of the balance sheet captions "Future policy benefits and claims" and "Other policyholder funds," that do not fit the definition of 'investment-type insurance contracts' are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

SEPARATE ACCOUNTS
Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                              DECEMBER 31
                                                              -------------------------------------------------
                                                              2000                      1999
                                                              -----------------------   -----------------------
                                                              CARRYING                  CARRYING
ASSETS (LIABILITIES)                                          VALUE        FAIR VALUE   VALUE        FAIR VALUE
---------------------------------------------------------------------------------------------------------------
                                                              (IN THOUSANDS)
                                                              -------------------------------------------------
Bonds.......................................................  $1,535,863   $1,511,743   $1,482,593   $1,405,671
Unaffiliated common stocks..................................          --           --          161          161
Mortgage loans on real estate...............................     185,143      183,394      197,425      189,179
Policy loans................................................     178,944      190,615      177,437      190,667
Cash and short-term investments.............................      46,690       46,690       29,467       29,467
Other invested assets.......................................         329          329          223          223
Investment-type insurance contracts.........................    (876,379)    (824,960)    (951,348)    (910,752)
Separate account assets.....................................     329,781      329,781      328,768      328,768
Separate account liabilities................................    (329,781)    (329,781)    (328,768)    (328,768)

10. TRANSACTIONS WITH AFFILIATES

The Company has entered into agreements with Lincoln Life to receive processing and other corporate services. Fees paid to Lincoln Life for such services were $22,986,332, $22,675,891 and $18,504,450 in 2000, 1999 and 1998, respectively.
The Company has also entered into an agreement with Lincoln Life to provide certain processing services. Fees received from Lincoln Life for such services were $2,439,100, $1,359,279 and $273,952 in 2000, 1999 and 1998, respectively.

The Company has an investment management agreement with an affiliate, Lincoln Investment Management, Inc., for investment advisory and asset management services. Fees paid for such investment services were $1,388,223, $1,309,426 and $1,501,592 in 2000, 1999 and 1998, respectively.

The Company cedes business to two affiliated companies, Lincoln Life and Lincoln National Reassurance Company. The caption "Premiums and deposits" in the accompanying statements of operations has been reduced by $4,783,310 and $6,269,272 for premiums paid on these contracts in 2000 and 1999, respectively. The caption "Future policy benefits and claims" has been reduced by $2,475,583 and $2,323,435 related to reserve credits taken on these contracts as of December 31, 2000 and 1999, respectively.

11. SEPARATE ACCOUNTS

Separate account assets held by the Company consist primarily of long-term bonds, common stocks, short-term investments and mutual funds are carried at fair value. None of the separate accounts have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Separate account premiums, deposits and other considerations amounted to $61,642,139, $109,574,216 and $73,993,993 in 2000, 1999 and 1998, respectively.
Reserves for separate accounts with assets at fair value were $317,471,859 and $320,413,080 at December 31, 2000 and 1999, respectively. All reserves are subject to discretionary withdrawal at market value.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

11. SEPARATE ACCOUNTS (CONTINUED)
A reconciliation of transfers to separate accounts is as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              2000          1999              1998
                                                              --------------------------------------------
Transfers as reported in the Summary of Operations of
various separate accounts:
  Transfers to separate accounts............................  $ 61,642,139  $109,574,216      $ 73,993,993
  Transfers from separate accounts..........................   (36,528,897)  (81,318,409)      (40,118,042)
                                                              ------------  ------------      ------------
Net transfer to separate accounts as reported in the
Statement of Operations.....................................  $ 25,113,242  $ 28,255,807      $ 33,875,951
                                                              ============  ============      ============

REPORT OF INDEPENDENT AUDITORS

Board of Directors
Lincoln Life & Annuity Company of New York

We have audited the accompanying statutory-basis balance sheets of Lincoln Life & Annuity Company of New York (a wholly owned subsidiary of The Lincoln National Life Insurance Company) as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the Untied States, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2000 and 1999, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2000 and 1999, the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the New York Insurance Department.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 30, 2001

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R


                          (JUNE 30, 2001 - UNAUDITED)

LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE STATEMENT OF ASSETS AND LIABILITY
JUNE 30, 2001 (UNAUDITED)

                                                                                          AFIS        AFIS
                                                   AIM V.I.                   AFIS        GROWTH-     GLOBAL      BARON
                                       AIM V.I.    INTERNATIONAL  AIM V.I.    GROWTH      INCOME      SMALL CAP   CAPITAL
                                       GROWTH      EQUITY         VALUE       CLASS 2     CLASS 2     CLASS 2     ASSET
                           COMBINED    SUBACCOUNT  SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $911,106)         $  869,905  $       --   $       --    $       --  $       --  $       --  $       --  $        --
 - Investments at
   Market - Unaffiliated
   (Cost $2,610,587)        2,245,805     164,826       23,488       229,195      98,672      85,513       2,810       99,667
                           ----------  ----------   ----------    ----------  ----------  ----------  ----------  -----------
-------------------------
TOTAL INVESTMENTS           3,115,710     164,826       23,488       229,195      98,672      85,513       2,810       99,667
 - Liability - Payable to
   Lincoln Life &
   Annuity Company of New
   York                           134           7            1            10           4           4          --            4
                           ----------  ----------   ----------    ----------  ----------  ----------  ----------  -----------
-------------------------
NET ASSETS                 $3,115,576  $  164,819   $   23,487    $  229,185  $   98,668  $   85,509  $    2,810  $    99,663
                           ==========  ==========   ==========    ==========  ==========  ==========  ==========  ===========
-------------------------
PERCENT OF NET ASSETS          100.00%       5.29%        0.75%         7.36%       3.17%       2.74%       0.09%        3.20%
                           ==========  ==========   ==========    ==========  ==========  ==========  ==========  ===========
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
  - Units in accumulation
   period                              22,425.600    2,695.958    23,896.202  11,775.781   7,877.384     386.120    7,275.462
  - Unit value                         $    7.350   $    8.712    $    9.591  $    8.379  $   10.854  $    7.276  $    13.697
                                       ----------   ----------    ----------  ----------  ----------  ----------  -----------
-------------------------
NET ASSETS                             $  164,819   $   23,487    $  229,185  $   98,668  $   85,509  $    2,810  $    99,663
                                       ==========   ==========    ==========  ==========  ==========  ==========  ===========
-------------------------

                           DEUTSCHE      DEUTSCHE
                           VIT           VIT
                           EAFE          EQUITY
                           EQUITY INDEX  500 INDEX
                           SUBACCOUNT    SUBACCOUNT
-------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $911,106)         $        --   $        --
 - Investments at
   Market - Unaffiliated
   (Cost $2,610,587)            13,118       265,412
                           -----------   -----------
-------------------------
TOTAL INVESTMENTS               13,118       265,412
 - Liability - Payable to
   Lincoln Life &
   Annuity Company of New
   York                              1            12
                           -----------   -----------
-------------------------
NET ASSETS                 $    13,117   $   265,400
                           ===========   ===========
-------------------------
PERCENT OF NET ASSETS             0.42%         8.52%
                           ===========   ===========
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
  - Units in accumulation
   period                    1,618.895    27,255.163
  - Unit value             $     8.102   $     9.738
                           -----------   -----------
-------------------------
NET ASSETS                 $    13,117   $   265,400
                           ===========   ===========
-------------------------

                           DEUTSCHE
                           VIT                                   DGPF        DGPF
                           SMALL        DGPF         DGPF        EMERGING    SMALL         DGPF          DGPF
                           CAP INDEX    HIGH YIELD   DEVON       MARKETS     CAP VALUE     REIT          TREND
                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $911,106)         $        --  $    20,454  $      334  $    5,562  $     90,371  $     22,576  $     88,051
 - Investments at
   Market - Unaffiliated
   (Cost $2,610,587)            57,780           --          --          --            --            --            --
                           -----------  -----------  ----------  ----------  ------------  ------------  ------------
-------------------------
TOTAL INVESTMENTS               57,780       20,454         334       5,562        90,371        22,576        88,051
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York               2            1          --          --             4             1             4
                           -----------  -----------  ----------  ----------  ------------  ------------  ------------
-------------------------
NET ASSETS                 $    57,778  $    20,453  $      334  $    5,562  $     90,367  $     22,575  $     88,047
                           ===========  ===========  ==========  ==========  ============  ============  ============
-------------------------
PERCENT OF NET ASSETS             1.85%        0.66%       0.01%       0.18%         2.90%         0.72%         2.83%
                           ===========  ===========  ==========  ==========  ============  ============  ============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
  - Units in accumulation
   period                    4,660.061    2,611.187      37.913     528.745     6,693.925     1,572.797     7,571.262
  - Unit value             $    12.398  $     7.831  $    8.813  $   10.516  $     13.500  $     14.354  $     11.629
                           -----------  -----------  ----------  ----------  ------------  ------------  ------------
-------------------------
NET ASSETS                 $    57,778  $    20,453  $      334  $    5,562  $     90,367  $     22,575  $     88,047
                           ===========  ===========  ==========  ==========  ============  ============  ============
-------------------------

                           FIDELITY       FIDELITY
                           VIP            VIP
                           GROWTH         HIGH INCOME
                           SERVICE CLASS  SERVICE CLASS
                           SUBACCOUNT     SUBACCOUNT
-------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $911,106)         $          --   $        --
 - Investments at
   Market - Unaffiliated
   (Cost $2,610,587)               2,706         1,853
                           -------------   -----------
-------------------------
TOTAL INVESTMENTS                  2,706         1,853
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York                --            --
                           -------------   -----------
-------------------------
NET ASSETS                 $       2,706   $     1,853
                           =============   ===========
-------------------------
PERCENT OF NET ASSETS               0.09%         0.06%
                           =============   ===========
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
  - Units in accumulation
   period                        354.053       248.587
  - Unit value             $       7.642   $     7.454
                           -------------   -----------
-------------------------
NET ASSETS                 $       2,706   $     1,853
                           =============   ===========
-------------------------

See accompanying notes.

LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                                                                     JANUS
                                          FIDELITY                     JANUS         ASPEN
                           FIDELITY       VIP III        JANUS         ASPEN         SERIES
                           VIP II         GROWTH         ASPEN         SERIES        GLOBAL                       LN
                           CONTRAFUND     OPPORTUNITIES  SERIES        WORLDWIDE     TECHNOLOGY     LN            CAPITAL
                           SERVICE CLASS  SERVICE CLASS  BALANCED      GROWTH        SERVICE CLASS  BOND          APPRECIATION
                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $911,106)         $          --  $          --  $         --  $         --  $          --  $    192,857  $    107,032
 - Investments at
   Market - Unaffiliated
   (Cost $2,610,587)              61,105         25,430       375,408       371,349         13,338            --            --
                           -------------  -------------  ------------  ------------  -------------  ------------  ------------
-------------------------
TOTAL INVESTMENTS                 61,105         25,430       375,408       371,349         13,338       192,857       107,032
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York                 3              1            16            16              1             8             5
                           -------------  -------------  ------------  ------------  -------------  ------------  ------------
-------------------------
NET ASSETS                 $      61,102  $      25,429  $    375,392  $    371,333  $      13,337  $    192,849  $    107,027
                           =============  =============  ============  ============  =============  ============  ============
-------------------------
PERCENT OF NET ASSETS               1.96%          0.82%        12.05%        11.92%          0.43%         6.19%         3.44%
                           =============  =============  ============  ============  =============  ============  ============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
  - Units in accumulation
   period                      6,109.368      3,130.682    34,300.719    35,914.645      2,682.140    16,944.321    11,435.309
  - Unit value             $      10.001  $       8.122  $     10.944  $     10.339  $       4.973  $     11.381  $      9.359
                           -------------  -------------  ------------  ------------  -------------  ------------  ------------
-------------------------
NET ASSETS                 $      61,102  $      25,429  $    375,392  $    371,333  $      13,337  $    192,849  $    107,027
                           =============  =============  ============  ============  =============  ============  ============
-------------------------


                                        LN
                           LN           GLOBAL
                           EQUITY-      ASSET
                           INCOME       ALLOCATION
                           SUBACCOUNT   SUBACCOUNT
-------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $911,106)         $    21,775  $      374
 - Investments at
   Market - Unaffiliated
   (Cost $2,610,587)                --          --
                           -----------  ----------
-------------------------
TOTAL INVESTMENTS               21,775         374
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York               1          --
                           -----------  ----------
-------------------------
NET ASSETS                 $    21,774  $      374
                           ===========  ==========
-------------------------
PERCENT OF NET ASSETS             0.70%       0.01%
                           ===========  ==========
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
  - Units in accumulation
   period                    1,841.836      37.918
  - Unit value             $    11.821  $    9.870
                           -----------  ----------
-------------------------
NET ASSETS                 $    21,774  $      374
                           ===========  ==========
-------------------------

                                                                                                               FTVIPT
                                                                                                               TEMPLETON
                           LN          LN          MFS         MFS                     NB AMT                  INTERNATIONAL
                           MONEY       SOCIAL      EMERGING    TOTAL       MFS         MID-CAP     NB AMT      SECURITES
                           MARKET      AWARENESS   GROWTH      RETURN      UTILITIES   GROWTH      PARTNERS    CLASS 2
                           SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $911,106)         $  315,930  $    4,589  $       --  $       --  $       --  $       --  $       --  $          --
 - Investments at
   Market - Unaffiliated
   (Cost $2,610,587)               --          --      76,008       9,728      51,210      63,983      45,446         51,536
                           ----------  ----------  ----------  ----------  ----------  ----------  ----------  -------------
-------------------------
TOTAL INVESTMENTS             315,930       4,589      76,008       9,728      51,210      63,983      45,446         51,536
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York             14          --           3          --           2           3           2              2
                           ----------  ----------  ----------  ----------  ----------  ----------  ----------  -------------
-------------------------
NET ASSETS                 $  315,916  $    4,589  $   76,005  $    9,728  $   51,208  $   63,980  $   45,444  $      51,534
                           ==========  ==========  ==========  ==========  ==========  ==========  ==========  =============
-------------------------
PERCENT OF NET ASSETS           10.14%       0.15%       2.44%       0.31%       1.64%       2.05%       1.46%          1.65%
                           ==========  ==========  ==========  ==========  ==========  ==========  ==========  =============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
  - Units in accumulation
   period                  29,166.576     448.862   7,819.303     811.250   4,470.301   5,356.777   4,080.617      5,034.964
  - Unit value             $   10.834  $   10.221  $    9.720  $   11.989  $   11.455  $   11.944  $   11.136  $      10.233
                           ----------  ----------  ----------  ----------  ----------  ----------  ----------  -------------
-------------------------
NET ASSETS                 $  315,916  $    4,589  $   76,005  $    9,728  $   51,208  $   63,980  $   45,444  $      51,534
                           ==========  ==========  ==========  ==========  ==========  ==========  ==========  =============
-------------------------

                           FTVIPT
                           TEMPLETON
                           GROWTH
                           SECURITES
                           CLASS 2
                           SUBACCOUNT
-------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $911,106)         $        --
 - Investments at
   Market - Unaffiliated
   (Cost $2,610,587)            56,224
                           -----------
-------------------------
TOTAL INVESTMENTS               56,224
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York               2
                           -----------
-------------------------
NET ASSETS                 $    56,222
                           ===========
-------------------------
PERCENT OF NET ASSETS             1.80%
                           ===========
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
  - Units in accumulation
   period                    4,437.238
  - Unit value             $    12.670
                           -----------
-------------------------
NET ASSETS                 $    56,222
                           ===========
-------------------------

See accompanying notes.

LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                                         AFIS        AFIS
                                                  AIM V.I.                   AFIS        GROWTH-     GLOBAL      BARON
                                      AIM V.I.    INTERNATIONAL  AIM V.I.    GROWTH      INCOME      SMALL CAP   CAPITAL
                                      GROWTH      EQUITY         VALUE       CLASS 2     CLASS 2     CLASS 2     ASSET
                           COMBINED   SUBACCOUNT  SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30,
   2001
NET INVESTMENT INCOME
   (LOSS):
 - Dividends               $  94,666  $      --   $       --     $     --    $  25,423   $ 10,417    $    26     $    444
 - Mortality and expense
   guarantees                (10,077)      (834)         (53)        (546)        (295)      (194)        (3)        (340)
                           ---------  ----------  -------------  ----------  ----------  ----------  ----------  ----------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                     84,589       (834)         (53)        (546)      25,128     10,223         23          104
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss)
   on investments           (111,967)   (57,650)        (331)      (1,911)        (610)        77       (176)        (148)
Net change in unrealized
   appreciation or
   depreciation on
   investments              (185,893)   (13,991)      (1,002)      (3,270)     (29,981)    (7,872)       149       10,574
                           ---------  ----------  -------------  ----------  ----------  ----------  ----------  ----------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS           (297,860)   (71,641)      (1,333)      (5,181)     (30,591)    (7,795)       (27)      10,426
                           ---------  ----------  -------------  ----------  ----------  ----------  ----------  ----------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $(213,271) $ (72,475)  $   (1,386)    $ (5,727)   $  (5,463)  $  2,428    $    (4)    $ 10,530
                           =========  ==========  =============  ==========  ==========  ==========  ==========  ==========
-------------------------


                           DEUTSCHE VIT  DEUTSCHE VIT
                           EAFE          EQUITY
                           EQUITY INDEX  500 INDEX
                           SUBACCOUNT    SUBACCOUNT
-------------------------
SIX MONTHS ENDED JUNE 30,
   2001
NET INVESTMENT INCOME
   (LOSS):
 - Dividends               $      --     $         --
 - Mortality and expense
   guarantees                    (46)            (965)
                           ------------  ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                        (46)            (965)
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss)
   on investments                (71)          (1,117)
Net change in unrealized
   appreciation or
   depreciation on
   investments                (2,144)         (14,535)
                           ------------  ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS             (2,215)         (15,652)
                           ------------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $  (2,261)    $    (16,617)
                           ============  ============
-------------------------

                                                                                                                 FIDELITY
                           DEUTSCHE VIT                          DGPF        DGPF                                VIP
                           SMALL         DGPF        DGPF        EMERGING    SMALL       DGPF        DGPF        GROWTH
                           CAP INDEX     HIGH YIELD  DEVON       MARKETS     CAP VALUE   REIT        TREND       SERVICE CLASS
                           SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30,
   2001
NET INVESTMENT INCOME
   (LOSS):
 - Dividends               $     --      $    376    $    3      $   13      $   386     $   454     $     --    $    207
 - Mortality and expense
   guarantees                  (191)          (43)       (2)        (16)        (178)        (76)        (281)        (11)
                           ------------  ----------  ----------  ----------  ----------  ----------  ----------  -------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                      (191)          333         1          (3)         208         378         (281)        196
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss)
   on investments               (89)          (37)      (11)        (16)         371          40       (8,719)        (45)
Net change in unrealized
   appreciation or
   depreciation on
   investments                3,679        (1,120)       (9)        539        4,095       1,031          883        (470)
                           ------------  ----------  ----------  ----------  ----------  ----------  ----------  -------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS             3,590        (1,157)      (20)        523        4,466       1,071       (7,836)       (515)
                           ------------  ----------  ----------  ----------  ----------  ----------  ----------  -------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $  3,399      $   (824)   $  (19)     $  520      $ 4,674     $ 1,449     $ (8,117)   $   (319)
                           ============  ==========  ==========  ==========  ==========  ==========  ==========  =============
-------------------------

                           FIDELITY
                           VIP
                           HIGH INCOME
                           SERVICE CLASS
                           SUBACCOUNT
-------------------------
SIX MONTHS ENDED JUNE 30,
   2001
NET INVESTMENT INCOME
   (LOSS):
 - Dividends                $     1,795
 - Mortality and expense
   guarantees                       (32)
                            -----------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                         1,763
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss)
   on investments                (3,084)
Net change in unrealized
   appreciation or
   depreciation on
   investments                     (306)
                            -----------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                (3,390)
                            -----------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS               $    (1,627)
                            ===========
-------------------------

See accompanying notes.

LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE STATEMENTS OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                                 JANUS
                                          FIDELITY                   JANUS       ASPEN
                           FIDELITY       VIP III        JANUS       ASPEN       SERIES
                           VIP II         GROWTH         ASPEN       SERIES      GLOBAL                     LN
                           CONTRAFUND     OPPORTUNITIES  SERIES      WORLDWIDE   TECHNOLOGY     LN          CAPITAL
                           SERVICE CLASS  SERVICE CLASS  BALANCED    GROWTH      SERVICE CLASS  BOND        APPRECIATION
                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30,
   2001
NET INVESTMENT INCOME
   (LOSS):
 - Dividends               $    1,073     $       32     $   4,797   $     813   $       77     $   953     $    8,713
 - Mortality and expense
   guarantees                    (169)           (69)       (1,413)     (1,467)         (20)       (657)          (411)
                           -------------  -------------  ----------  ----------  -------------  ----------  ------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                         904            (37)        3,384        (654)          57         296          8,302
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss)
   on investments                (879)          (158)         (428)    (11,270)        (121)        472         (1,512)
Net change in unrealized
   appreciation or
   depreciation on
   investments                 (3,001)          (947)      (16,315)    (44,678)      (1,491)      3,803        (20,704)
                           -------------  -------------  ----------  ----------  -------------  ----------  ------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS              (3,880)        (1,105)      (16,743)    (55,948)      (1,612)      4,275        (22,216)
                           -------------  -------------  ----------  ----------  -------------  ----------  ------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $   (2,976)    $   (1,142)    $ (13,359)  $ (56,602)  $   (1,555)    $ 4,571     $  (13,914)
                           =============  =============  ==========  ==========  =============  ==========  ============
-------------------------


                                       LN
                           LN          GLOBAL
                           EQUITY-     ASSET
                           INCOME      ALLOCATION
                           SUBACCOUNT  SUBACCOUNT
-------------------------
SIX MONTHS ENDED JUNE 30,
   2001
NET INVESTMENT INCOME
   (LOSS):
 - Dividends               $    887    $       30
 - Mortality and expense
   guarantees                   (73)           (2)
                           ----------  ----------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                       814            28
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss)
   on investments               (49)          (11)
Net change in unrealized
   appreciation or
   depreciation on
   investments               (1,574)          (45)
                           ----------  ----------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS            (1,623)          (56)
                           ----------  ----------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $   (809)   $      (28)
                           ==========  ==========
-------------------------

                                                                                                               FTVIPT
                                                                                                               TEMPLETON
                           LN          LN          MFS         MFS                     NB AMT                  INTERNATIONAL
                           MONEY       SOCIAL      EMERGING    TOTAL       MFS         MID-CAP     NB AMT      SECURITIES
                           MARKET      AWARENESS   GROWTH      RETURN      UTILITIES   GROWTH      PARTNERS    CLASS 2
                           SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30,
   2001
NET INVESTMENT INCOME
   (LOSS):
 - Dividends               $ 2,996     $    99     $   6,198   $   532     $  3,295    $     --    $  1,301    $    13,008
 - Mortality and expense
   guarantees                 (510)         (4)         (389)      (30)        (127)       (194)       (147)          (181)
                           ----------  ----------  ----------  ----------  ----------  ----------  ----------  -------------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                    2,486          95         5,809       502        3,168        (194)      1,154         12,827
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss)
   on investments               --         (10)      (23,443)       13         (271)       (636)         (6)          (152)
Net change in unrealized
   appreciation or
   depreciation on
   investments                  --        (265)       (9,662)     (477)      (6,782)     (1,930)     (1,588)       (16,772)
                           ----------  ----------  ----------  ----------  ----------  ----------  ----------  -------------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON
   INVESTMENTS                  --        (275)      (33,105)     (464)      (7,053)     (2,566)     (1,594)       (16,924)
                           ----------  ----------  ----------  ----------  ----------  ----------  ----------  -------------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $ 2,486     $  (180)    $ (27,296)  $    38     $ (3,885)   $ (2,760)   $   (440)   $    (4,097)
                           ==========  ==========  ==========  ==========  ==========  ==========  ==========  =============
-------------------------

                           FTVIPT
                           TEMPLETON
                           GROWTH
                           SECURITIES
                           CLASS 2
                           SUBACCOUNT
-------------------------
SIX MONTHS ENDED JUNE 30,
   2001
NET INVESTMENT INCOME
   (LOSS):
 - Dividends               $   10,318
 - Mortality and expense
   guarantees                    (108)
                           ----------
-------------------------
NET INVESTMENT INCOME
   (LOSS)                      10,210
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss)
   on investments                  21
Net change in unrealized
   appreciation or
   depreciation on
   investments                 (9,715)
                           ----------
-------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON
   INVESTMENTS                 (9,694)
                           ----------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $      516
                           ==========
-------------------------

See accompanying notes.

LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)


                                                                                                       AFIS          AFIS
                                                            AIM V.I.                     AFIS          GROWTH-       GLOBAL
                                              AIM V.I.      INTERNATIONAL  AIM V.I.      GROWTH        INCOME        SMALL CAP
                                              GROWTH        EQUITY         VALUE         CLASS 2       CLASS 2       CLASS 2
                                COMBINED      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  2,172,574  $   147,807   $      8,733   $    99,996   $    64,450   $   26,820    $     524
CHANGES FROM OPERATIONS:
  - Net investment income
   (loss)                             84,589         (834)           (53)         (546)       25,128       10,223           23
  - Net realized gain (loss)
   on investments                   (111,967)     (57,650)          (331)       (1,911)         (610)          77         (176)
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                      (185,893)     (13,991)        (1,002)       (3,270)      (29,981)      (7,872)         149
                                ------------  ------------  ------------   ------------  ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS        (213,271)     (72,475)        (1,386)       (5,727)       (5,463)       2,428           (4)
------------------------------
Change From Unit Transactions:
  - Participant purchases          1,737,086      121,452         18,187       151,505        45,910       58,446        2,773
  - Participant withdrawals         (580,813)     (31,965)        (2,047)      (16,589)       (6,229)      (2,185)        (483)
                                ------------  ------------  ------------   ------------  ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                    1,156,273       89,487         16,140       134,916        39,681       56,261        2,290
                                ------------  ------------  ------------   ------------  ------------  ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        943,002       17,012         14,754       129,189        34,218       58,689        2,286
                                ------------  ------------  ------------   ------------  ------------  ------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $  3,115,576  $   164,819   $     23,487   $   229,185   $    98,668   $   85,509    $   2,810
                                ============  ============  ============   ============  ============  ============  ============
------------------------------

                                              DEUTSCHE
                                              VIT           DEUTSCHE
                                BARON         EAFE          VIT
                                CAPITAL       EQUITY        EQUITY 500
                                ASSET         INDEX         INDEX
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $   82,206    $   11,969    $    235,226
CHANGES FROM OPERATIONS:
  - Net investment income
   (loss)                              104           (46)           (965)
  - Net realized gain (loss)
   on investments                     (148)          (71)         (1,117)
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                      10,574        (2,144)        (14,535)
                                ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS        10,530        (2,261)        (16,617)
------------------------------
Change From Unit Transactions:
  - Participant purchases           11,907         4,720          62,026
  - Participant withdrawals         (4,980)       (1,311)        (15,235)
                                ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                      6,927         3,409          46,791
                                ------------  ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                       17,457         1,148          30,174
                                ------------  ------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $   99,663    $   13,117    $    265,400
                                ============  ============  ============
------------------------------

                                DEUTSCHE
                                VIT                                       DGPF          DGPF
                                SMALL CAP     DGPF          DGPF          EMERGING      SMALL CAP     DGPF          DGPF
                                INDEX         HIGH YIELD    DEVON         MARKETS       VALUE         REIT          TREND
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $   44,215    $    4,644    $     470     $   2,857     $   33,651    $   14,998    $   58,577
CHANGES FROM OPERATIONS:
  - Net investment income
   (loss)                             (191)          333            1            (3)           208           378          (281)
  - Net realized gain (loss)
   on investments                      (89)          (37)         (11)          (16)           371            40        (8,719)
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                       3,679        (1,120)          (9)          539          4,095         1,031           883
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         3,399          (824)         (19)          520          4,674         1,449        (8,117)
------------------------------
Change From Unit Transactions:
  - Participant purchases           14,414        17,675           --         2,938         54,300         8,073        44,545
  - Participant withdrawals         (4,250)       (1,042)        (117)         (753)        (2,258)       (1,945)       (6,958)
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                     10,164        16,633         (117)        2,185         52,042         6,128        37,587
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                       13,563        15,809         (136)        2,705         56,716         7,577        29,470
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $   57,778    $   20,453    $     334     $   5,562     $   90,367    $   22,575    $   88,047
                                ============  ============  ============  ============  ============  ============  ============
------------------------------

                                FIDELITY       FIDELITY
                                VIP            VIP
                                GROWTH         HIGH INCOME
                                SERVICE CLASS  SERVICE CLASS
                                SUBACCOUNT     SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $      3,224   $        546
CHANGES FROM OPERATIONS:
  - Net investment income
   (loss)                                196          1,763
  - Net realized gain (loss)
   on investments                        (45)        (3,084)
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                          (470)          (306)
                                ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS            (319)        (1,627)
------------------------------
Change From Unit Transactions:
  - Participant purchases                 --          4,514
  - Participant withdrawals             (199)        (1,580)
                                ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                         (199)         2,934
                                ------------   ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           (518)         1,307
                                ------------   ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $      2,706   $      1,853
                                ============   ============
------------------------------

See accompanying notes.

LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                               FIDELITY                     JANUS         JANUS
                                FIDELITY       VIP III        JANUS         ASPEN         ASPEN SERIES
                                VIP II         GROWTH         ASPEN         SERIES        GLOBAL                       LN
                                CONTRAFUND     OPPORTUNITIES  SERIES        WORLDWIDE     TECHNOLOGY     LN            CAPITAL
                                SERVICE CLASS  SERVICE CLASS  BALANCED      GROWTH        SERVICE CLASS  BOND          APPRECIATION
                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $     33,780   $     14,304   $   343,841   $   358,118   $        755   $   101,825   $   103,374
CHANGES FROM OPERATIONS:
  - Net investment income
   (loss)                                904            (37)        3,384          (654)            57           296         8,302
  - Net realized gain (loss)
   on investments                       (879)          (158)         (428)      (11,270)          (121)          472        (1,512)
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                        (3,001)          (947)      (16,315)      (44,678)        (1,491)        3,803       (20,704)
                                ------------   ------------   ------------  ------------  ------------   ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          (2,976)        (1,142)      (13,359)      (56,602)        (1,555)        4,571       (13,914)
------------------------------
Change From Unit Transactions:
  - Participant purchases             36,725         14,067        58,846        88,309         15,435        97,710        24,795
  - Participant withdrawals           (6,427)        (1,800)      (13,936)      (18,492)        (1,298)      (11,257)       (7,228)
                                ------------   ------------   ------------  ------------  ------------   ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                       30,298         12,267        44,910        69,817         14,137        86,453        17,567
                                ------------   ------------   ------------  ------------  ------------   ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         27,322         11,125        31,551        13,215         12,582        91,024         3,653
                                ------------   ------------   ------------  ------------  ------------   ------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $     61,102   $     25,429   $   375,392   $   371,333   $     13,337   $   192,849   $   107,027
                                ============   ============   ============  ============  ============   ============  ============
------------------------------


                                              LN
                                LN            GLOBAL
                                EQUITY-       ASSET
                                INCOME        ALLOCATION
                                SUBACCOUNT    SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $   17,422    $        529
CHANGES FROM OPERATIONS:
  - Net investment income
   (loss)                              814              28
  - Net realized gain (loss)
   on investments                      (49)            (11)
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                      (1,574)            (45)
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          (809)            (28)
------------------------------
Change From Unit Transactions:
  - Participant purchases            8,300              --
  - Participant withdrawals         (3,139)           (127)
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                      5,161            (127)
                                ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        4,352            (155)
                                ------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $   21,774    $        374
                                ============  ============
------------------------------


                                LN            LN            MFS           MFS                         NB AMT
                                MONEY         SOCIAL        EMERGING      TOTAL         MFS           MID-CAP       NB AMT
                                MARKET        AWARENESS     GROWTH        RETURN        UTILITIES     GROWTH        PARTNERS
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $    82,916   $     543     $   110,338   $    3,821    $   25,870    $   45,279    $   33,734
CHANGES FROM OPERATIONS:
  - Net investment income
   (loss)                             2,486          95           5,809          502         3,168          (194)        1,154
  - Net realized gain (loss)
   on investments                        --         (10)        (23,443)          13          (271)         (636)           (6)
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                           --        (265)         (9,662)        (477)       (6,782)       (1,930)       (1,588)
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          2,486        (180)        (27,296)          38        (3,885)       (2,760)         (440)
------------------------------
Change From Unit Transactions:
  - Participant purchases           577,356       4,802          41,254        7,923        34,396        27,920        14,195
  - Participant withdrawals        (346,842)       (576)        (48,291)      (2,054)       (5,173)       (6,459)       (2,045)
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                     230,514       4,226          (7,037)       5,869        29,223        21,461        12,150
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                       233,000       4,046         (34,333)       5,907        25,338        18,701        11,710
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $   315,916   $   4,589     $    76,005   $    9,728    $   51,208    $   63,980    $   45,444
                                ============  ============  ============  ============  ============  ============  ============
------------------------------

                                FTVIPT         FTVIPT
                                TEMPLETON      TEMPLETON
                                INTERNATIONAL  GROWTH
                                SECURITIES     SECURITIES
                                CLASS 2        CLASS 2
                                SUBACCOUNT     SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $     43,803   $     11,409
CHANGES FROM OPERATIONS:
  - Net investment income
   (loss)                             12,827         10,210
  - Net realized gain (loss)
   on investments                       (152)            21
  - Net change in unrealized
   appreciation or
     depreciation on
   investments                       (16,772)        (9,715)
                                ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          (4,097)           516
------------------------------
Change From Unit Transactions:
  - Participant purchases             13,522         48,146
  - Participant withdrawals           (1,694)        (3,849)
                                ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                       11,828         44,297
                                ------------   ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          7,731         44,813
                                ------------   ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $     51,534   $     56,222
                                ============   ============
------------------------------

See accompanying notes.

LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION
   THE VARIABLE ACCOUNT: LLANY Separate Account R for Flexible Premium Variable Life Insurance (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (LNY) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on October 1, 1999, are part of the operations of LNY.

   The assets of the Variable Account are owned by LNY. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of LNY.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts. These financial statements are unaudited. Operating results for the six months ended June 30, 2001 are not necessarily indicative of the results that may be expected for the entire year ending December 31, 2001. For further informaiton, refer to the financial statements and notes as of December 31, 2000 included in this registration statement.

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                          (JUNE 30, 2001 - UNAUDITED)

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

BALANCE SHEET -- STATUTORY BASIS (UNAUDITED)

                                                              JUNE 30
                                                              2001             2000
                                                              --------------   --------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                         $1,547,346,060   $1,497,352,170
------------------------------------------------------------
Common stocks                                                             --           92,332
------------------------------------------------------------
Mortgage loans on real estate                                    186,319,848      196,040,358
------------------------------------------------------------
Policy loans                                                     176,735,837      179,122,248
------------------------------------------------------------
Other investments                                                    291,826          366,226
------------------------------------------------------------
Receivable for securities                                                 --        2,307,817
------------------------------------------------------------
Cash and short-term investments                                   26,940,070       36,364,948
------------------------------------------------------------  --------------   --------------
Total cash and investments                                     1,937,633,641    1,911,646,099
------------------------------------------------------------
Premiums and fees in course of collection                          4,908,504        4,325,887
------------------------------------------------------------
Accrued investment income                                         31,204,637       30,844,858
------------------------------------------------------------
Reinsurance recoverable                                               52,896          356,902
------------------------------------------------------------
Other admitted assets                                              2,043,926        4,192,555
------------------------------------------------------------
Separate account assets                                          331,666,933      343,262,137
------------------------------------------------------------  --------------   --------------
Total admitted assets                                         $2,307,510,537   $2,294,628,438
------------------------------------------------------------  ==============   ==============

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $1,737,025,608   $1,746,379,553
------------------------------------------------------------
Other policyholder funds                                           5,712,698       30,700,431
------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee        4,863,439        6,468,640
------------------------------------------------------------
Asset valuation reserve                                            9,537,940       10,849,760
------------------------------------------------------------
Interest maintenance reserve                                              --       (1,181,666)
------------------------------------------------------------
Payable for securities                                            21,897,782               --
------------------------------------------------------------
Other liabilities                                                 24,496,357       18,435,856
------------------------------------------------------------
Net transfers due from separate accounts                         (13,659,884)      (6,212,917)
------------------------------------------------------------
Separate account liabilities                                     331,229,833      343,262,137
------------------------------------------------------------  --------------   --------------
Total liabilities                                              2,121,103,773    2,148,701,794
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $100 par value:
  Authorized, issued and outstanding -- 2,000 shares
  (owned by the Lincoln National Life Insurance Company)           2,000,000        2,000,000
------------------------------------------------------------
Surplus notes due to Lincoln National Corporation                         --               --
------------------------------------------------------------
Paid-in surplus                                                  384,128,481      384,128,481
------------------------------------------------------------
Unassigned surplus -- deficit                                   (199,721,717)    (240,201,837)
------------------------------------------------------------  --------------   --------------
Total capital and surplus                                        186,406,764      145,926,644
------------------------------------------------------------  --------------   --------------
Total liabilities and capital and surplus                     $2,307,510,537   $2,294,628,438
------------------------------------------------------------  ==============   ==============

See accompanying notes.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENT OF OPERATIONS -- STATUTORY BASIS (UNAUDITED)

                                                              SIX MONTH PERIOD ENDED JUNE 30
                                                              2001             2000
                                                              --------------   --------------
PREMIUMS AND OTHER REVENUES:
Premiums and annuity considerations for life and accident
and health policies and contracts                              $116,639,815     $125,706,415
------------------------------------------------------------
Net investment income                                            66,972,696       64,839,702
------------------------------------------------------------
Amortization of the interest maintenance reserve                    (94,985)        (623,219)
------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded             494,977        2,566,041
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      2,787,637        2,293,514
------------------------------------------------------------
Other income                                                      3,260,451        2,711,376
------------------------------------------------------------   ------------     ------------
Total revenues                                                  190,060,591      197,493,829
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                109,998,746      136,865,280
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses          51,808,358       33,696,310
------------------------------------------------------------   ------------     ------------
Total benefits and expenses                                     161,807,104      170,561,590
------------------------------------------------------------   ------------     ------------
Gain (loss) from operations before dividends to
policyholders, income taxes and net realized gain on
investments                                                      28,253,487       26,932,239
------------------------------------------------------------
Dividends to policyholders                                        2,491,926        2,391,214
------------------------------------------------------------   ------------     ------------
Gain (loss) from operations before federal income taxes and
net realized gain on investments                                 25,761,561       24,541,025
------------------------------------------------------------
Federal income taxes                                                526,676          749,440
------------------------------------------------------------   ------------     ------------
Gain (loss) from operations before net realized gain on
investments                                                      25,234,885       23,791,585
------------------------------------------------------------
Net realized gain (loss) on investments, net of income tax
expense and excluding net transfers to the interest
maintenance reserve                                              (5,099,513)        (447,123)
------------------------------------------------------------   ------------     ------------
Net income                                                     $ 20,135,372     $ 23,344,462
------------------------------------------------------------   ============     ============

See accompanying notes.                                                      C-3

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS (UNAUDITED)

                                                              SIX MONTH PERIOD ENDED JUNE
                                                              30
                                                              2001                2000
                                                              -----------------   -----------------
CAPITAL AND SURPLUS AT BEGINNING OF PERIOD                    $     168,619,160   $     132,393,566
------------------------------------------------------------
CAPITAL AND SURPLUS INCREASE (DECREASE):
------------------------------------------------------------
Net income                                                           20,135,372          23,344,462
------------------------------------------------------------
Change in net unrealized capital gains or (losses)                     (868,598)         (1,167,366)
------------------------------------------------------------
Nonadmitted assets                                                     (147,413)         (3,317,229)
------------------------------------------------------------
Change in surplus as a result of reinsurance                           (256,345)         (2,361,532)
------------------------------------------------------------
Asset valuation reserve                                                 766,806          (2,965,258)
------------------------------------------------------------
Cummulative effect of change in accounting principles                (1,842,218)                 --
------------------------------------------------------------  -----------------   -----------------
Capital and surplus at end of period                          $     186,406,764   $     145,926,643
------------------------------------------------------------  =================   =================

See accompanying notes.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENT OF CASH FLOWS -- STATUTORY BASIS (UNAUDITED)

                                                              SIX MONTH PERIOD ENDED JUNE 30
                                                              2001             2000
                                                              --------------   --------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 119,106,729    $  89,739,681
------------------------------------------------------------
Investment income received                                       66,915,752       63,292,093
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      2,787,637               --
------------------------------------------------------------
Benefits paid                                                  (150,205,869)    (128,660,411)
------------------------------------------------------------
Insurance expenses paid                                         (52,607,851)     (34,386,580)
------------------------------------------------------------
Federal income taxes recovered (paid)                              (755,193)        (934,136)
------------------------------------------------------------
Dividends to policyholders                                       (2,586,216)      (2,423,494)
------------------------------------------------------------
Other income received and expenses paid, net                     14,872,494       21,935,353
------------------------------------------------------------  -------------    -------------
Net cash provided by (used in) operating activities              (2,472,517)       8,562,506
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      122,306,701      112,375,511
------------------------------------------------------------
Purchase of investments                                        (143,029,549)    (129,766,059)
------------------------------------------------------------
Other sources (uses) including reinsured policy loans             2,208,139       (1,685,099)
------------------------------------------------------------  -------------    -------------
Net cash provided by (used in) investing activities             (18,514,709)     (19,075,647)
------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                          --       (2,361,532)
------------------------------------------------------------
Other                                                             1,237,040       19,772,354
------------------------------------------------------------  -------------    -------------
Net cash provided by (used in) financing activities               1,237,040       17,410,822
------------------------------------------------------------  -------------    -------------

Net increase (decrease) in cash and short-term investments      (19,750,186)       6,897,681
------------------------------------------------------------
Cash and short-term investments at beginning of period           46,690,256       29,467,267
------------------------------------------------------------  -------------    -------------
Cash and short-term investments at end of period              $  26,940,070    $  36,364,948
------------------------------------------------------------  =============    =============

See accompanying notes.                                                      C-5

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS (UNAUDITED)

1. BASIS OF PRESENTATION

--------------------------------------------------------------------------------

The accompanying financial statements of Lincoln Life & Annuity Company of New York have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners, except to the extent that New York State law differs and they do not contain complete notes.

The New York Insurance Department recognizes only statutory accounting practices prescribed or permitted by the state of New York for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the New York Insurance Law. The company's financial statements were completed following the National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures manual, version effective January 1, 2001 (NAIC SAP) except they do not contain complete notes. However, the state of New York has certain prescribed accounting practices that differ from those found in NAIC SAP. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.


Specifically relating to the Lincoln Life & Annuity Company of New York, deferred income tax assets and liabilities are not included in the company's balance sheet per New York Insurance Law. According to the NAIC SAP, these amounts should be included. If the deferred tax assets were included as of January 1, 2001, admitted assets and statutory surplus would have been increased by approximately $30,557,000. As of June 30, 2001, admitted deferred tax assets and statutory surplus would have increased by $21,588,176.



Disclosure for Insurers Upon Initial Implementation of Codification: Accounting changes adopted to conform to the provisions of the NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased unassigned funds (surplus), of $1,842,218 as of January 1, 2001.


These financial statements are unaudited and include all adjustments (consisting of normal recurring accruals) necessary for a fair presentation of the results, in accordance with the accounting basis described above. For further information, refer to the statutory-basis financial statements and notes as of December 31, 2000, 1999, and 1998 included in this registration statement.

Operating results for the six months ended June 30, 2001 are not necessarily indicative of the results that may be expected for the entire year ending December 31, 2001.

                                    PART II

                        FEES AND CHARGES REPRESENTATION
    Lincoln Life & Annuity Company of New York represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

                                  UNDERTAKING
    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                INDEMNIFICATION

       (a) Brief description of indemnification provisions.

           In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York (LLANY) provides that LLANY will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LLANY, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LLANY. Certain additional conditions apply to indemnification in criminal proceedings.

           In particular, separate conditions govern indemnification of directors, officers, and employees of LLANY in connection with suits by, or in the right of, LLANY.

           Please refer to Article VII Section 2 of the By-Laws of LLANY (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

       (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT


    This Post-Effective Amendment No. 7 to this registration statement comprises the following papers and documents:


       The facing sheet;
       A cross-reference sheet (reconciliation and tie);

       Prospectus One consisting of 83 pages (incorporated by reference);


       Prospectus Two consisting of 97 pages;

       The undertaking to file reports;
       The fees and charges representation;
       Statements regarding indemnification;
       The signatures.
       Consents
           Robert O. Sheppard, Esquire
           Vaughn W. Robbins, FSA

           Ernst & Young LLP, Independent Auditors

    1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

       (1) Resolution of the Board of Directors of Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account.(2)

       (2) Not applicable.

       (3) (a) Principal Underwriting Agreement between Lincoln Financial Advisors Corporation and Lincoln Life & Annuity Company of New York.(3)


           (b) Selling Group Agreement.(7)


           (c) Commission Schedule for Variable Life Policies.

       (4) Not applicable.

       (5) (a)  Form of Policy and Application.(2)


           (b) Riders.(2)


               Form of Contract LN655NY, form of Application B10409NY.(4)


       (6) (a) Articles of Incorporation of Lincoln Life & Annuity Company of New York.(1)


           (b) Bylaws of Lincoln Life & Annuity Company of New York.(1)

       (7) Not applicable.
       (8) Fund Participation Agreements.
           Agreements between Lincoln Life & Annuity Company of New York and Amendments thereto:


           (a) AIM Variable Insurance Funds.(5)


           (b) Alliance Variable Products Series Fund, Inc.(8)


           (c) American Funds Insurance Series.(5)


           (d) Baron Capital Funds Trust.(5)


           (e) BT Insurance Funds Trust.(5)


           (f)  Delaware Group Premium Fund.(5)


           (g) Fidelity Variable Insurance Products Fund.(5)


           (h) Franklin Templeton Variable Products Series Fund.(5)


           (i)  Janus Aspen Series.(5)


           (j)  Lincoln National Funds(5)


           (k) MFS-Registered Trademark- Variable Insurance Trust.(5)


           (l)  Neuberger & Berman Advisors Management Trust.(5)


           (m) Form of Putnam Variable Trust(6)


       (9) Not applicable.

       (10) See Exhibit 1(5).
    2.  See Exhibit 1(5).
    3.  Opinion and Consent of Robert O. Sheppard, Esq.
    4.  Not applicable.
    5.  Not applicable.
    6.  Opinion and Consent of Vaughn W. Robbins, F.S.A.
    7.  Consent of Ernst & Young LLP, Independent Auditors
    8.  Not applicable.

    * To be filed by amendment


(1) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-38007 filed on October 16, 1997.



(2) Incorporated by reference to Registration Statement on Form N-8B-2 (File No. 811-08651) filed on February 11, 1998.



(3) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 333-42507) filed on February 26, 1999.



(4) Incorporated by reference to Registration Statement From S-6 (File No. 333-33778) filed on March 31, 2000.



(5) Incorporated by reference to Post-Effective Amendment No. 6 on Form S-6 (File No. 333-46113) filed on April 19, 2001.



(6) Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6 (File No. 333-52194) filed on September 18, 2001.



(7) Incorporated by reference to Post Effective Amendment No. 1 on Form N-4 (File No. 333-93875) filed on April 28, 2000.



(8) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on April 18, 2001.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Act of 1933, the Registrant, LLANY Separate Account R for Flexible Premium Variable Life Insurance (File
No. 333-46113), has caused this Post-Effective Amendment No. 7 to this Registration Statement on Form S-6 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut, on the 18th day of September, 2001. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.



                                LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                (Registrant)

                                By:              /s/ GARY W. PARKER
                                     ------------------------------------------
                                                   Gary W. Parker
                                       SECOND VICE PRESIDENT AND DIRECTOR OF
                                     LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                                LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                                (Depositor)

                                By:              /s/ GARY W. PARKER
                                     ------------------------------------------
                                                   Gary W. Parker
                                         SECOND VICE PRESIDENT AND DIRECTOR

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 7 to this Registration Statement (File
No. 333-46113) has been signed below on September 18, 2001 by the following persons, as officers and directors of the Depositor, in the capacities indicated:



                    SIGNATURE                                 TITLE
                    ---------                                 -----
              /s/ LORRY J. STENSRUD*                President and Director
         --------------------------------            (Principal Executive
                Lorry J. Stensrud                    Officer)

                                                    Second Vice President and
                                                     Chief
                /s/ JANET CHRZAN*                    Financial Officer
         --------------------------------            (Principal Financial
                   Janet Chrzan                      Officer and Principal
                                                     Accounting Officer)

                /s/ JOHN H. GOTTA*                  Second Vice President,
         --------------------------------            Assistant Secretary, and
                  John H. Gotta                      Director

               /s/ GARY W. PARKER*
         --------------------------------           Second Vice President and
                  Gary W. Parker                     Director

             /s/ J. PATRICK BARRETT*
         --------------------------------           Director
                J. Patrick Barrett

               /s/ ROBERT D. BOND*
         --------------------------------           Director
                  Robert D. Bond

                /s/ JON A. BOSCIA*
         --------------------------------           Director
                  Jon A. Boscia

          /s/ BARBARA STEURY KOWALCZYK*
         --------------------------------           Director
             Barbara Steury Kowalczyk

          /s/ MARGUERITE LEANNE LACHMAN*
         --------------------------------           Director
            Marguerite Leanne Lachman

             /s/ LOUIS G. MARCOCCIA*
         --------------------------------           Director
                Louis G. Marcoccia

              /s/ JOHN M. PIETRUSKI*
         --------------------------------           Director
                John M. Pietruski

                    SIGNATURE                                 TITLE
                    ---------                                 -----
                /s/ RON J. PONDER*
         --------------------------------           Director
                  Ron J. Ponder

             /s/ LAWRENCE T. ROWLAND*
         --------------------------------           Director
               Lawrence T. Rowland

             /s/ RICHARD C. VAUGHAN*
         --------------------------------           Director
                Richard C. Vaughan




                                          * By: /s/ Gary W. Parker
                                          --------------------------------------
                                          Gary W. Parker,
                                          pursuant to a Power of
                                          Attorney filed with this
                                          Post-Effective Amendment No. 7
                                          to the Registration Statement.

                               POWER OF ATTORNEY



We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint Gary W. Parker, Robert O. Sheppard, and Christine S. Frederick individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6 or Form N-6, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by our attorneys-in-fact to any such amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individuals for this specific purpose.



WITNESS our hands and common seal on this 3rd day of August 2001.



SIGNATURE                                           TITLE
---------                                           -----
/s/ John H. Gotta                                   Second Vice President,
--------------------------------                    Assistant Secretary, and
John H. Gotta                                       Director

                               POWER OF ATTORNEY



We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint Gary W. Parker, Robert O. Sheppard, and Christine S. Frederick individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6 or Form N-6, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by our attorneys-in-fact to any such amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individuals for this specific purpose.



WITNESS our hands and common seal on this 9th day of August 2001.



SIGNATURE                                           TITLE
---------                                           -----
/s/ Lorry J. Stensrud                               President and Director
--------------------------------                    (Principal Executive
Lorry J. Stensrud                                   Officer)

                                                    Second Vice President and
/s/ Janet Chrzan                                    Chief Financial Officer
--------------------------------                    (Principal Financial
Janet Chrzan                                        Officer and Principal
                                                    Accounting Officer)

                                                    Second Vice President,
--------------------------------                    Assistant Secretary, and
John H. Gotta                                       Director

/s/ Gary W. Parker
--------------------------------                    Second Vice President and
Gary W. Parker                                      Director

/s/ J. Patrick Barrett
--------------------------------                    Director
J. Patrick Barrett

/s/ Robert D. Bond
--------------------------------                    Director
Robert D. Bond

/s/ Jon A. Boscia
--------------------------------                    Director
Jon A. Boscia

/s/ Barbara Steury Kowalczyk
--------------------------------                    Director
Barbara Steury Kowalczyk

/s/ Marguerite Leanne Lachman
--------------------------------                    Director
Marguerite Leanne Lachman

/s/ Louis G. Marcoccia
--------------------------------                    Director
Louis G. Marcoccia

/s/ John M. Pietruski
--------------------------------                    Director
John M. Pietruski

/s/ Ron J. Ponder
--------------------------------                    Director
Ron J. Ponder

/s/ Lawrence T. Rowland
--------------------------------                    Director
Lawrence T. Rowland

/s/ Richard C. Vaughan
--------------------------------                    Director
Richard C. Vaughan

FOR ROBERT D. BOND

STATE OF INDIANA                )    Subscribed and sworn to before
                                     me this 9th day of August 2001
COUNTY OF ALLEN                 )

                                     /s/ Brenda S. Henline
                                     ------------------------------
                                     Notary Public
                                     Commission Expires 2/16/07

FOR JANET CHRZAN

STATE OF INDIANA                )    Subscribed and sworn to before
                                     me this 9th day of August 2001
COUNTY OF ALLEN                 )

                                     /s/ Tina M. Drzewiecki
                                     ------------------------------
                                     Notary Public
                                     Commission Expires December
                                     20, 2008

FOR LAWRENCE T. ROWLAND

STATE OF INDIANA                )    Subscribed and sworn to before
                                     me this 9th day of August 2001
COUNTY OF ALLEN                 )

                                     /s/ Karen S. Burtnette
                                     ------------------------------
                                     Notary Public
                                     Commission Expires 3/24/08

FOR RON J. PONDER

STATE OF NEW JERSEY             )    Subscribed and sworn to before
                                     me this 9th day of August 2001
COUNTY OF MORRIS                )

                                     /s/ Barbara Welsh
                                     ------------------------------
                                     Notary Public
                                     Commission Expires 3-5-02